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                                                                               .
                                                                               .

                  NYLIAC CORPORATE SPONSORED VUL ANNUAL REPORT

                                DECEMBER 31, 2007

                                TABLE OF CONTENTS




Message from New York Life Insurance and Annuity Corporation............      3

Performance Summary.....................................................      5

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I
Statement of Assets and Liabilities.....................................      8
Statement of Operations.................................................     24
Statement of Changes in Net Assets......................................     32
Notes to Financial Statements...........................................     46
Report of Independent Registered Accounting Firm........................     90

The Annual Report for the MainStay VP Series Fund, Inc.

  Balanced Portfolio - Initial Class*
  Bond Portfolio - Initial Class
  Capital Appreciation Portfolio - Initial Class
  Cash Management Portfolio
  Common Stock Portfolio - Initial Class
  Conservative Allocation Portfolio - Initial Class*
  Convertible Portfolio - Initial Class
  Developing Growth Portfolio - Initial Class*
  Floating Rate Portfolio - Initial Class*
  Growth Allocation Portfolio - Initial Class*
  Government Portfolio - Initial Class
  High Yield Corporate Bond Portfolio - Initial Class
  ICAP Select Equity Portfolio - Initial Class (Closed to new purchases)
  International Equity Portfolio - Initial Class
  Large Cap Growth Portfolio - Initial Class (Closed to new purchases)
  Mid Cap Core Portfolio - Initial Class*
  Mid Cap Growth Portfolio - Initial Class*
  Mid Cap Value Portfolio - Initial Class*
  Moderate Allocation Portfolio - Initial Class*
  Moderate Growth Allocation Portfolio - Initial Class*
  S&P 500 Index Portfolio - Initial Class
  Small Cap Growth Portfolio - Initial Class*
  Total Return Portfolio - Initial Class
  Value Portfolio - Initial Class

* The MainStay VP Balanced Portfolio - Initial Class, Conservative
  Allocation Portfolio - Initial Class, Developing Growth
  Portfolio - Initial Class, Floating Rate Portfolio - Initial Class,
  Growth Allocation Portfolio - Initial Class, Mid Cap Core
  Portfolio - Initial Class, Mid Cap Growth Portfolio - Initial Class,
  Mid Cap Value Portfolio - Initial Class, Moderate Allocation
  Portfolio - Initial Class, Moderate Growth Allocation
  Portfolio - Initial Class and Small Cap Growth Portfolio - Initial
  Class are not available under the CSVUL policy.

The Annual Reports for the Portfolios listed below:

Alger American Small Capitalization Portfolio - Class O Shares (Closed
  to new purchases)
CVS Calvert Social Balanced Portfolio (Closed to new purchases)
Fidelity(R) VIP Contrafund(R) - Initial Class
Fidelity(R) VIP Equity-Income - Initial Class
Janus Aspen Series Balanced - Institutional Shares
Janus Aspen Series Worldwide Growth - Institutional Shares
Morgan Stanley UIF Emerging Markets Equity - Class I
T. Rowe Price Equity Income Portfolio



Please see the individual fund annual reports for any applicable fund prospectus supplement(s) that may have been included.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to present the December 31, 2007 Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of their portfolio's performance.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

February 2008

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CSVUL AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007

(1) Figures are calculated from the Investment Division Inception Date, which is the date money was first invested into each Investment Division.

(2) Certain portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses, as if the policy had been available during the periods shown.

(3) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER UNIT, IT IS POSSIBLE TO LOSE MONEY. THE CURRENT YIELD MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL FIGURES SHOWN.

(4) The MainStay VP Income & Growth--Initial Class Portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class Portfolio on August
17, 2007.

(5) MainStay VP S&P 500 Index Portfolio--The S&P 500 Index(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an index.

(6) New allocations and transfers to the Alger American Small Capitalization Portfolio--Class O Shares Investment Division will not be accepted from policyowners who were not invested in the Investment Division as of June 1, 2007.

(7) Effective August 15, 2006, the MainStay VP ICAP Select Equity--Initial Class Portfolio, MainStay VP Large Cap Growth--Initial Class Portfolio and CVS Calvert Social Balanced Portfolio were closed to new purchases (including new premiums and transfers).

         The advisers to some of the Portfolios have assumed or reduced some of their Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total returns for their Portfolios would have been lower.

    * Management Portfolio fee as determined by Fund Company.

    This product is not available in all states.

       ISSUED BY: NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (A DELAWARE
                                    CORPORATION)
                        51 MADISON AVENUE, NEW YORK, NY 10010
                       DISTRIBUTED BY: NYLIFE DISTRIBUTORS LLC
                                  MEMBER FINRA/SIPC

NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE MONTHLY PERFORMANCE SUMMARY
    FOR CSVUL
    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007

    The chart below shows the monthly Average Annual Total Returns of each Portfolio for the periods shown. No policyowner can invest directly in the Portfolios. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. They do not reflect mortality and expense risk charges, cost of insurance charges, monthly contract charges, surrender charges, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. Consequently, the returns shown below are greater than actual returns that would have been received under the policy during the periods shown. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.


                                                           INVESTMENT
                                                            DIVISION
                                                            INCEPTION    YEAR TO
INVESTMENT DIVISION                                          DATE(1)       DATE
MainStay VP Series Funds:
  Bond--Initial Class                                       1/23/1984      6.52%
  Capital Appreciation--Initial Class                       1/29/1993     12.39
  Cash Management--Current 7 day yield as of
     December 31, 2007 is 4.29%(3)                          1/29/1993      4.86
  Common Stock--Initial Class                               1/23/1984      5.14
  Convertible--Initial Class                                10/1/1996     14.86
  Government--Initial Class                                 1/29/1993      6.69
  High Yield Corporate Bond--Initial Class                   5/1/1995      2.31
  ICAP Select Equity--Initial Class(4,7)                     5/1/1998      6.86
  International Equity--Initial Class                        5/1/1995      4.93
  Large Cap Growth--Initial Class(7)                         5/1/1998     21.35
  S&P 500 Index--Initial Class(5)                           1/29/1993      5.22
  Total Return--Initial Class                               1/29/1993      7.51
  Value--Initial Class                                       5/1/1995      2.19
Alger American Small Capitalization--Class O Shares(6)      9/20/1988     17.24
CVS Calvert Social Balanced Portfolio(7)                     9/2/1986      2.76
Fidelity(R) VIP Contrafund(R)--Initial Class                 1/3/1995     17.59
Fidelity(R) VIP Equity-Income-- Initial Class               10/9/1986      1.53
Janus Aspen Series Balanced--Institutional Shares           9/13/1993     10.54
Janus Aspen Series Worldwide Growth--Institutional Shares   9/13/1993      9.63
Morgan Stanley UIF Emerging Markets Equity--Class I         10/1/1996     40.45
T. Rowe Price Equity Income Portfolio                       3/31/1994      3.26
--------------------------------------------------------------------------------

                                                                                                           SINCE
                                                                                                        INVESTMENT
                                                                                                         DIVISION
INVESTMENT DIVISION                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS    INCEPTION(2)
MainStay VP Series Funds:
  Bond--Initial Class                                        6.52%     4.40%      4.36%       5.74%         8.26%
  Capital Appreciation--Initial Class                       12.39      8.37      10.98        3.29          8.04
  Cash Management--Current 7 day yield as of
     December 31, 2007 is 4.29%(3)                           4.86      4.13       2.77        3.50          3.82
  Common Stock--Initial Class                                5.14      9.67      13.07        6.32         10.71
  Convertible--Initial Class                                14.86     10.58      11.89        8.33          9.11
  Government--Initial Class                                  6.69      4.36       3.65        5.35          5.68
  High Yield Corporate Bond--Initial Class                   2.31      5.67      12.65        7.79          9.30
  ICAP Select Equity--Initial Class(4,7)                     6.86     10.36      13.88         N/A          5.32
  International Equity--Initial Class                        4.93     14.17      17.82        9.19          9.04
  Large Cap Growth--Initial Class(7)                        21.35     10.74      11.18         N/A          6.18
  S&P 500 Index--Initial Class(5)                            5.22      8.37      12.51        5.65         10.12
  Total Return--Initial Class                                7.51      7.83       9.80        5.40          8.02
  Value--Initial Class                                       2.19      8.88      12.84        5.49          9.10
Alger American Small Capitalization--Class O Shares(6)      17.24     18.04      22.24        5.52         11.91
CVS Calvert Social Balanced Portfolio(7)                     2.76      5.70       8.81        4.66          8.80
Fidelity(R) VIP Contrafund(R)--Initial Class                17.59     15.38      17.91       10.58         14.41
Fidelity(R) VIP Equity-Income-- Initial Class                1.53      8.91      13.43        6.67         10.87
Janus Aspen Series Balanced--Institutional Shares           10.54      9.73      10.34        9.27         11.34
Janus Aspen Series Worldwide Growth--Institutional Shares    9.63     11.11      12.25        6.29         11.04
Morgan Stanley UIF Emerging Markets Equity--Class I         40.45     37.12      36.57       13.82         12.01
T. Rowe Price Equity Income Portfolio                        3.26      8.48      13.01        7.59         11.78
-------------------------------------------------------------------------------------------------------------------



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

     For more information, you should refer to your product and fund prospectuses or visit www.newyorklife.com. Policyowners are asked to consider the investment objectives, risks, charges and expenses of the investment carefully before investing. Both the product prospectus and underlying fund prospectuses contain this and other information about the product and the underlying investment options. Please read the prospectuses carefully before investing.

     The Investment Divisions offered through the Corporate Sponsored Variable Universal Life Series are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE MONTHLY PERFORMANCE SUMMARY FOR CSVUL
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007

The chart below shows the monthly Average Annual Total Returns of each Investment Division for the periods shown. Performance reflects the deduction of the policy's current mortality and expense risk charge of .70% for policy years one through ten and total operating expenses. However, it does not reflect the policy fees or charges. These include the cost of insurance, surrender charges, monthly contract charges, sales expense charges, and state and federal tax charges. Had these expenses been deducted, total returns would be lower for the periods shown. No policyowner can invest directly in the Portfolios. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. Consequently, the returns below are greater than actual returns that would have been received under the policy during the periods shown. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.


                                                                             INVESTMENT
                                                                              DIVISION
                                                                              INCEPTION    YEAR TO
INVESTMENT DIVISION                                                            DATE(1)       DATE     1 YEAR    3 YEARS    5 YEARS
MainStay VP Series Funds:
  Bond--Initial Class                                                         3/27/1998      5.77%      5.77%     3.67%      3.64%
  Capital Appreciation--Initial Class                                         3/27/1998     11.61      11.61      7.61      10.20
  Cash Management--Current 7-day yield as of  December 31, 2007 is 4.29%(3)   3/27/1998      4.10       4.10      3.40       2.05
  Common Stock--Initial Class                                                 4/14/1998      4.41       4.41      8.90      12.28
  Convertible--Initial Class                                                  11/7/2000     14.06      14.06      9.74       8.41
  Government--Initial Class                                                   4/28/1998      5.94       5.94      3.63       2.93
  High Yield Corporate Bond--Initial Class                                    4/28/1998      1.60       1.60      4.94      11.86
  ICAP Select Equity--Initial Class(4,7)                                       3/2/2000      6.11       6.11      9.59      13.09
  International Equity--Initial Class                                         3/27/1998      4.20       4.20     13.37      17.00
  Large Cap Growth--Initial Class(7)                                           3/2/2000     20.50      20.50      9.96      10.40
  S&P 500 Index--Initial Class(5)                                             3/27/1998      4.49       4.49      7.62      11.73
  Total Return--Initial Class                                                11/23/1999      6.76       6.76      7.08       9.04
  Value--Initial Class                                                        4/28/1998      1.48       1.48      8.13      12.06
Alger American Small Capitalization--Class O Shares(6)                        4/28/1998     16.42      16.42     17.21      21.38
CVS Calvert Social Balanced Portfolio(7)                                      4/28/1998       N/A        N/A       N/A        N/A
Fidelity(R) VIP Contrafund(R)--Initial Class                                  4/28/1998     16.77      16.77     14.58      17.09
Fidelity(R) VIP Equity-Income--Initial Class                                  4/14/1998      0.82       0.82      8.15      12.64
Janus Aspen Series Balanced--Institutional Shares                             4/14/1998      9.76       9.76      8.96       9.57
Janus Aspen Series Worldwide Growth--Institutional Shares                     4/29/1998      8.86       8.86     10.34      11.47
Morgan Stanley UIF Emerging Markets Equity--Class I                           7/15/1999     39.47      39.47     36.17      35.62
T. Rowe Price Equity Income Portfolio                                         1/13/2000      2.54       2.54      7.73      12.20
----------------------------------------------------------------------------------------------------------------------------------

                                                                                             SINCE
                                                                                          INVESTMENT        NET
                                                                                           DIVISION      PORTFOLIO
INVESTMENT DIVISION                                                          10 YEARS    INCEPTION(2)    EXPENSES*
MainStay VP Series Funds:
  Bond--Initial Class                                                           N/A           4.97%         0.52
  Capital Appreciation--Initial Class                                           N/A           1.20          0.62
  Cash Management--Current 7-day yield as of  December 31, 2007 is 4.29%(3)     N/A           2.74          0.52
  Common Stock--Initial Class                                                   N/A           4.27          0.52
  Convertible--Initial Class                                                    N/A           4.87          0.64
  Government--Initial Class                                                     N/A           4.68          0.57
  High Yield Corporate Bond--Initial Class                                      N/A           6.74          0.56
  ICAP Select Equity--Initial Class(4,7)                                        N/A           5.43          0.88
  International Equity--Initial Class                                           N/A           7.11          0.92
  Large Cap Growth--Initial Class(7)                                            N/A          -3.28          0.80
  S&P 500 Index--Initial Class(5)                                               N/A           3.68          0.35
  Total Return--Initial Class                                                   N/A           1.38          0.59
  Value--Initial Class                                                          N/A           3.30          0.63
Alger American Small Capitalization--Class O Shares(6)                          N/A           4.19          0.93
CVS Calvert Social Balanced Portfolio(7)                                        N/A            N/A          0.90
Fidelity(R) VIP Contrafund(R)--Initial Class                                    N/A           9.09          0.66
Fidelity(R) VIP Equity-Income--Initial Class                                    N/A           4.86          0.57
Janus Aspen Series Balanced--Institutional Shares                               N/A           7.58          0.58
Janus Aspen Series Worldwide Growth--Institutional Shares                       N/A           3.95          0.64
Morgan Stanley UIF Emerging Markets Equity--Class I                             N/A          14.87          1.60
T. Rowe Price Equity Income Portfolio                                           N/A           7.37          0.85
------------------------------------------------------------------------------------------------------------------



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

     For more information, you should refer to your product and fund prospectuses or visit www.newyorklife.com. Policyowners are asked to consider the investment objectives, risks, charges and expenses of the investment carefully before investing. Both the product prospectus and underlying fund prospectuses contain this and other information about the product and the underlying investment options. Please read the prospectuses carefully before investing.

     The Investment Divisions offered through the Corporate Sponsored Variable Universal Life Series are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007





                                                             MAINSTAY VP
                                           MAINSTAY VP         CAPITAL         MAINSTAY VP
                                             BOND--        APPRECIATION--         CASH
                                          INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $1,707,867        $19,741,477      $134,527,472
  Dividends due and accrued...........             --                 --           453,468
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................             --                 --           (14,343)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................             30                237            29,715
                                           ----------        -----------      ------------
       Total net assets...............     $1,707,837        $19,741,240      $134,936,882
                                           ==========        ===========      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $   18,615        $   272,548      $ 16,231,198
     Series II Policies...............             --                 --           619,581
     Series III Policies..............      1,689,222         19,468,692       118,086,103
                                           ----------        -----------      ------------
       Total net assets...............     $1,707,837        $19,741,240      $134,936,882
                                           ==========        ===========      ============
     Series I Variable accumulation
       unit value.....................     $    16.06        $     11.24      $       1.30
                                           ==========        ===========      ============
     Series II Variable accumulation
       unit value.....................     $       --        $     11.21      $       1.14
                                           ==========        ===========      ============
     Series III Variable accumulation
       unit value.....................     $    11.69        $     13.21      $       1.14
                                           ==========        ===========      ============


Identified Cost of Investment.........     $1,653,267        $18,507,062      $134,527,326
                                           ==========        ===========      ============




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                                                                 MAINSTAY VP
        MAINSTAY VP                                                              HIGH YIELD        MAINSTAY VP       MAINSTAY VP
          COMMON          MAINSTAY VP       MAINSTAY VP        MAINSTAY VP        CORPORATE        ICAP SELECT      INTERNATIONAL
          STOCK--        CONVERTIBLE--    FLOATING RATE--     GOVERNMENT--         BOND--           EQUITY--          EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      ---------------------------------------------------------------------------------------------------------------------------


       $109,546,399        $622,219           $496,572         $1,357,662        $15,145,990        $201,547         $74,325,886
                 --              --              2,714                 --                 --              --                  --

                114              --                 --                 --                194              --                 495



             71,405             250                 45                 58                451             327              80,922
       ------------        --------           --------         ----------        -----------        --------         -----------
       $109,475,108        $621,969           $499,241         $1,357,604        $15,145,733        $201,220         $74,245,459
       ============        ========           ========         ==========        ===========        ========         ===========



       $    595,527        $  1,137           $     --         $   31,639        $   163,905        $177,114         $43,579,903
        108,001,488         379,231             79,096                 --            249,846              --           1,463,417
            878,093         241,601            420,145          1,325,965         14,731,982          24,106          29,202,139
       ------------        --------           --------         ----------        -----------        --------         -----------
       $109,475,108        $621,969           $499,241         $1,357,604        $15,145,733        $201,220         $74,245,459
       ============        ========           ========         ==========        ===========        ========         ===========
       $      15.02        $  14.05           $     --         $    15.57        $     18.80        $  15.13         $     19.56
       ============        ========           ========         ==========        ===========        ========         ===========
       $      17.55        $  17.01           $   9.98         $    11.14        $     17.26        $     --         $     21.98
       ============        ========           ========         ==========        ===========        ========         ===========
       $      14.29        $  14.38           $  10.82         $    11.79        $     12.92        $  14.47         $     17.22
       ============        ========           ========         ==========        ===========        ========         ===========


       $ 90,276,938        $544,062           $513,797         $1,342,512        $15,887,752        $152,626         $62,355,491
       ============        ========           ========         ==========        ===========        ========         ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007




                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                            LARGE CAP          MID CAP           MID CAP
                                            GROWTH--           CORE--           GROWTH--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....      $143,959         $72,150,654       $10,980,882
  Dividends due and accrued...........            --                  --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................            --                  --               380

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................           208              31,275                86
                                            --------         -----------       -----------
       Total net assets...............      $143,751         $72,119,379       $10,981,176
                                            ========         ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................      $110,526         $        --       $        --
     Series II Policies...............            --          48,265,296           149,558
     Series III Policies..............        33,225          23,854,083        10,831,618
                                            --------         -----------       -----------
       Total net assets...............      $143,751         $72,119,379       $10,981,176
                                            ========         ===========       ===========
     Series I Variable accumulation
       unit value.....................      $   7.70         $        --       $        --
                                            ========         ===========       ===========
     Series II Variable accumulation
       unit value.....................      $     --         $     22.29       $      9.44
                                            ========         ===========       ===========
     Series III Variable accumulation
       unit value.....................      $  13.32         $     16.50       $     17.20
                                            ========         ===========       ===========


Identified Cost of Investment.........      $104,334         $63,573,082       $10,683,959
                                            ========         ===========       ===========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                                        AIM V.I.           AIM V.I.
          MID CAP         S&P 500        SMALL CAP      MAINSTAY VP     MAINSTAY VP         GLOBAL         INTERNATIONAL
          VALUE--         INDEX--        GROWTH--     TOTAL RETURN--      VALUE--     REAL ESTATE FUND--   GROWTH FUND--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    SERIES I SHARES   SERIES I SHARES
      -------------------------------------------------------------------------------------------------------------------


        $64,299,865    $182,055,598     $4,521,880      $12,303,054    $177,713,079       $1,213,007         $4,551,969
                 --              --             --               --              --               --                 --

                 --           1,134             --               --              --               22                 35



             40,613         287,046             --           22,587         110,529               19                 --
        -----------    ------------     ----------      -----------    ------------       ----------         ----------
        $64,259,252    $181,769,686     $4,521,880      $12,280,467    $177,602,550       $1,213,010         $4,552,004
        ===========    ============     ==========      ===========    ============       ==========         ==========



        $        --    $157,309,748     $       --      $12,280,467    $  4,536,143       $       --         $       --
         63,752,340         608,405             --               --     159,778,674           15,729                 --
            506,912      23,851,533      4,521,880               --      13,287,733        1,197,281          4,552,004
        -----------    ------------     ----------      -----------    ------------       ----------         ----------
        $64,259,252    $181,769,686     $4,521,880      $12,280,467    $177,602,550       $1,213,010         $4,552,004
        ===========    ============     ==========      ===========    ============       ==========         ==========
        $        --    $      14.23     $       --      $     11.17    $      13.69       $       --         $       --
        ===========    ============     ==========      ===========    ============       ==========         ==========
        $     13.37    $      14.53     $       --      $        --    $      18.56       $    10.42         $       --
        ===========    ============     ==========      ===========    ============       ==========         ==========
        $     12.63    $      13.79     $    11.19      $        --    $      12.91       $    11.70         $    13.50
        ===========    ============     ==========      ===========    ============       ==========         ==========

        $58,704,144    $164,660,115     $4,918,577      $13,076,714    $153,598,393       $1,591,762         $4,478,159
        ===========    ============     ==========      ===========    ============       ==========         ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007




                                         ALGER AMERICAN     ALGER AMERICAN     ALLIANCE BERNSTEIN
                                            LEVERAGED            SMALL          VPS INTERNATIONAL
                                            ALLCAP--       CAPITALIZATION--     VALUE PORTFOLIO--
                                         CLASS O SHARES     CLASS O SHARES       CLASS A SHARES
                                         --------------------------------------------------------

ASSETS:
  Investments, at net asset value.....       $50,514          $2,283,264            $663,545
  Dividends due and accrued...........            --                  --                  --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................            --                  --                  35

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................            --                  53                  --
                                             -------          ----------            --------
       Total net assets...............       $50,514          $2,283,211            $663,580
                                             =======          ==========            ========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................       $    --          $   27,995            $     --
     Series II Policies...............            --                  --                  --
     Series III Policies..............        50,514           2,255,216             663,580
                                             -------          ----------            --------
       Total net assets...............       $50,514          $2,283,211            $663,580
                                             =======          ==========            ========
     Series I Variable accumulation
       unit value.....................       $    --          $    14.89            $     --
                                             =======          ==========            ========
     Series II Variable accumulation
       unit value.....................       $    --          $       --            $     --
                                             =======          ==========            ========
     Series III Variable accumulation
       unit value.....................       $ 18.99          $    17.43            $   9.26
                                             =======          ==========            ========


Identified Cost of Investment.........       $31,656          $2,051,914            $659,251
                                             =======          ==========            ========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









         AMERICAN        AMERICAN FUNDS      AMERICAN FUNDS                       AMERICAN FUNDS    AMERICAN FUNDS      CVS CALVERT
       CENTURY(R) VP    ASSET ALLOCATION      GLOBAL SMALL      AMERICAN FUNDS     GROWTH-INCOME     INTERNATIONAL        SOCIAL
          VALUE--            FUND--         CAPITALIZATION--     GROWTH FUND--        FUND--            FUND--           BALANCED
         CLASS II        CLASS 2 SHARES      CLASS 2 SHARES     CLASS 2 SHARES    CLASS 2 SHARES    CLASS 2 SHARES       PORTFOLIO
      ------------------------------------------------------------------------------------------------------------------------------


        $1,261,987          $178,164            $471,067          $1,333,877          $32,770         $1,647,168          $15,546
                --                --                  --                  --               --                 --               --

                --                --                  --                  67               --                327               --



               230                --                  --                  --               --                 11               --
        ----------          --------            --------          ----------          -------         ----------          -------
        $1,261,757          $178,164            $471,067          $1,333,944          $32,770         $1,647,484          $15,546
        ==========          ========            ========          ==========          =======         ==========          =======



        $       --          $     --            $     --          $       --          $    --         $       --          $    --
           380,250                --                  --                  --               --                 --               --
           881,507           178,164             471,067           1,333,944           32,770          1,647,484           15,546
        ----------          --------            --------          ----------          -------         ----------          -------
        $1,261,757          $178,164            $471,067          $1,333,944          $32,770         $1,647,484          $15,546
        ==========          ========            ========          ==========          =======         ==========          =======
        $       --          $     --            $     --          $       --          $    --         $       --          $    --
        ==========          ========            ========          ==========          =======         ==========          =======
        $    12.77          $     --            $     --          $       --          $    --         $    11.64          $    --
        ==========          ========            ========          ==========          =======         ==========          =======
        $    11.68          $  10.71            $  12.39          $    11.19          $  9.84         $    11.89          $ 12.72
        ==========          ========            ========          ==========          =======         ==========          =======


        $1,412,430          $177,813            $432,639          $1,385,767          $34,664         $1,616,421          $15,906
        ==========          ========            ========          ==========          =======         ==========          =======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007


                                                            DELAWARE VIP
                                                            INTERNATIONAL      DREYFUS IP
                                                            VALUE EQUITY       TECHNOLOGY
                                           DAVIS VALUE        SERIES--          GROWTH--
                                            PORTFOLIO      STANDARD CLASS    INITIAL SHARES
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $1,933,653         $402,740          $671,133
  Dividends due and accrued...........             --               --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................             --               --                --

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................             86               --                --
                                           ----------         --------          --------
       Total net assets...............     $1,933,567         $402,740          $671,133
                                           ==========         ========          ========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $       --         $     --          $     --
     Series II Policies...............        150,860               --                --
     Series III Policies..............      1,782,707          402,740           671,133
                                           ----------         --------          --------
       Total net assets...............     $1,933,567         $402,740          $671,133
                                           ==========         ========          ========
     Series I Variable accumulation
       unit value.....................     $       --         $     --          $     --
                                           ==========         ========          ========
     Series II Variable accumulation
       unit value.....................     $    10.97         $     --          $   9.86
                                           ==========         ========          ========
     Series III Variable accumulation
       unit value.....................     $    11.86         $  10.59          $  12.05
                                           ==========         ========          ========


Identified Cost of Investment.........     $1,966,051         $525,502          $577,335
                                           ==========         ========          ========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








        DREYFUS VIF       DWS DREMAN            DWS                            FIDELITY(R) VIP    FIDELITY(R) VIP
        DEVELOPING       SMALL MID CAP       SMALL CAP      FIDELITY(R) VIP        EQUITY-          FREEDOM 2010
         LEADERS--        VALUE VIP--       INDEX VIP--     CONTRAFUND(R)--        INCOME--         PORTFOLIO--
      INITIAL SHARES    CLASS A SHARES    CLASS A SHARES     INITIAL CLASS      INITIAL CLASS      INITIAL SHARES
      -----------------------------------------------------------------------------------------------------------


          $18,873         $1,219,909        $14,371,294       $21,495,260         $9,265,716          $370,924
               --                 --                 --                --                 --                --

               --                 --              1,405               748              3,632                --



               --                 --                 74             1,737                108                20
          -------         ----------        -----------       -----------         ----------          --------
          $18,873         $1,219,909        $14,372,625       $21,494,271         $9,269,240          $370,904
          =======         ==========        ===========       ===========         ==========          ========



          $    --         $       --        $        --       $   305,686         $   59,434          $     --
               20                 --            113,006         1,789,799             11,342            31,099
           18,853          1,219,909         14,259,619        19,398,786          9,198,464           339,805
          -------         ----------        -----------       -----------         ----------          --------
          $18,873         $1,219,909        $14,372,625       $21,494,271         $9,269,240          $370,904
          =======         ==========        ===========       ===========         ==========          ========
          $    --         $       --        $        --       $     23.22         $    15.87          $     --
          =======         ==========        ===========       ===========         ==========          ========
          $ 10.90         $       --        $     14.53       $     20.73         $    17.21          $  10.25
          =======         ==========        ===========       ===========         ==========          ========
          $ 10.05         $     9.29        $     13.49       $     17.02         $    13.98          $  11.96
          =======         ==========        ===========       ===========         ==========          ========


          $22,277         $1,222,265        $15,568,389       $24,244,620         $9,998,144          $364,705
          =======         ==========        ===========       ===========         ==========          ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007




                                         FIDELITY(R) VIP    FIDELITY(R) VIP
                                           FREEDOM 2020       FREEDOM 2030     FIDELITY(R) VIP
                                           PORTFOLIO--        PORTFOLIO--          GROWTH--
                                          INITIAL SHARES     INITIAL SHARES     INITIAL CLASS
                                         -----------------------------------------------------

ASSETS:
  Investments, at net asset value.....       $949,034           $643,537          $4,062,118
  Dividends due and accrued...........             --                 --                  --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................             --                 --               4,186

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................             12                 --                 149
                                             --------           --------          ----------
       Total net assets...............       $949,022           $643,537          $4,066,155
                                             ========           ========          ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................       $     --           $     --          $       --
     Series II Policies...............         18,353                 --             243,532
     Series III Policies..............        930,669            643,537           3,822,623
                                             --------           --------          ----------
       Total net assets...............       $949,022           $643,537          $4,066,155
                                             ========           ========          ==========
     Series I Variable accumulation
       unit value.....................       $     --           $     --          $       --
                                             ========           ========          ==========
     Series II Variable accumulation
       unit value.....................       $  10.98           $     --          $    14.79
                                             ========           ========          ==========
     Series III Variable accumulation
       unit value.....................       $  12.33           $  12.29          $    14.23
                                             ========           ========          ==========


Identified Cost of Investment.........       $958,179           $640,373          $3,211,575
                                             ========           ========          ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                                                                             JANUS ASPEN
                       FIDELITY(R) VIP                                    FIDELITY(R) VIP      SERIES        JANUS ASPEN
      FIDELITY(R) VIP     INVESTMENT    FIDELITY(R) VIP  FIDELITY(R) VIP       VALUE         BALANCED--    SERIES FORTY--
        INDEX 500--      GRADE BOND--      MID-CAP--        OVERSEAS--      STRATEGIES--    INSTITUTIONAL   INSTITUTIONAL
       INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   SERVICE CLASS 2      SHARES          SHARES
      -------------------------------------------------------------------------------------------------------------------


        $33,238,527       $6,518,681      $23,349,238      $13,654,042        $432,073       $16,907,636     $7,520,627
                 --               --               --               --              --                --             --

              1,419              128            4,526            2,511              14                --             --



                229            1,274              757               89              --            20,220             --
        -----------       ----------      -----------      -----------        --------       -----------     ----------
        $33,239,717       $6,517,535      $23,353,007      $13,656,464        $432,087       $16,887,416     $7,520,627
        ===========       ==========      ===========      ===========        ========       ===========     ==========


        $        --       $       --      $        --      $        --        $     --       $10,243,191     $       --
            335,794        2,001,044        1,152,239          156,211              --         1,993,745             --
         32,903,923        4,516,491       22,200,768       13,500,253         432,087         4,650,480      7,520,627
        -----------       ----------      -----------      -----------        --------       -----------     ----------
        $33,239,717       $6,517,535      $23,353,007      $13,656,464        $432,087       $16,887,416     $7,520,627
        ===========       ==========      ===========      ===========        ========       ===========     ==========
        $        --       $       --      $        --      $        --        $     --       $     20.35     $       --
        ===========       ==========      ===========      ===========        ========       ===========     ==========
        $     16.91       $    13.11      $     22.77      $     15.59        $     --       $     15.04     $       --
        ===========       ==========      ===========      ===========        ========       ===========     ==========
        $     13.75       $    11.52      $     17.87      $     17.25        $  14.89       $     14.03     $    15.33
        ===========       ==========      ===========      ===========        ========       ===========     ==========


        $30,505,556       $6,412,594      $21,541,752      $12,398,183        $441,018       $14,166,028     $5,591,276
        ===========       ==========      ===========      ===========        ========       ===========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007


                                                             JANUS ASPEN
                                           JANUS ASPEN         SERIES
                                         SERIES MID CAP       WORLDWIDE           LAZARD
                                            GROWTH--          GROWTH--          RETIREMENT
                                          INSTITUTIONAL     INSTITUTIONAL      INTERNATIONAL
                                             SHARES            SHARES        EQUITY PORTFOLIO
                                         ----------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $7,996,166        $1,045,758         $3,086,398
  Dividends due and accrued...........             --                --                 --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          1,506               596                 --

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................             --               513                 10
                                           ----------        ----------         ----------
       Total net assets...............     $7,997,672        $1,045,841         $3,086,388
                                           ==========        ==========         ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $       --        $  296,417         $       --
     Series II Policies...............             --                --                 --
     Series III Policies..............      7,997,672           749,424          3,086,388
                                           ----------        ----------         ----------
       Total net assets...............     $7,997,672        $1,045,841         $3,086,388
                                           ==========        ==========         ==========
     Series I Variable accumulation
       unit value.....................     $       --        $    14.55         $       --
                                           ==========        ==========         ==========
     Series II Variable accumulation
       unit value.....................     $       --        $    10.53         $    10.55
                                           ==========        ==========         ==========
     Series III Variable accumulation
       unit value.....................     $    17.44        $    13.36         $    14.76
                                           ==========        ==========         ==========


Identified Cost of Investment.........     $6,603,157        $  872,086         $3,312,490
                                           ==========        ==========         ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                        LVIP BARON                                                                        MORGAN STANLEY
        LORD ABBETT       GROWTH                          MFS(R) NEW                      MORGAN STANLEY   UIF EMERGING
       SERIES FUND--   OPPORTUNITIES  MFS(R) INVESTORS     DISCOVERY    MFS(R) UTILITIES   UIF EMERGING       MARKETS
       MID-CAP VALUE   FUND--SERVICE   TRUST SERIES--      SERIES--         SERIES--      MARKETS DEBT--     EQUITY--
         PORTFOLIO     CLASS SHARES     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS       CLASS I         CLASS I
      ------------------------------------------------------------------------------------------------------------------


        $13,567,283     $2,828,103        $209,841          $8,660         $1,285,478        $732,679       $8,611,007
                 --             --              --              --                 --              --               --

                305          1,151              --              --                160              22               65



                121             89             137              --                 31              87              560
        -----------     ----------        --------          ------         ----------        --------       ----------
        $13,567,467     $2,829,165        $209,704          $8,660         $1,285,607        $732,614       $8,610,512
        ===========     ==========        ========          ======         ==========        ========       ==========



        $        --     $       --        $     --          $   --         $       --        $     --       $   80,395
            188,150        144,276         209,704              --             27,620         132,147          572,456
         13,379,317      2,684,889              --           8,660          1,257,987         600,467        7,957,661
        -----------     ----------        --------          ------         ----------        --------       ----------
        $13,567,467     $2,829,165        $209,704          $8,660         $1,285,607        $732,614       $8,610,512
        ===========     ==========        ========          ======         ==========        ========       ==========
        $        --     $       --        $     --          $   --         $       --        $     --       $    32.35
        ===========     ==========        ========          ======         ==========        ========       ==========
        $     18.10     $    10.86        $  17.09          $   --         $    17.45        $  13.31       $    23.32
        ===========     ==========        ========          ======         ==========        ========       ==========
        $     14.15     $    11.99        $     --          $12.14         $    19.28        $  14.35       $    28.72
        ===========     ==========        ========          ======         ==========        ========       ==========


        $15,674,949     $2,947,640        $142,201          $8,077         $1,071,503        $745,652       $6,445,635
        ===========     ==========        ========          ======         ==========        ========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007



                                         MORGAN STANLEY       PIMCO LOW        PIMCO REAL
                                          UIF U.S. REAL      DURATION--         RETURN--
                                            ESTATE--       ADMINISTRATIVE    ADMINISTRATIVE
                                             CLASS I        CLASS SHARES      CLASS SHARES
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $11,865,621        $413,947         $4,860,716
  Dividends due and accrued...........              --           1,576             17,549
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................             170              --                161

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................             294              --                 67
                                           -----------        --------         ----------
       Total net assets...............     $11,865,497        $415,523         $4,878,359
                                           ===========        ========         ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $        --        $     --         $       --
     Series II Policies...............         466,141             364            102,830
     Series III Policies..............      11,399,356         415,159          4,775,529
                                           -----------        --------         ----------
       Total net assets...............     $11,865,497        $415,523         $4,878,359
                                           ===========        ========         ==========
     Series I Variable accumulation
       unit value.....................     $        --        $     --         $       --
                                           ===========        ========         ==========
     Series II Variable accumulation
       unit value.....................     $     22.41        $  10.12         $    11.50
                                           ===========        ========         ==========
     Series III Variable accumulation
       unit value.....................     $     18.32        $  11.31         $    11.59
                                           ===========        ========         ==========


Identified Cost of Investment.........     $14,876,550        $402,738         $4,685,009
                                           ===========        ========         ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                                               ROYCE             ROYCE
        PIMCO TOTAL       PIMCO U.S.         MICRO-CAP         SMALL-CAP       T. ROWE PRICE
         RETURN--        GOVERNMENT--       PORTFOLIO--       PORTFOLIO--        BLUE CHIP       T. ROWE PRICE     T. ROWE PRICE
      ADMINISTRATIVE    ADMINISTRATIVE      INVESTMENT        INVESTMENT          GROWTH         EQUITY INCOME       INDEX 500
       CLASS SHARES      CLASS SHARES          CLASS             CLASS           PORTFOLIO         PORTFOLIO         PORTFOLIO
      --------------------------------------------------------------------------------------------------------------------------


        $24,315,020         $42,430         $3,706,973        $3,796,211        $8,876,661        $23,689,880        $441,738
             92,456             151                 --                --                --                 --              --

              5,037              --                 22               361                65                646              57



                 --              --                228                --                --              2,520              --
        -----------         -------         ----------        ----------        ----------        -----------        --------
        $24,412,513         $42,581         $3,706,767        $3,796,572        $8,876,726        $23,688,006        $441,795
        ===========         =======         ==========        ==========        ==========        ===========        ========



        $        --         $    --         $       --        $       --        $       --        $   657,502        $     --
                 --              --            337,749                --                --          2,151,991              --
         24,412,513          42,581          3,369,018         3,796,572         8,876,726         20,878,513         441,795
        -----------         -------         ----------        ----------        ----------        -----------        --------
        $24,412,513         $42,581         $3,706,767        $3,796,572        $8,876,726        $23,688,006        $441,795
        ===========         =======         ==========        ==========        ==========        ===========        ========
        $        --         $    --         $       --        $       --        $       --        $     17.64        $     --
        ===========         =======         ==========        ==========        ==========        ===========        ========
        $     10.65         $    --         $    15.37        $    10.50        $    12.64        $     15.26        $     --
        ===========         =======         ==========        ==========        ==========        ===========        ========
        $     11.97         $ 11.91         $    15.49        $    11.47        $    14.36        $     14.23        $  12.82
        ===========         =======         ==========        ==========        ==========        ===========        ========


        $23,398,909         $40,006         $3,944,355        $4,071,181        $7,890,079        $24,256,475        $421,843
        ===========         =======         ==========        ==========        ==========        ===========        ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007




                                                                               T. ROWE PRICE
                                          T. ROWE PRICE      T. ROWE PRICE      NEW AMERICA
                                          INTERNATIONAL      LIMITED-TERM         GROWTH
                                         STOCK PORTFOLIO    BOND PORTFOLIO       PORTFOLIO
                                         ---------------------------------------------------

ASSETS:
  Investments, at net asset value.....      $2,149,545        $1,719,348        $2,912,321
  Dividends due and accrued...........              --             5,802                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................              --                85                99

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................             310                79               162
                                            ----------        ----------        ----------
       Total net assets...............      $2,149,235        $1,725,156        $2,912,258
                                            ==========        ==========        ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................      $       --        $       --        $       --
     Series II Policies...............         477,478           121,010           246,854
     Series III Policies..............       1,671,757         1,604,146         2,665,404
                                            ----------        ----------        ----------
       Total net assets...............      $2,149,235        $1,725,156        $2,912,258
                                            ==========        ==========        ==========
     Series I Variable accumulation
       unit value.....................      $       --        $       --        $       --
                                            ==========        ==========        ==========
     Series II Variable accumulation
       unit value.....................      $    17.47        $    11.80        $    13.85
                                            ==========        ==========        ==========
     Series III Variable accumulation
       unit value.....................      $    17.45        $    11.23        $    13.17
                                            ==========        ==========        ==========


Identified Cost of Investment.........      $2,037,835        $1,704,010        $2,958,444
                                            ==========        ==========        ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








       T. ROWE PRICE        VAN ECK          VAN ECK WIT
         PERSONAL          WORLDWIDE          WORLDWIDE
         STRATEGY           ABSOLUTE         BOND FUND--
         BALANCED       RETURN--INITIAL     INITIAL CLASS
         PORTFOLIO        CLASS SHARES         SHARES
      ---------------------------------------------------


        $13,558,312         $306,411           $  142
                 --               --               --

                170               --               --



                 --               --               --
        -----------         --------           ------
        $13,558,482         $306,411           $  142
        ===========         ========           ======



        $        --         $     --           $   --
                 --               --               --
         13,558,482          306,411              142
        -----------         --------           ------
        $13,558,482         $306,411           $  142
        ===========         ========           ======
        $        --         $     --           $   --
        ===========         ========           ======
        $        --         $     --           $   --
        ===========         ========           ======
        $     13.99         $  11.23           $10.26
        ===========         ========           ======


        $14,444,687         $296,228           $  139
        ===========         ========           ======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2007





                                                            MAINSTAY VP
                                            MAINSTAY VP       CAPITAL       MAINSTAY VP
                                              BOND--      APPRECIATION--       CASH
                                           INITIAL CLASS   INITIAL CLASS    MANAGEMENT
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $    55,941    $     25,963    $  4,899,188
  Mortality and expense risk charges....         (6,397)        (81,917)       (445,826)
                                            -----------    ------------    ------------
       Net investment income (loss).....         49,544         (55,954)      4,453,362
                                            -----------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,300,212      18,561,771      49,411,029
  Cost of investments sold..............     (1,248,473)    (16,411,752)    (49,411,700)
                                            -----------    ------------    ------------
       Net realized gain (loss) on
          investments...................         51,739       2,150,019            (671)
  Realized gain distribution received...             --              --              --
  Change in unrealized appreciation
     (depreciation) on investments......         (7,623)        145,687           1,156
                                            -----------    ------------    ------------
       Net gain (loss) on investments...         44,116       2,295,706             485
                                            -----------    ------------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $    93,660    $  2,239,752    $  4,453,847
                                            ===========    ============    ============








                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                           INTERNATIONAL     LARGE CAP        MID CAP
                                             EQUITY--        GROWTH--         CORE--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $    491,233      $     27       $   281,639
  Mortality and expense risk charges....       (481,085)         (865)         (201,515)
                                           ------------      --------       -----------
       Net investment income (loss).....         10,148          (838)           80,124
                                           ------------      --------       -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     35,015,016        74,064         8,848,706
  Cost of investments sold..............    (22,402,821)      (59,508)       (7,618,809)
                                           ------------      --------       -----------
       Net realized gain (loss) on
          investments...................     12,612,195        14,556         1,229,897
  Realized gain distribution received...      4,557,324            --         6,841,998
  Change in unrealized appreciation
     (depreciation) on investments......    (12,690,627)       11,241        (5,175,300)
                                           ------------      --------       -----------
       Net gain (loss) on investments...      4,478,892        25,797         2,896,595
                                           ------------      --------       -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $  4,489,040      $ 24,959       $ 2,976,719
                                           ============      ========       ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                                                          MAINSTAY VP
        MAINSTAY VP                                                       HIGH YIELD      MAINSTAY VP      MAINSTAY VP
          COMMON        MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      CORPORATE      ICAP SELECT      INCOME AND
          STOCK--      CONVERTIBLE--   FLOATING RATE--   GOVERNMENT--       BOND--         EQUITY--         GROWTH--
       INITIAL CLASS   INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


        $ 1,373,921      $ 13,432         $  34,586        $ 44,441       $   970,498      $     923       $      489
           (278,073)       (1,575)           (2,342)         (3,347)          (50,431)        (1,324)             (70)
        -----------      --------         ---------        --------       -----------      ---------       ----------
          1,095,848        11,857            32,244          41,094           920,067           (401)             419
        -----------      --------         ---------        --------       -----------      ---------       ----------


            984,418        55,819           245,476          60,922         3,180,382        215,349        1,020,668
           (745,435)      (49,519)         (250,235)        (59,767)       (2,913,076)      (176,955)        (895,894)
        -----------      --------         ---------        --------       -----------      ---------       ----------
            238,983         6,300            (4,759)          1,155           267,306         38,394          124,774
          8,180,167        15,042                --              --                --          6,098            3,199

         (4,406,055)       36,845           (17,244)          9,531        (1,063,401)       (32,808)        (128,357)
        -----------      --------         ---------        --------       -----------      ---------       ----------
          4,013,095        58,187           (22,003)         10,686          (796,095)        11,684             (384)
        -----------      --------         ---------        --------       -----------      ---------       ----------

        $ 5,108,943      $ 70,044         $  10,241        $ 51,780       $   123,972      $  11,283       $       35
        ===========      ========         =========        ========       ===========      =========       ==========








        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                                        AIM V.I.
          MID CAP         MID CAP         S&P 500        SMALL CAP      MAINSTAY VP     MAINSTAY VP         GLOBAL
         GROWTH--         VALUE--         INDEX--        GROWTH--     TOTAL RETURN--      VALUE--     REAL ESTATE FUND--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    SERIES I SHARES
      ------------------------------------------------------------------------------------------------------------------


        $        --     $   690,452    $  2,953,866     $        --     $   278,384    $  2,912,581       $    74,949
            (36,119)       (172,053)     (1,142,606)        (15,432)        (63,443)       (484,337)          (12,602)
        -----------     -----------    ------------     -----------     -----------    ------------       -----------
            (36,119)        518,399       1,811,260         (15,432)        214,941       2,428,244            62,347
        -----------     -----------    ------------     -----------     -----------    ------------       -----------


          5,138,164         578,261      12,893,510       1,951,203       1,462,799       7,006,550        10,188,825
         (4,539,411)       (453,744)    (11,561,694)     (1,893,645)     (1,297,850)     (5,936,883)       (9,693,389)
        -----------     -----------    ------------     -----------     -----------    ------------       -----------
            598,753         124,517       1,331,816          57,558         164,949       1,069,667           495,436
            675,569       5,611,736              --         348,722         843,157      15,074,427           178,886

            (10,892)     (7,156,034)      3,169,157        (545,828)       (933,448)    (15,372,929)         (659,466)
        -----------     -----------    ------------     -----------     -----------    ------------       -----------
          1,263,430      (1,419,781)      4,500,973        (139,548)         74,658         771,165            14,856
        -----------     -----------    ------------     -----------     -----------    ------------       -----------

        $ 1,227,311     $  (901,382)   $  6,312,233     $  (154,980)    $   289,599    $  3,199,409       $    77,203
        ===========     ===========    ============     ===========     ===========    ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007




                                              AIM V.I.      ALGER AMERICAN   ALGER AMERICAN
                                            INTERNATIONAL      LEVERAGED          SMALL
                                            GROWTH FUND--      ALLCAP--     CAPITALIZATION--
                                           SERIES I SHARES  CLASS O SHARES   CLASS O SHARES
                                          --------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $  7,733         $     --        $        --
  Mortality and expense risk charges....        (4,096)            (394)           (10,878)
                                              --------         --------        -----------
       Net investment income (loss).....         3,637             (394)           (10,878)
                                              --------         --------        -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        35,891          120,398          1,810,894
  Cost of investments sold..............       (28,367)         (86,911)        (1,445,034)
                                              --------         --------        -----------
       Net realized gain (loss) on
          investments...................         7,524           33,487            365,860
  Realized gain distribution received...            --               --                 --
  Change in unrealized appreciation
     (depreciation) on investments......        70,343           (6,110)            47,289
                                              --------         --------        -----------
       Net gain (loss) on investments...        77,867           27,377            413,149
                                              --------         --------        -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $ 81,504         $ 26,983        $   402,271
                                              ========         ========        ===========






                                                                               DELAWARE VIP
                                                                               INTERNATIONAL
                                            CVS CALVERT                        VALUE EQUITY
                                              SOCIAL                             SERIES--
                                             BALANCED         DAVIS VALUE        STANDARD
                                             PORTFOLIO         PORTFOLIO         CLASS(a)
                                          --------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $   382          $  22,290         $   7,678
  Mortality and expense risk charges....          (78)            (5,403)           (1,644)
                                              -------          ---------         ---------
       Net investment income (loss).....          304             16,887             6,034
                                              -------          ---------         ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        7,110            416,630             4,164
  Cost of investments sold..............       (6,784)          (372,188)           (5,900)
                                              -------          ---------         ---------
       Net realized gain (loss) on
          investments...................          326             44,442            (1,736)
  Realized gain distribution received...          874             75,773           136,377
  Change in unrealized appreciation
     (depreciation) on investments......       (1,059)           (75,021)         (122,761)
                                              -------          ---------         ---------
       Net gain (loss) on investments...          141             45,194            11,880
                                              -------          ---------         ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $   445          $  62,081         $  17,914
                                              =======          =========         =========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









         ALLIANCE
         BERNSTEIN
            VPS
       INTERNATIONAL
           VALUE         AMERICAN       AMERICAN FUNDS      AMERICAN FUNDS                      AMERICAN FUNDS      AMERICAN FUNDS
        PORTFOLIO--    CENTURY(R) VP   ASSET ALLOCATION      GLOBAL SMALL     AMERICAN FUNDS     GROWTH-INCOME       INTERNATIONAL
          CLASS A         VALUE--           FUND--         CAPITALIZATION--    GROWTH FUND--        FUND--              FUND--
         SHARES(d)       CLASS II      CLASS 2 SHARES(a)   CLASS 2 SHARES(a)  CLASS 2 SHARES   CLASS 2 SHARES(b)   CLASS 2 SHARES(a)
      ------------------------------------------------------------------------------------------------------------------------------


         $     --        $  17,273          $ 3,790             $12,619          $  10,042          $   461            $  23,442
           (1,124)          (4,600)            (735)             (1,954)            (2,859)             (69)              (4,337)
         --------        ---------          -------             -------          ---------          -------            ---------
           (1,124)          12,673            3,055              10,665              7,183              392               19,105
         --------        ---------          -------             -------          ---------          -------            ---------


           18,121          164,255            1,850               5,343            322,358              270              301,966
          (18,855)        (153,187)          (1,768)             (4,693)          (343,152)            (277)            (298,153)
         --------        ---------          -------             -------          ---------          -------            ---------
             (734)          11,068               82                 650            (20,794)              (7)               3,813
               --           97,559            5,424              32,110             81,469              530               81,339

            4,294         (202,705)             351              38,429            (51,868)          (1,894)              30,747
         --------        ---------          -------             -------          ---------          -------            ---------
            3,560          (94,078)           5,857              71,189              8,807           (1,371)             115,899
         --------        ---------          -------             -------          ---------          -------            ---------

         $  2,436        $ (81,405)         $ 8,912             $81,854          $  15,990          $  (979)           $ 135,004
         ========        =========          =======             =======          =========          =======            =========







                                                              DWS DREMAN
        DREYFUS IP      DREYFUS VIF       DREYFUS VIF        SMALL MID CAP          DWS
        TECHNOLOGY      DEVELOPING         EMERGING           VALUE VIP--        SMALL CAP      FIDELITY(R) VIP     FIDELITY(R) VIP
         GROWTH--        LEADERS--         LEADERS--            CLASS A         INDEX VIP--     CONTRAFUND(R)--     EQUITY-INCOME--
      INITIAL SHARES  INITIAL SHARES    INITIAL SHARES         SHARES(c)      CLASS A SHARES     INITIAL CLASS       INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------------


         $     --        $    163          $      --            $    --        $    167,757       $   190,851         $   175,368
           (2,291)           (104)              (189)              (128)            (76,337)          (69,399)            (39,779)
         --------        --------          ---------            -------        ------------       -----------         -----------
           (2,291)             59               (189)              (128)             91,420           121,452             135,589
         --------        --------          ---------            -------        ------------       -----------         -----------


           61,100          13,475            181,935              4,164          17,875,200         1,843,303           1,830,178
          (48,821)        (12,682)          (176,784)            (4,395)        (16,833,413)       (1,508,251)         (1,604,353)
         --------        --------          ---------            -------        ------------       -----------         -----------
           12,279             793              5,151               (231)          1,041,787           335,052             225,825
               --           2,856                169                 --           1,229,389         5,071,408             773,547

           60,148          (5,994)            (2,357)            (2,356)         (2,657,066)       (2,838,489)         (1,012,516)
         --------        --------          ---------            -------        ------------       -----------         -----------
           72,427          (2,345)             2,963             (2,587)           (385,890)        2,567,971             (13,144)
         --------        --------          ---------            -------        ------------       -----------         -----------

         $ 70,136        $ (2,286)         $   2,774            $(2,715)       $   (294,470)      $ 2,689,423         $   122,445
         ========        ========          =========            =======        ============       ===========         ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007




                                            FIDELITY(R) VIP     FIDELITY(R) VIP     FIDELITY(R) VIP
                                             FREEDOM 2010        FREEDOM 2020        FREEDOM 2030
                                              PORTFOLIO--         PORTFOLIO--         PORTFOLIO--
                                            INITIAL SHARES      INITIAL SHARES      INITIAL SHARES
                                          ----------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................       $   9,009           $ 19,655            $  13,276
  Mortality and expense risk charges....          (1,626)            (1,998)              (3,114)
                                               ---------           --------            ---------
       Net investment income (loss).....           7,383             17,657               10,162
                                               ---------           --------            ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....         262,454             78,570              280,582
  Cost of investments sold..............        (251,238)           (73,207)            (240,474)
                                               ---------           --------            ---------
       Net realized gain (loss) on
          investments...................          11,216              5,363               40,108
  Realized gain distribution received...           8,829             23,222               24,125
  Change in unrealized appreciation
     (depreciation) on investments......             941            (14,354)              (9,868)
                                               ---------           --------            ---------
       Net gain (loss) on investments...          20,986             14,231               54,365
                                               ---------           --------            ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................       $  28,369           $ 31,888            $  64,527
                                               =========           ========            =========






                                                                                      JANUS ASPEN
                                                                  JANUS ASPEN           SERIES
                                              JANUS ASPEN       SERIES MID CAP         WORLDWIDE
                                            SERIES FORTY--         GROWTH--            GROWTH--
                                             INSTITUTIONAL       INSTITUTIONAL       INSTITUTIONAL
                                                SHARES              SHARES              SHARES
                                          ----------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $   21,200          $    15,540          $  7,582
  Mortality and expense risk charges....         (22,361)             (30,089)           (4,856)
                                              ----------          -----------          --------
       Net investment income (loss).....          (1,161)             (14,549)            2,726
                                              ----------          -----------          --------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....         597,107            1,551,081            73,520
  Cost of investments sold..............        (511,682)          (1,129,848)          (53,516)
                                              ----------          -----------          --------
       Net realized gain (loss) on
          investments...................          85,425              421,233            20,004
  Realized gain distribution received...              --               35,244                --
  Change in unrealized appreciation
     (depreciation) on investments......       1,684,401              796,882            58,831
                                              ----------          -----------          --------
       Net gain (loss) on investments...       1,769,826            1,253,359            78,835
                                              ----------          -----------          --------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $1,768,665          $ 1,238,810          $ 81,561
                                              ==========          ===========          ========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                                FIDELITY(R) VIP
        FIDELITY(R) VIP     FIDELITY(R) VIP       INVESTMENT        FIDELITY(R) VIP     FIDELITY(R) VIP
           GROWTH--           INDEX 500--        GRADE BOND--          MID-CAP--          OVERSEAS--
         INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
      --------------------------------------------------------------------------------------------------


           $  26,229          $ 1,143,920         $   208,259         $   194,469         $   458,485
             (14,339)            (139,986)            (20,478)            (92,536)            (67,249)
           ---------          -----------         -----------         -----------         -----------
              11,890            1,003,934             187,781             101,933             391,236
           ---------          -----------         -----------         -----------         -----------


             303,641            7,759,098           1,846,525           4,071,318           8,174,242
            (234,131)          (5,979,341)         (1,883,753)         (3,270,783)         (6,760,347)
           ---------          -----------         -----------         -----------         -----------
              69,510            1,779,757             (37,228)            800,535           1,413,895
               3,323                   --                  --           1,777,300             947,800

             667,164           (1,282,767)             69,653             306,951            (370,320)
           ---------          -----------         -----------         -----------         -----------
             739,997              496,990              32,425           2,884,786           1,991,375
           ---------          -----------         -----------         -----------         -----------

           $ 751,887          $ 1,500,924         $   220,206         $ 2,986,719         $ 2,382,611
           =========          ===========         ===========         ===========         ===========


        FIDELITY(R)
            VIP          JANUS ASPEN
           VALUE           SERIES
       STRATEGIES--      BALANCED--
       SERVICE CLASS    INSTITUTIONAL
             2             SHARES
      --------------------------------

         $  2,146        $  399,461
           (1,385)          (88,756)
         --------        ----------
              761           310,705
         --------        ----------

           16,690           519,503
          (16,907)         (450,868)
         --------        ----------
             (217)           68,635
           30,612                --
          (18,929)        1,030,773
         --------        ----------
           11,466         1,099,408
         --------        ----------

         $ 12,227        $1,410,113
         ========        ==========





                                                  LVIP BARON
            LAZARD            LORD ABBETT           GROWTH                                MFS(R) NEW
          RETIREMENT         SERIES FUND--       OPPORTUNITIES     MFS(R) INVESTORS        DISCOVERY
         INTERNATIONAL       MID-CAP VALUE       FUND--SERVICE      TRUST SERIES--         SERIES--
       EQUITY PORTFOLIO        PORTFOLIO         CLASS SHARES        INITIAL CLASS       INITIAL CLASS
      --------------------------------------------------------------------------------------------------


           $  75,517          $    61,726          $      --            $ 1,671             $    --
              (9,048)             (54,189)            (6,007)              (510)                (45)
           ---------          -----------          ---------            -------             -------
              66,469                7,537             (6,007)             1,161                 (45)
           ---------          -----------          ---------            -------             -------


             330,437            4,118,292            252,618              4,178               7,224
            (336,623)          (3,772,342)          (239,947)            (2,598)             (6,124)
           ---------          -----------          ---------            -------             -------
              (6,186)             345,950             12,671              1,580               1,100
             512,480            1,814,743            154,836              1,695               1,075

            (293,853)          (2,301,048)          (175,271)            14,901              (1,382)
           ---------          -----------          ---------            -------             -------
             212,441             (140,355)            (7,764)            18,176                 793
           ---------          -----------          ---------            -------             -------

           $ 278,910          $  (132,818)         $ (13,771)           $19,337             $   748
           =========          ===========          =========            =======             =======


                            MORGAN STANLEY
       MFS(R) UTILITIES      UIF EMERGING
           SERIES--         MARKETS DEBT--
         INITIAL CLASS          CLASS I
      --------------------------------------

           $   9,044           $  41,348
              (4,407)             (2,127)
           ---------           ---------
               4,637              39,221
           ---------           ---------

             212,011             124,410
            (178,565)           (126,118)
           ---------           ---------
              33,446              (1,708)
              65,558              17,667
             130,901             (21,423)
           ---------           ---------
             229,905              (5,464)
           ---------           ---------

           $ 234,542           $  33,757
           =========           =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007



                                          MORGAN STANLEY
                                           UIF EMERGING   MORGAN STANLEY     PIMCO LOW
                                              MARKETS      UIF U.S. REAL    DURATION--
                                             EQUITY--        ESTATE--     ADMINISTRATIVE
                                              CLASS I         CLASS I      CLASS SHARES
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   22,710      $   120,268      $ 16,583
  Mortality and expense risk charges....       (25,157)         (40,655)       (1,485)
                                            ----------      -----------      --------
       Net investment income (loss).....        (2,447)          79,613        15,098
                                            ----------      -----------      --------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       464,980        2,745,880        29,912
  Cost of investments sold..............      (212,754)      (2,146,067)      (29,524)
                                            ----------      -----------      --------
       Net realized gain (loss) on
          investments...................       252,226          599,813           388
  Realized gain distribution received...       579,373          939,199            --
  Change in unrealized appreciation
     (depreciation) on investments......     1,112,724       (3,980,199)       10,318
                                            ----------      -----------      --------
       Net gain (loss) on investments...     1,944,323       (2,441,187)       10,706
                                            ----------      -----------      --------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $1,941,876      $(2,361,574)     $ 25,804
                                            ==========      ===========      ========








                                                           T. ROWE PRICE
                                           T. ROWE PRICE   INTERNATIONAL   T. ROWE PRICE
                                             INDEX 500         STOCK       LIMITED-TERM
                                             PORTFOLIO       PORTFOLIO    BOND PORTFOLIO
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $  6,165        $  29,380       $  51,154
  Mortality and expense risk charges....       (1,595)          (6,635)         (4,591)
                                             --------        ---------       ---------
       Net investment income (loss).....        4,570           22,745          46,563
                                             --------        ---------       ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       19,477          135,302         450,266
  Cost of investments sold..............      (15,969)        (103,908)       (446,830)
                                             --------        ---------       ---------
       Net realized gain (loss) on
          investments...................        3,508           31,394           3,436
  Realized gain distribution received...           --          236,089              --
  Change in unrealized appreciation
     (depreciation) on investments......        8,346          (95,152)         11,238
                                             --------        ---------       ---------
       Net gain (loss) on investments...       11,854          172,331          14,674
                                             --------        ---------       ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $ 16,424        $ 195,076       $  61,237
                                             ========        =========       =========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                                               ROYCE           ROYCE
        PIMCO REAL        PIMCO TOTAL       PIMCO U.S.       MICRO-CAP       SMALL-CAP     T. ROWE PRICE
         RETURN--          RETURN--        GOVERNMENT--     PORTFOLIO--     PORTFOLIO--      BLUE CHIP      T. ROWE PRICE
      ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    INVESTMENT      INVESTMENT        GROWTH        EQUITY INCOME
       CLASS SHARES      CLASS SHARES      CLASS SHARES        CLASS           CLASS         PORTFOLIO        PORTFOLIO
      --------------------------------------------------------------------------------------------------------------------


        $   171,208       $   979,748        $   2,058       $  55,192       $   1,969      $    37,247      $   360,729
            (15,827)          (90,147)            (277)        (12,532)        (11,973)         (35,272)         (81,608)
        -----------       -----------        ---------       ---------       ---------      -----------      -----------
            155,381           889,601            1,781          42,660         (10,004)           1,975          279,121
        -----------       -----------        ---------       ---------       ---------      -----------      -----------


            988,652         8,042,482          585,126         549,514         288,010        3,158,367        4,662,732
         (1,065,899)       (8,244,524)        (590,216)       (444,326)       (275,235)      (2,508,063)      (3,991,566)
        -----------       -----------        ---------       ---------       ---------      -----------      -----------
            (77,247)         (202,042)          (5,090)        105,188          12,775          650,304          671,166
             11,107                --               --         314,497         171,318               --        1,310,707

            315,800         1,114,403           11,978        (360,610)       (341,247)         231,054       (1,931,299)
        -----------       -----------        ---------       ---------       ---------      -----------      -----------
            249,660           912,361            6,888          59,075        (157,154)         881,358           50,574
        -----------       -----------        ---------       ---------       ---------      -----------      -----------

        $   405,041       $ 1,801,962        $   8,669       $ 101,735       $(167,158)     $   883,333      $   329,695
        ===========       ===========        =========       =========       =========      ===========      ===========






                                              VAN ECK
                         T. ROWE PRICE       WORLDWIDE      VAN ECK WIT
       T. ROWE PRICE       PERSONAL          ABSOLUTE     WORLDWIDE BOND
        NEW AMERICA        STRATEGY        RETURN--INI-    FUND--INITIAL
          GROWTH           BALANCED            TIAL            CLASS
         PORTFOLIO         PORTFOLIO       CLASS SHARES      SHARES(E)
      ------------------------------------------------------------------


         $      --       $    297,686         $ 1,848           $--
            (6,497)           (63,362)         (1,321)           --
         ---------       ------------         -------           ---
            (6,497)           234,324             527            --
         ---------       ------------         -------           ---


           668,036         14,704,778           6,553            --
          (585,397)       (13,277,461)         (5,933)           --
         ---------       ------------         -------           ---
            82,639          1,427,317             620            --
           219,632          1,242,621           6,351            --

          (110,880)        (1,682,804)            361             4
         ---------       ------------         -------           ---
           191,391            987,134           7,332             4
         ---------       ------------         -------           ---

         $ 184,894       $  1,221,458         $ 7,859           $ 4
         =========       ============         =======           ===





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2007
and December 31, 2006




                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                            BOND--                      CAPITAL APPRECIATION--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    49,544       $    (8,568)      $   (55,954)     $    (18,386)
     Net realized gain (loss) on investments................          51,739           (41,551)        2,150,019           815,618
     Realized gain distribution received....................              --                --                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................          (7,623)          185,215           145,687           (86,249)
                                                                 -----------       -----------       -----------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................          93,660           135,096         2,239,752           710,983
                                                                 -----------       -----------       -----------      ------------
  Contributions and (withdrawals):
     Payments received from policyowners....................         313,459         1,116,821            14,160         3,931,846
     Cost of insurance......................................         (22,746)         (143,367)         (137,458)         (214,434)
     Policyowners' surrenders...............................      (1,071,643)             (142)         (870,721)           (8,996)
     Net transfers from (to) Fixed Account..................         155,672        (1,689,903)       (4,856,385)      (11,520,845)
     Transfers between Investment Divisions.................          14,995        (4,795,568)          471,308        11,090,572
     Policyowners' death benefits...........................         (32,772)               --                --                --
                                                                 -----------       -----------       -----------      ------------
       Net contributions and (withdrawals)..................        (643,035)       (5,512,159)       (5,379,096)        3,278,143
                                                                 -----------       -----------       -----------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................               3              (257)           (1,252)             (936)
                                                                 -----------       -----------       -----------      ------------
          Increase (decrease) in net assets.................        (549,372)       (5,377,320)       (3,140,596)        3,988,190
NET ASSETS:
     Beginning of year......................................       2,257,209         7,634,529        22,881,836        18,893,646
                                                                 -----------       -----------       -----------      ------------
     End of year............................................     $ 1,707,837       $ 2,257,209       $19,741,240      $ 22,881,836
                                                                 ===========       ===========       ===========      ============





                                                                                                              MAINSTAY VP
                                                                          MAINSTAY VP                         HIGH YIELD
                                                                         GOVERNMENT--                      CORPORATE BOND--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   41,094        $    (2,108)      $   920,067       $    77,588
     Net realized gain (loss) on investments................          1,155             10,673           267,306           699,507
     Realized gain distribution received....................             --                 --                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................          9,531             24,090        (1,063,401)          (24,458)
                                                                 ----------        -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................         51,780             32,655           123,972           752,637
                                                                 ----------        -----------       -----------       -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................        166,705            345,346         2,639,430         2,307,423
     Cost of insurance......................................        (12,290)           (32,647)          (99,489)         (146,105)
     Policyowners' surrenders...............................             --               (995)          (14,272)             (261)
     Net transfers from (to) Fixed Account..................        133,880             15,930         5,043,181         1,064,380
     Transfers between Investment Divisions.................        554,008         (1,168,784)        1,187,215        (4,583,772)
     Policyowners' death benefits...........................             --                 --                --                --
                                                                 ----------        -----------       -----------       -----------
       Net contributions and (withdrawals)..................        842,303           (841,150)        8,756,065        (1,358,335)
                                                                 ----------        -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (3)               (50)               (3)             (484)
                                                                 ----------        -----------       -----------       -----------
          Increase (decrease) in net assets.................        894,080           (808,545)        8,880,034          (606,182)
NET ASSETS:
     Beginning of year......................................        463,524          1,272,069         6,265,699         6,871,881
                                                                 ----------        -----------       -----------       -----------
     End of year............................................     $1,357,604        $   463,524       $15,145,733       $ 6,265,699
                                                                 ==========        ===========       ===========       ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2006 (Commencement of Investments) through December 2006.
(b) For the period February 2006 (Commencement of Investments) through December 2006.
(c) For the period July 2006 (Commencement of Investments) through December
    2006.
(d) For the period August 2006 (Commencement of Investments) through December 2006.
(e) For the period December 2006 (Commencement of Investments).
(f) For the period January 2007 (Commencement of Investments) through December 2007.
(g) For the period May 2007 (Commencement of Investments) through December 2007.
(h) For the period June 2007 (Commencement of Investments) through December
    2007.
(i) For the period July 2007 (Commencement of Investments) through December
    2007.
(j) For the period October 2007 (Commencement of Investments) through December 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                                            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                  COMMON STOCK--                CONVERTIBLE--                FLOATING RATE--
            CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007          2006(A)
     -----------------------------------------------------------------------------------------------------------------------



      $  4,453,362   $  1,829,253   $  1,095,848   $    327,293     $ 11,857       $   7,975      $ 32,244       $  7,769
              (671)           203        238,983        171,329        6,300          43,418        (4,759)          (419)
                --             --      8,180,167      2,249,612       15,042              --            --             --

             1,156         (1,504)    (4,406,055)    11,800,476       36,845           6,787       (17,244)            19
      ------------   ------------   ------------   ------------     --------       ---------      --------       --------

         4,453,847      1,827,952      5,108,943     14,548,710       70,044          58,180        10,241          7,369
      ------------   ------------   ------------   ------------     --------       ---------      --------       --------

        62,252,552     63,888,470        277,457        211,274      171,668         170,189       223,391         27,117
        (1,341,349)      (481,788)      (580,608)      (468,286)      (3,608)         (4,430)      (17,877)        (4,760)
          (339,179)    (6,842,290)       (51,755)            --           --              --            --             --
        36,311,103      5,955,052        487,186         53,712      (46,828)       (312,935)        9,617        219,149
       (22,190,128)   (43,004,454)        30,673         28,685          973              --       (70,401)        95,395
           (19,007)            --             --       (144,432)          --              --            --             --
      ------------   ------------   ------------   ------------     --------       ---------      --------       --------
        74,673,992     19,514,990        162,953       (319,047)     122,205        (147,176)      144,730        336,901
      ------------   ------------   ------------   ------------     --------       ---------      --------       --------


            (1,119)          (244)        (2,951)        (9,844)         (28)            (20)           --             --
      ------------   ------------   ------------   ------------     --------       ---------      --------       --------
        79,126,720     21,342,698      5,268,945     14,219,819      192,221         (89,016)      154,971        344,270

        55,810,162     34,467,464    104,206,163     89,986,344      429,748         518,764       344,270             --
      ------------   ------------   ------------   ------------     --------       ---------      --------       --------
      $134,936,882   $ 55,810,162   $109,475,108   $104,206,163     $621,969       $ 429,748      $499,241       $344,270
      ============   ============   ============   ============     ========       =========      ========       ========






              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
          ICAP SELECT EQUITY--          INCOME AND GROWTH--          INTERNATIONAL EQUITY--          LARGE CAP GROWTH--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



        $   (401)      $  (1,428)     $     419     $     1,506   $     10,148    $  (220,860)    $   (838)      $    (963)
          38,394          55,597        124,774          13,395     12,612,195      1,552,756       14,556          16,808
           6,098           1,797          3,199          12,618      4,557,324        847,211           --              --

         (32,808)         26,459       (128,357)        119,342    (12,690,627)    17,641,986       11,241           6,468
        --------       ---------      ---------     -----------   ------------    -----------     --------       ---------

          11,283          82,425             35         146,861      4,489,040     19,821,093       24,959          22,313
        --------       ---------      ---------     -----------   ------------    -----------     --------       ---------

              --          17,289             --          51,404      2,921,345      4,330,330           --          11,450
         (10,731)        (18,036)          (555)        (13,451)    (1,367,748)    (1,526,537)      (6,156)         (9,037)
              --        (306,096)        (2,926)         (4,464)    (1,709,308)       (56,808)          --        (203,162)
          19,003          (5,292)       (19,002)            644    (24,432,096)     8,043,149           --            (841)
             961        (293,498)          (961)     (1,095,151)     2,190,338      1,893,117      (66,997)         (2,987)
              --              --             --              --       (177,491)       (78,149)          --              --
        --------       ---------      ---------     -----------   ------------    -----------     --------       ---------
           9,233        (605,633)       (23,444)     (1,061,018)   (22,574,960)    12,605,102      (73,153)       (204,577)
        --------       ---------      ---------     -----------   ------------    -----------     --------       ---------


             (17)            (89)            --              --         (4,456)       (27,998)         (32)            (41)
        --------       ---------      ---------     -----------   ------------    -----------     --------       ---------
          20,499        (523,297)       (23,409)       (914,157)   (18,090,376)    32,398,197      (48,226)       (182,305)

         180,721         704,018         23,409         937,566     92,335,835     59,937,638      191,977         374,282
        --------       ---------      ---------     -----------   ------------    -----------     --------       ---------
        $201,220       $ 180,721      $      --     $    23,409   $ 74,245,459    $92,335,835     $143,751       $ 191,977
        ========       =========      =========     ===========   ============    ===========     ========       =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                        MID CAP CORE--                     MID CAP GROWTH--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    80,124       $  (142,123)      $   (36,119)      $  (15,109)
     Net realized gain (loss) on investments................       1,229,897           320,070           598,753           61,748
     Realized gain distribution received....................       6,841,998           410,739           675,569          173,087
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (5,175,300)        7,192,494           (10,892)         256,842
                                                                 -----------       -----------       -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       2,976,719         7,781,180         1,227,311          476,568
                                                                 -----------       -----------       -----------       ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         165,302         3,816,726           780,295        2,049,576
     Cost of insurance......................................        (342,699)         (247,184)          (61,520)         (30,347)
     Policyowners' surrenders...............................          (1,558)          (11,090)             (709)          (9,752)
     Net transfers from (to) Fixed Account..................        (634,155)        7,741,832        (1,015,986)       3,618,876
     Transfers between Investment Divisions.................       2,097,895         5,286,678           209,560        3,279,737
     Policyowners' death benefits...........................              --                --            (8,686)              --
                                                                 -----------       -----------       -----------       ----------
       Net contributions and (withdrawals)..................       1,284,785        16,586,962           (97,046)       8,908,090
                                                                 -----------       -----------       -----------       ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (1,005)           (4,163)               --               --
                                                                 -----------       -----------       -----------       ----------
          Increase (decrease) in net assets.................       4,260,499        24,363,979         1,130,265        9,384,658
NET ASSETS:
     Beginning of year......................................      67,858,880        43,494,901         9,850,911          466,253
                                                                 -----------       -----------       -----------       ----------
     End of year............................................     $72,119,379       $67,858,880       $10,981,176       $9,850,911
                                                                 ===========       ===========       ===========       ==========






                                                                          MAINSTAY VP                       AIM V.I. GLOBAL
                                                                            VALUE--                       REAL ESTATE FUND--
                                                                         INITIAL CLASS                      SERIES I SHARES
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007             2006(C)
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $  2,428,244      $    221,110       $    62,347       $   42,115
     Net realized gain (loss) on investments................       1,069,667           685,971           495,436              252
     Realized gain distribution received....................      15,074,427         2,525,048           178,886          150,459
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (15,372,929)       23,026,574          (659,466)         280,711
                                                                ------------      ------------       -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       3,199,409        26,458,703            77,203          473,537
                                                                ------------      ------------       -----------       ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................          10,945         2,350,061            98,087          294,216
     Cost of insurance......................................        (927,070)         (756,975)          (20,599)          (1,073)
     Policyowners' surrenders...............................          (1,533)           (4,382)             (245)              --
     Net transfers from (to) Fixed Account..................         821,111          (186,230)       (5,196,955)       4,812,883
     Transfers between Investment Divisions.................       1,357,045         8,462,624           675,362              591
     Policyowners' death benefits...........................              --                --                --               --
                                                                ------------      ------------       -----------       ----------
       Net contributions and (withdrawals)..................       1,260,498         9,865,098        (4,444,350)       5,106,617
                                                                ------------      ------------       -----------       ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (1,875)          (16,316)                3               --
                                                                ------------      ------------       -----------       ----------
          Increase (decrease) in net assets.................       4,458,032        36,307,485        (4,367,144)       5,580,154
NET ASSETS:
     Beginning of year......................................     173,144,518       136,837,033         5,580,154               --
                                                                ------------      ------------       -----------       ----------
     End of year............................................    $177,602,550      $173,144,518       $ 1,213,010       $5,580,154
                                                                ============      ============       ===========       ==========




Not all Investment Divisions are available under all policies.
(a) For the period January 2006 (Commencement of Investments) through December 2006.
(b) For the period February 2006 (Commencement of Investments) through December 2006.
(c) For the period July 2006 (Commencement of Investments) through December
    2006.
(d) For the period August 2006 (Commencement of Investments) through December 2006.
(e) For the period December 2006 (Commencement of Investments).
(f) For the period January 2007 (Commencement of Investments) through December 2007.
(g) For the period May 2007 (Commencement of Investments) through December 2007.
(h) For the period June 2007 (Commencement of Investments) through December
    2007.
(i) For the period July 2007 (Commencement of Investments) through December
    2007.
(j) For the period October 2007 (Commencement of Investments) through December 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MID CAP VALUE--               S&P 500 INDEX--              SMALL CAP GROWTH--              TOTAL RETURN--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $   518,399    $   (91,632)  $  1,811,260   $   (158,467)   $  (15,432)    $   (8,384)    $   214,941    $    3,343
           124,517         78,999      1,331,816       (105,278)       57,558        (45,017)        164,949       162,372
         5,611,736        822,468             --             --       348,722             39         843,157        37,819

        (7,156,034)     7,104,275      3,169,157     19,402,275      (545,828)       149,097        (933,448)        7,483
       -----------    -----------   ------------   ------------    ----------     ----------     -----------    ----------

          (901,382)     7,914,110      6,312,233     19,138,530      (154,980)        95,735         289,599       211,017
       -----------    -----------   ------------   ------------    ----------     ----------     -----------    ----------

           114,472        114,049      1,524,060      5,639,756        51,504        936,160              --       215,115
          (344,165)      (285,304)    (3,500,689)    (3,099,259)      (20,495)       (10,843)       (146,691)      (34,943)
                --         (4,227)    (1,239,510)      (127,236)       (5,141)        (9,305)             --            --
           190,744       (101,511)    24,124,425     (2,022,809)     (480,239)       989,414       9,197,737       698,693
             4,200          3,884          1,631          3,008       534,466      2,561,151              --            --
                --             --       (391,492)      (282,093)           --             --              --       (40,057)
       -----------    -----------   ------------   ------------    ----------     ----------     -----------    ----------
           (34,749)      (273,109)    20,518,425        111,367        80,095      4,466,577       9,051,046       838,808
       -----------    -----------   ------------   ------------    ----------     ----------     -----------    ----------


               539         (4,948)       (10,557)       (33,016)           --             --            (682)         (350)
       -----------    -----------   ------------   ------------    ----------     ----------     -----------    ----------
          (935,592)     7,636,053     26,820,101     19,216,881       (74,885)     4,562,312       9,339,963     1,049,475

        65,194,844     57,558,791    154,949,585    135,732,704     4,596,765         34,453       2,940,504     1,891,029
       -----------    -----------   ------------   ------------    ----------     ----------     -----------    ----------
       $64,259,252    $65,194,844   $181,769,686   $154,949,585    $4,521,880     $4,596,765     $12,280,467    $2,940,504
       ===========    ===========   ============   ============    ==========     ==========     ===========    ==========





             AIM V.I.                                                                          ALLIANCEBERNSTEIN
       INTERNATIONAL GROWTH                ALGER AMERICAN                ALGER AMERICAN        VPS INTERNATIONAL
              FUND--                     LEVERAGED ALLCAP--          SMALL CAPITALIZATION--    VALUE PORTFOLIO--
          SERIES I SHARES                  CLASS O SHARES                CLASS O SHARES          CLASS A SHARES
---------------------------------- ----------------------------- ----------------------------- -----------------
          2007          2006(C)         2007           2006           2007           2006           2007(I)
     -----------------------------------------------------------------------------------------------------------



       $    3,637       $   249       $    (394)     $   (277)     $  (10,878)    $   (3,317)       $ (1,124)
            7,524            15          33,487         5,614         365,860         13,865            (734)
               --            --              --            --              --             --              --

           70,343         3,468          (6,110)       23,371          47,289        167,676           4,294
       ----------       -------       ---------      --------      ----------     ----------        --------

           81,504         3,732          26,983        28,708         402,271        178,224           2,436
       ----------       -------       ---------      --------      ----------     ----------        --------

          163,678           674              --        23,963         336,208        442,115          52,338
          (12,760)         (153)           (897)       (1,128)        (26,613)       (13,852)         (4,131)
             (396)           --              --          (942)           (592)       (56,268)           (392)
          675,559        23,720        (119,108)       20,081        (436,805)       356,148          89,742
        3,614,590         1,856              --        46,347          39,720        859,133         523,587
               --            --              --            --          (5,155)            --              --
       ----------       -------       ---------      --------      ----------     ----------        --------
        4,440,671        26,097        (120,005)       88,321         (93,237)     1,587,276         661,144
       ----------       -------       ---------      --------      ----------     ----------        --------



               --            --              --            --              (6)            (8)             --
       ----------       -------       ---------      --------      ----------     ----------        --------
        4,522,175        29,829         (93,022)      117,029         309,028      1,765,492         663,580

           29,829            --         143,536        26,507       1,974,183        208,691              --
       ----------       -------       ---------      --------      ----------     ----------        --------
       $4,552,004       $29,829       $  50,514      $143,536      $2,283,211     $1,974,183        $663,580
       ==========       =======       =========      ========      ==========     ==========        ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                                                           AMERICAN                         AMERICAN FUNDS
                                                                         CENTURY(R) VP                     ASSET ALLOCATION
                                                                            VALUE--                             FUND--
                                                                           CLASS II                         CLASS 2 SHARES
                                                               --------------------------------    --------------------------------
                                                                    2007              2006             2007(F)            2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   12,673         $  2,591          $  3,055          $      --
     Net realized gain (loss) on investments................         11,068           (2,951)               82                 --
     Realized gain distribution received....................         97,559           26,264             5,424                 --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       (202,705)          49,778               351                 --
                                                                 ----------         --------          --------          ---------
       Net increase (decrease) in net assets resulting from
          operations........................................        (81,405)          75,682             8,912                 --
                                                                 ----------         --------          --------          ---------
  Contributions and (withdrawals):
     Payments received from policyowners....................        181,755          156,387            19,589                 --
     Cost of insurance......................................        (14,432)          (7,405)           (1,456)                --
     Policyowners' surrenders...............................         (2,935)         (57,606)               --                 --
     Net transfers from (to) Fixed Account..................        546,811           23,909           151,119                 --
     Transfers between Investment Divisions.................         57,814          142,194                --                 --
     Policyowners' death benefits...........................         (1,833)              --                --                 --
                                                                 ----------         --------          --------          ---------
       Net contributions and (withdrawals)..................        767,180          257,479           169,252                 --
                                                                 ----------         --------          --------          ---------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             13              (25)               --                 --
                                                                 ----------         --------          --------          ---------
          Increase (decrease) in net assets.................        685,788          333,136           178,164                 --
NET ASSETS:
     Beginning of year......................................        575,969          242,833                --                 --
                                                                 ----------         --------          --------          ---------
     End of year............................................     $1,261,757         $575,969          $178,164           $     --
                                                                 ==========         ========          ========          =========





                                                                          CVS CALVERT
                                                                        SOCIAL BALANCED                          DAVIS
                                                                           PORTFOLIO                        VALUE PORTFOLIO
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $   304          $    (673)       $   16,887         $  2,323
     Net realized gain (loss) on investments................           326             50,303            44,442           (1,448)
     Realized gain distribution received....................           874                381            75,773               --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (1,059)           (30,913)          (75,021)          47,443
                                                                   -------          ---------        ----------         --------
       Net increase (decrease) in net assets resulting from
          operations........................................           445             19,098            62,081           48,318
                                                                   -------          ---------        ----------         --------
  Contributions and (withdrawals):
     Payments received from policyowners....................            --             91,395           824,494          110,179
     Cost of insurance......................................          (279)            (2,708)          (16,490)          (6,022)
     Policyowners' surrenders...............................        (6,753)           (11,126)               --               --
     Net transfers from (to) Fixed Account..................            --           (946,151)          608,985          105,527
     Transfers between Investment Divisions.................            --               (671)           (3,577)              --
     Policyowners' death benefits...........................            --                 --                --               --
                                                                   -------          ---------        ----------         --------
       Net contributions and (withdrawals)..................        (7,032)          (869,261)        1,413,412          209,684
                                                                   -------          ---------        ----------         --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --                 --                --              (12)
                                                                   -------          ---------        ----------         --------
          Increase (decrease) in net assets.................        (6,587)          (850,163)        1,475,493          257,990
NET ASSETS:
     Beginning of year......................................        22,133            872,296           458,074          200,084
                                                                   -------          ---------        ----------         --------
     End of year............................................       $15,546          $  22,133        $1,933,567         $458,074
                                                                   =======          =========        ==========         ========




Not all Investment Divisions are available under all policies.
(a) For the period January 2006 (Commencement of Investments) through December 2006.
(b) For the period February 2006 (Commencement of Investments) through December 2006.
(c) For the period July 2006 (Commencement of Investments) through December
    2006.
(d) For the period August 2006 (Commencement of Investments) through December 2006.
(e) For the period December 2006 (Commencement of Investments).
(f) For the period January 2007 (Commencement of Investments) through December 2007.
(g) For the period May 2007 (Commencement of Investments) through December 2007.
(h) For the period June 2007 (Commencement of Investments) through December
    2007.
(i) For the period July 2007 (Commencement of Investments) through December
    2007.
(j) For the period October 2007 (Commencement of Investments) through December 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









             AMERICAN FUNDS                                              AMERICAN FUNDS                AMERICAN FUNDS
              GLOBAL SMALL                 AMERICAN FUNDS                GROWTH-INCOME                 INTERNATIONAL
            CAPITALIZATION--               GROWTH FUND--                     FUND--                        FUND--
             CLASS 2 SHARES                CLASS 2 SHARES                CLASS 2 SHARES                CLASS 2 SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
         2007(F)         2006           2007          2006(E)        2007(G)         2006          2007(F)         2006
     -----------------------------------------------------------------------------------------------------------------------



        $ 10,665       $      --     $    7,183       $   --         $   392          $--        $   19,105              $--
             650              --        (20,794)          --              (7)          --             3,813               --
          32,110              --         81,469           --             530           --            81,339               --

          38,429              --        (51,868)         (23)         (1,894)          --            30,747               --
        --------       ---------     ----------       ------         -------          ---        ----------              ---

          81,854              --         15,990          (23)           (979)          --           135,004               --
        --------       ---------     ----------       ------         -------          ---        ----------              ---

          47,708              --         25,331           --           3,754           --            27,129               --
          (3,473)             --         (3,388)          --            (297)          --            (5,813)              --
            (876)             --           (577)          --              --           --            (7,963)              --
         345,854              --        910,672        5,213           3,102           --         1,447,843               --
              --              --        380,726           --          27,190           --            51,291               --
              --              --             --           --              --           --                --               --
        --------       ---------     ----------       ------         -------          ---        ----------              ---
         389,213              --      1,312,764        5,213          33,749           --         1,512,487               --
        --------       ---------     ----------       ------         -------          ---        ----------              ---


              --              --             --           --              --           --                (7)              --
        --------       ---------     ----------       ------         -------          ---        ----------              ---
         471,067              --      1,328,754        5,190          32,770           --         1,647,484               --

              --              --          5,190           --              --           --                --               --
        --------       ---------     ----------       ------         -------          ---        ----------              ---
        $471,067        $     --     $1,333,944       $5,190         $32,770          $--        $1,647,484              $--
        ========       =========     ==========       ======         =======          ===        ==========              ===





       DELAWARE VIP INTERNATIONAL            DREYFUS IP                   DREYFUS VIF                   DREYFUS VIF
         VALUE EQUITY SERIES--          TECHNOLOGY GROWTH--           DEVELOPING LEADERS--           EMERGING LEADERS--
             STANDARD CLASS                INITIAL SHARES                INITIAL SHARES                INITIAL SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
         2007(F)         2006           2007           2006           2007           2006           2007          2006(B)
     -----------------------------------------------------------------------------------------------------------------------



        $   6,034         $--         $ (2,291)      $ (1,617)      $     59       $     701      $    (189)         $   (26)
           (1,736)         --           12,279         10,402            793         (29,549)         5,151           (1,070)
          136,377          --               --             --          2,856          29,484            169              813

         (122,761)         --           60,148          6,531         (5,994)        (31,404)        (2,357)           2,357
        ---------         ---         --------       --------       --------       ---------      ---------          -------

           17,914          --           70,136         15,316         (2,286)        (30,768)         2,774            2,074
        ---------         ---         --------       --------       --------       ---------      ---------          -------

           44,867          --          143,642         38,310             --          85,931          4,649            1,025
           (2,884)         --           (7,033)        (5,270)          (509)         (4,990)          (963)          (1,036)
               --          --             (851)        (7,126)          (901)         (5,507)            --             (314)
          342,843          --          113,196          1,815        (11,961)       (302,249)       124,016           11,837
               --          --            4,599         (2,892)            --         (39,019)      (148,916)           4,854
               --          --          (28,846)            --             --              --             --               --
        ---------         ---         --------       --------       --------       ---------      ---------          -------
          384,826          --          224,707         24,837        (13,371)       (265,834)       (21,214)          16,366
        ---------         ---         --------       --------       --------       ---------      ---------          -------


               --          --               --             --             --              --             --               --
        ---------         ---         --------       --------       --------       ---------      ---------          -------
          402,740          --          294,843         40,153        (15,657)       (296,602)       (18,440)          18,440

               --          --          376,290        336,137         34,530         331,132         18,440               --
        ---------         ---         --------       --------       --------       ---------      ---------          -------
        $ 402,740         $--         $671,133       $376,290       $ 18,873       $  34,530      $      --          $18,440
        =========         ===         ========       ========       ========       =========      =========          =======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006





                                                                        DWS DREMAN                       DWS
                                                                SMALL MID CAP VALUE VIP--       SMALL CAP INDEX VIP--
                                                                      CLASS A SHARES                CLASS A SHARES
                                                                -------------------------    ---------------------------
                                                                         2007(H)                 2007            2006
                                                                --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................            $     (128)          $     91,420    $    16,828
     Net realized gain (loss) on investments................                  (231)             1,041,787        485,340
     Realized gain distribution received....................                    --              1,229,389        481,851
     Change in unrealized appreciation (depreciation) on
       investments..........................................                (2,356)            (2,657,066)     1,271,831
                                                                        ----------           ------------    -----------
       Net increase (decrease) in net assets resulting from
          operations........................................                (2,715)              (294,470)     2,255,850
                                                                        ----------           ------------    -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................                 3,792                970,990      4,635,135
     Cost of insurance......................................                  (463)              (119,554)       (84,864)
     Policyowners' surrenders...............................                    --                 (6,665)            --
     Net transfers from (to) Fixed Account..................                95,778            (10,293,148)     1,015,191
     Transfers between Investment Divisions.................             1,123,517               (917,014)     8,103,126
     Policyowners' death benefits...........................                    --                (49,641)            --
                                                                        ----------           ------------    -----------
       Net contributions and (withdrawals)..................             1,222,624            (10,415,032)    13,668,588
                                                                        ----------           ------------    -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................                    --                      2            (22)
                                                                        ----------           ------------    -----------
          Increase (decrease) in net assets.................             1,219,909            (10,709,500)    15,924,416
NET ASSETS:
     Beginning of year......................................                    --             25,082,125      9,157,709
                                                                        ----------           ------------    -----------
     End of year............................................            $1,219,909           $ 14,372,625    $25,082,125
                                                                        ==========           ============    ===========





                                                                        FIDELITY(R) VIP                     FIDELITY(R) VIP
                                                                   FREEDOM 2030 PORTFOLIO--                    GROWTH--
                                                                        INITIAL SHARES                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007             2006(D)            2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $  10,162         $  3,156         $   11,890        $     4,106
     Net realized gain (loss) on investments................         40,108              129             69,510            364,011
     Realized gain distribution received....................         24,125            2,347              3,323                 --
     Change in unrealized appreciation (depreciation) on
       investments..........................................         (9,868)          13,032            667,164           (187,821)
                                                                  ---------         --------         ----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................         64,527           18,664            751,887            180,296
                                                                  ---------         --------         ----------        -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         70,764                1            570,414            660,442
     Cost of insurance......................................        (14,197)          (1,744)           (24,531)           (21,517)
     Policyowners' surrenders...............................         (3,557)              --             (3,353)               (68)
     Net transfers from (to) Fixed Account..................        540,151          213,429            132,677         (2,132,116)
     Transfers between Investment Divisions.................       (244,501)              --                 --                 --
     Policyowners' death benefits...........................             --               --                 --                 --
                                                                  ---------         --------         ----------        -----------
       Net contributions and (withdrawals)..................        348,660          211,686            675,207         (1,493,259)
                                                                  ---------         --------         ----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             --               --                (11)                (9)
                                                                  ---------         --------         ----------        -----------
          Increase (decrease) in net assets.................        413,187          230,350          1,427,083         (1,312,972)
NET ASSETS:
     Beginning of year......................................        230,350               --          2,639,072          3,952,044
                                                                  ---------         --------         ----------        -----------
     End of year............................................      $ 643,537         $230,350         $4,066,155        $ 2,639,072
                                                                  =========         ========         ==========        ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2006 (Commencement of Investments) through December 2006.
(b) For the period February 2006 (Commencement of Investments) through December 2006.
(c) For the period July 2006 (Commencement of Investments) through December
    2006.
(d) For the period August 2006 (Commencement of Investments) through December 2006.
(e) For the period December 2006 (Commencement of Investments).
(f) For the period January 2007 (Commencement of Investments) through December 2007.
(g) For the period May 2007 (Commencement of Investments) through December 2007.
(h) For the period June 2007 (Commencement of Investments) through December
    2007.
(i) For the period July 2007 (Commencement of Investments) through December
    2007.
(j) For the period October 2007 (Commencement of Investments) through December 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








            FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
            CONTRAFUND(R)--               EQUITY-INCOME--           FREEDOM 2010 PORTFOLIO--      FREEDOM 2020 PORTFOLIO--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL SHARES                INITIAL SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $   121,452    $   106,137    $   135,589    $  185,822      $  7,383       $  2,490       $ 17,657       $  2,174
           335,052        777,683        225,825       414,031        11,216          4,117          5,363          1,056
         5,071,408      1,013,264        773,547       791,653         8,829            759         23,222          1,571

        (2,838,489)      (917,083)    (1,012,516)     (228,858)          941          5,892        (14,354)         5,730
       -----------    -----------    -----------    ----------      --------       --------       --------       --------

         2,689,423        980,001        122,445     1,162,648        28,369         13,258         31,888         10,531
       -----------    -----------    -----------    ----------      --------       --------       --------       --------

         2,661,642      1,849,468      1,059,820     1,345,542       250,871            974        177,722          2,247
          (222,495)      (151,646)       (80,638)      (91,115)       (6,872)        (3,848)       (10,437)        (3,542)
           (54,957)      (430,378)        (7,433)      (93,986)           --             --           (481)            --
           748,550      3,017,634       (917,669)      639,272       (79,909)       (51,761)       247,536         85,190
         2,302,045      1,898,357        758,303      (434,164)       (1,078)            --        325,753             --
           (17,054)            --             --            --            --             --             --             --
       -----------    -----------    -----------    ----------      --------       --------       --------       --------
         5,417,731      6,183,435        812,383     1,365,549       163,012        (54,635)       740,093         83,895
       -----------    -----------    -----------    ----------      --------       --------       --------       --------


              (215)          (257)            (1)         (652)           --             --             (1)            --
       -----------    -----------    -----------    ----------      --------       --------       --------       --------
         8,106,939      7,163,179        934,827     2,527,545       191,381        (41,377)       771,980         94,426

        13,387,332      6,224,153      8,334,413     5,806,868       179,523        220,900        177,042         82,616
       -----------    -----------    -----------    ----------      --------       --------       --------       --------
       $21,494,271    $13,387,332    $ 9,269,240    $8,334,413      $370,904       $179,523       $949,022       $177,042
       ===========    ===========    ===========    ==========      ========       ========       ========       ========





            FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
              INDEX 500--             INVESTMENT GRADE BOND--              MID-CAP--                     OVERSEAS--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $ 1,003,934    $   213,750    $  187,781     $   84,560     $   101,933    $   (20,447)   $   391,236    $     7,940
         1,779,757        254,982       (37,228)       (12,510)        800,535        484,694      1,413,895        359,069
                --             --            --          5,648       1,777,300      1,418,610        947,800         29,092

        (1,282,767)     2,910,407        69,653         51,167         306,951       (336,473)      (370,320)       993,316
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------

         1,500,924      3,379,139       220,206        128,865       2,986,719      1,546,384      2,382,611      1,389,417
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------

         6,888,647      6,615,561     1,456,749      1,156,230       3,276,673      4,024,766      2,599,856      2,630,033
          (497,038)      (360,696)     (107,981)       (63,884)       (324,935)      (210,532)      (196,993)      (124,051)
           (33,436)       (75,153)      (74,698)        (2,015)       (242,736)        (4,694)        (6,134)       (48,831)
        (3,086,650)       701,180       471,564        332,897         398,908      1,522,308     (2,538,698)     3,150,253
           251,968      1,369,142       455,539        202,871      (1,125,222)       908,221     (2,626,299)     2,751,004
           (39,749)            --            --             --         (54,252)            --             --             --
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------
         3,483,742      8,250,034     2,201,173      1,626,099       1,928,436      6,240,069     (2,768,268)     8,358,408
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------


               (34)          (119)          (36)           (26)           (105)           (85)            --            (12)
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------
         4,984,632     11,629,054     2,421,343      1,754,938       4,915,050      7,786,368       (385,657)     9,747,813

        28,255,085     16,626,031     4,096,192      2,341,254      18,437,957     10,651,589     14,042,121      4,294,308
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------
       $33,239,717    $28,255,085    $6,517,535     $4,096,192     $23,353,007    $18,437,957    $13,656,464    $14,042,121
       ===========    ===========    ==========     ==========     ===========    ===========    ===========    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006


                                                                     FIDELITY(R) VIP VALUE                    JANUS ASPEN
                                                                         STRATEGIES--                      SERIES BALANCED--
                                                                        SERVICE CLASS 2                  INSTITUTIONAL SHARES
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $    761          $   (502)        $   310,705       $   212,326
     Net realized gain (loss) on investments................          (217)               60              68,635           670,701
     Realized gain distribution received....................        30,612            27,504                  --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       (18,929)            2,124           1,030,773           407,252
                                                                  --------          --------         -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        12,227            29,186           1,410,113         1,290,279
                                                                  --------          --------         -----------       -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................        67,634            53,912             985,153         1,095,253
     Cost of insurance......................................        (5,997)           (3,613)           (389,725)         (411,044)
     Policyowners' surrenders...............................       (10,810)           (4,404)            (29,244)         (294,012)
     Net transfers from (to) Fixed Account..................        42,911            50,592             547,944            25,025
     Transfers between Investment Divisions.................        71,187                --           1,256,905        (2,835,208)
     Policyowners' death benefits...........................            --                --             (22,535)               --
                                                                  --------          --------         -----------       -----------
       Net contributions and (withdrawals)..................       164,925            96,487           2,348,498        (2,419,986)
                                                                  --------          --------         -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --                --              (1,671)           (2,141)
                                                                  --------          --------         -----------       -----------
          Increase (decrease) in net assets.................       177,152           125,673           3,756,940        (1,131,848)
NET ASSETS:
     Beginning of year......................................       254,935           129,262          13,130,476        14,262,324
                                                                  --------          --------         -----------       -----------
     End of year............................................      $432,087          $254,935         $16,887,416       $13,130,476
                                                                  ========          ========         ===========       ===========





                                                                          LORD ABBETT
                                                                         SERIES FUND--                     LVIP BARON GROWTH
                                                                         MID-CAP VALUE                   OPPORTUNITIES FUND--
                                                                           PORTFOLIO                     SERVICE CLASS SHARES
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $     7,537       $    16,138       $   (6,007)        $ (1,415)
     Net realized gain (loss) on investments................         345,950           647,042           12,671           28,720
     Realized gain distribution received....................       1,814,743           941,659          154,836               --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (2,301,048)         (343,541)        (175,271)          55,277
                                                                 -----------       -----------       ----------         --------
       Net increase (decrease) in net assets resulting from
          operations........................................        (132,818)        1,261,298          (13,771)          82,582
                                                                 -----------       -----------       ----------         --------
  Contributions and (withdrawals):
     Payments received from policyowners....................       2,876,661         3,160,540          785,770          178,313
     Cost of insurance......................................        (218,408)         (186,938)         (19,565)          (4,095)
     Policyowners' surrenders...............................         (42,905)          (19,095)            (289)            (328)
     Net transfers from (to) Fixed Account..................      (1,349,274)       (2,130,138)       1,053,258          470,499
     Transfers between Investment Divisions.................         362,074           818,056          164,181            4,854
     Policyowners' death benefits...........................            (204)               --               --               --
                                                                 -----------       -----------       ----------         --------
       Net contributions and (withdrawals)..................       1,627,944         1,642,425        1,983,355          649,243
                                                                 -----------       -----------       ----------         --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              (1)               (9)              --               (1)
                                                                 -----------       -----------       ----------         --------
          Increase (decrease) in net assets.................       1,495,125         2,903,714        1,969,584          731,824
NET ASSETS:
     Beginning of year......................................      12,072,342         9,168,628          859,581          127,757
                                                                 -----------       -----------       ----------         --------
     End of year............................................     $13,567,467       $12,072,342       $2,829,165         $859,581
                                                                 ===========       ===========       ==========         ========




Not all Investment Divisions are available under all policies.
(a) For the period January 2006 (Commencement of Investments) through December 2006.
(b) For the period February 2006 (Commencement of Investments) through December 2006.
(c) For the period July 2006 (Commencement of Investments) through December
    2006.
(d) For the period August 2006 (Commencement of Investments) through December 2006.
(e) For the period December 2006 (Commencement of Investments).
(f) For the period January 2007 (Commencement of Investments) through December 2007.
(g) For the period May 2007 (Commencement of Investments) through December 2007.
(h) For the period June 2007 (Commencement of Investments) through December
    2007.
(i) For the period July 2007 (Commencement of Investments) through December
    2007.
(j) For the period October 2007 (Commencement of Investments) through December 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








              JANUS ASPEN                   JANUS ASPEN                   JANUS ASPEN                LAZARD RETIREMENT
             SERIES FORTY--           SERIES MID CAP GROWTH--      SERIES WORLDWIDE GROWTH--        INTERNATIONAL EQUITY
          INSTITUTIONAL SHARES          INSTITUTIONAL SHARES          INSTITUTIONAL SHARES               PORTFOLIO
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $   (1,161)    $    2,957     $  (14,549)    $  (17,643)    $    2,726      $  11,288     $   66,469     $   15,544
           85,425          6,004        421,233        297,478         20,004         55,039         (6,186)        (9,079)
               --             --         35,244             --             --             --        512,480         83,599

        1,684,401        241,378        796,882        264,217         58,831         42,800       (293,853)        66,047
       ----------     ----------     ----------     ----------     ----------      ---------     ----------     ----------

        1,768,665        250,339      1,238,810        544,052         81,561        109,127        278,910        156,111
       ----------     ----------     ----------     ----------     ----------      ---------     ----------     ----------

        1,199,484      1,292,732      1,062,714        698,488         72,113        176,355        506,230        271,218
          (45,386)       (23,723)       (68,279)       (45,381)       (25,550)       (22,286)       (47,112)       (23,489)
               --             --           (778)       (45,450)       (26,348)      (144,751)        (7,047)        (9,375)
          555,130      2,245,576         69,721        301,232         12,297        (81,648)        67,677      1,857,333
          (33,848)         4,733        508,614        350,376         56,779           (701)        (3,317)        12,876
               --             --         (4,353)            --             --             --             --             --
       ----------     ----------     ----------     ----------     ----------      ---------     ----------     ----------
        1,675,380      3,519,318      1,567,639      1,259,265         89,291        (73,031)       516,431      2,108,563
       ----------     ----------     ----------     ----------     ----------      ---------     ----------     ----------


               --             --             --             --            (49)           (65)            (3)            --
       ----------     ----------     ----------     ----------     ----------      ---------     ----------     ----------
        3,444,045      3,769,657      2,806,449      1,803,317        170,803         36,031        795,338      2,264,674

        4,076,582        306,925      5,191,223      3,387,906        875,038        839,007      2,291,050         26,376
       ----------     ----------     ----------     ----------     ----------      ---------     ----------     ----------
       $7,520,627     $4,076,582     $7,997,672     $5,191,223     $1,045,841      $ 875,038     $3,086,388     $2,291,050
       ==========     ==========     ==========     ==========     ==========      =========     ==========     ==========






                 MFS(R)                        MFS(R)                        MFS(R)                  MORGAN STANLEY UIF
        INVESTORS TRUST SERIES--       NEW DISCOVERY SERIES--          UTILITIES SERIES--         EMERGING MARKETS DEBT--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                    CLASS I
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



        $  1,161       $    432        $   (45)      $  (1,349)    $    4,637      $    537       $ 39,221       $ 18,355
           1,580          1,314          1,100          66,254         33,446         2,537         (1,708)        (2,183)
           1,695             --          1,075           8,985         65,558         2,203         17,667          4,094

          14,901         20,317         (1,382)        (64,281)       130,901        81,763        (21,423)         4,934
        --------       --------        -------       ---------     ----------      --------       --------       --------

          19,337         22,063            748           9,609        234,542        87,040         33,757         25,200
        --------       --------        -------       ---------     ----------      --------       --------       --------

              --             --             --         162,190        306,964        61,698        313,235         94,301
          (3,668)        (3,993)          (178)         (2,620)       (19,706)       (4,312)       (10,158)        (4,073)
              --             --           (177)             --        (16,673)       (1,116)        (4,784)          (348)
              --             --         (6,825)       (748,473)         7,464       322,249         83,218        101,855
              --             --             --          (1,856)       152,490       131,343          8,667         12,163
              --             --             --              --           (171)           --             --             --
        --------       --------        -------       ---------     ----------      --------       --------       --------
          (3,668)        (3,993)        (7,180)       (590,759)       430,368       509,862        390,178        203,898
        --------       --------        -------       ---------     ----------      --------       --------       --------


             (11)           (15)            --              --             (8)           --             (4)            (5)
        --------       --------        -------       ---------     ----------      --------       --------       --------
          15,658         18,055         (6,432)       (581,150)       664,902       596,902        423,931        229,093

         194,046        175,991         15,092         596,242        620,705        23,803        308,683         79,590
        --------       --------        -------       ---------     ----------      --------       --------       --------
        $209,704       $194,046        $ 8,660       $  15,092     $1,285,607      $620,705       $732,614       $308,683
        ========       ========        =======       =========     ==========      ========       ========       ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                                                      MORGAN STANLEY UIF                  MORGAN STANLEY UIF
                                                                   EMERGING MARKETS EQUITY--              U.S. REAL ESTATE--
                                                                            CLASS I                             CLASS I
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (2,447)       $    8,407        $    79,613       $   30,099
     Net realized gain (loss) on investments................        252,226            57,942            599,813          683,755
     Realized gain distribution received....................        579,373            58,847            939,199          284,171
     Change in unrealized appreciation (depreciation) on
       investments..........................................      1,112,724           676,531         (3,980,199)         451,868
                                                                 ----------        ----------        -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................      1,941,876           801,727         (2,361,574)       1,449,893
                                                                 ----------        ----------        -----------       ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................      1,299,856         1,071,018          1,436,173          997,848
     Cost of insurance......................................        (62,009)          (27,956)           (65,582)         (42,030)
     Policyowners' surrenders...............................         (7,837)           (4,665)            (7,768)         (66,314)
     Net transfers from (to) Fixed Account..................      1,032,782            42,633          6,361,776         (998,028)
     Transfers between Investment Divisions.................        920,478            49,374            895,678        1,053,534
     Policyowners' death benefits...........................           (597)               --             (9,810)              --
                                                                 ----------        ----------        -----------       ----------
       Net contributions and (withdrawals)..................      3,182,673         1,130,404          8,610,467          945,010
                                                                 ----------        ----------        -----------       ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (99)              (46)                40              (97)
                                                                 ----------        ----------        -----------       ----------
          Increase (decrease) in net assets.................      5,124,450         1,932,085          6,248,933        2,394,806
NET ASSETS:
     Beginning of year......................................      3,486,062         1,553,977          5,616,564        3,221,758
                                                                 ----------        ----------        -----------       ----------
     End of year............................................     $8,610,512        $3,486,062        $11,865,497       $5,616,564
                                                                 ==========        ==========        ===========       ==========





                                                                             ROYCE                               ROYCE
                                                                     MICRO-CAP PORTFOLIO--               SMALL-CAP PORTFOLIO--
                                                                       INVESTMENT CLASS                    INVESTMENT CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   42,660        $     (558)       $  (10,004)       $   (1,381)
     Net realized gain (loss) on investments................        105,188            98,304            12,775            13,772
     Realized gain distribution received....................        314,497           108,754           171,318            68,043
     Change in unrealized appreciation (depreciation) on
       investments..........................................       (360,610)           49,744          (341,247)           65,639
                                                                 ----------        ----------        ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................        101,735           256,244          (167,158)          146,073
                                                                 ----------        ----------        ----------        ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................        518,796           216,013           601,929           434,285
     Cost of insurance......................................        (47,405)          (17,973)          (35,957)          (15,572)
     Policyowners' surrenders...............................        (21,233)          (83,846)          (19,175)              (75)
     Net transfers from (to) Fixed Account..................      1,001,917           634,422           957,055           170,896
     Transfers between Investment Divisions.................         36,481           324,127           914,456           622,620
     Policyowners' death benefits...........................        (10,490)               --              (284)               --
                                                                 ----------        ----------        ----------        ----------
       Net contributions and (withdrawals)..................      1,478,066         1,072,743         2,418,024         1,212,154
                                                                 ----------        ----------        ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (14)              (33)               --                (4)
                                                                 ----------        ----------        ----------        ----------
          Increase (decrease) in net assets.................      1,579,787         1,328,954         2,250,866         1,358,223
NET ASSETS:
     Beginning of year......................................      2,126,980           798,026         1,545,706           187,483
                                                                 ----------        ----------        ----------        ----------
     End of year............................................     $3,706,767        $2,126,980        $3,796,572        $1,545,706
                                                                 ==========        ==========        ==========        ==========




Not all Investment Divisions are available under all policies.
(a) For the period January 2006 (Commencement of Investments) through December 2006.
(b) For the period February 2006 (Commencement of Investments) through December 2006.
(c) For the period July 2006 (Commencement of Investments) through December
    2006.
(d) For the period August 2006 (Commencement of Investments) through December 2006.
(e) For the period December 2006 (Commencement of Investments).
(f) For the period January 2007 (Commencement of Investments) through December 2007.
(g) For the period May 2007 (Commencement of Investments) through December 2007.
(h) For the period June 2007 (Commencement of Investments) through December
    2007.
(i) For the period July 2007 (Commencement of Investments) through December
    2007.
(j) For the period October 2007 (Commencement of Investments) through December 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                 PIMCO                         PIMCO                         PIMCO                         PIMCO
             LOW DURATION--                REAL RETURN--                 TOTAL RETURN--              U.S. GOVERNMENT--
             ADMINISTRATIVE                ADMINISTRATIVE                ADMINISTRATIVE                ADMINISTRATIVE
              CLASS SHARES                  CLASS SHARES                  CLASS SHARES                  CLASS SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007          2006(C)
     -----------------------------------------------------------------------------------------------------------------------



        $ 15,098       $  11,477     $  155,381     $   83,935     $   889,601    $   465,817     $   1,781      $  6,628
             388          (8,801)       (77,247)       (34,864)       (202,042)      (119,983)       (5,090)           76
              --              --         11,107         71,690              --         75,791            --        12,129

          10,318           7,309        315,800       (104,729)      1,114,403         31,689        11,978        (9,554)
        --------       ---------     ----------     ----------     -----------    -----------     ---------      --------

          25,804           9,985        405,041         16,032       1,801,962        453,314         8,669         9,279
        --------       ---------     ----------     ----------     -----------    -----------     ---------      --------

         117,390         194,828      1,888,903        808,304       6,305,111      4,435,649         4,288        84,665
          (6,775)         (9,720)       (37,607)       (30,750)       (288,552)      (179,508)       (1,002)       (1,031)
          (5,476)         (1,331)        (1,542)            --         (31,134)        (4,645)           --            --
           3,995        (215,508)       (77,673)       233,571       5,450,410        169,002      (557,277)           --
          16,089              --        (10,890)       311,321      (3,244,199)       960,461         8,503       486,487
              --              --             --             --         (16,102)            --            --            --
        --------       ---------     ----------     ----------     -----------    -----------     ---------      --------
         125,223         (31,731)     1,761,191      1,322,446       8,175,534      5,380,959      (545,488)      570,121
        --------       ---------     ----------     ----------     -----------    -----------     ---------      --------


              --              --             (4)            --              --             (5)           --            --
        --------       ---------     ----------     ----------     -----------    -----------     ---------      --------
         151,027         (21,746)     2,166,228      1,338,478       9,977,496      5,834,268      (536,819)      579,400

         264,496         286,242      2,712,131      1,373,653      14,435,017      8,600,749       579,400            --
        --------       ---------     ----------     ----------     -----------    -----------     ---------      --------
        $415,523       $ 264,496     $4,878,359     $2,712,131     $24,412,513    $14,435,017     $  42,581      $579,400
        ========       =========     ==========     ==========     ===========    ===========     =========      ========





             T. ROWE PRICE                 T. ROWE PRICE                 T. ROWE PRICE                 T. ROWE PRICE
            BLUE CHIP GROWTH               EQUITY INCOME                   INDEX 500                INTERNATIONAL STOCK
               PORTFOLIO                     PORTFOLIO                     PORTFOLIO                     PORTFOLIO
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $     1,975    $    (6,167)   $   279,121    $   175,741     $  4,570       $  2,459      $   22,745     $    9,549
           650,304        706,994        671,166        652,167        3,508            744          31,394        219,279
                --             --      1,310,707        410,216           --             --         236,089          4,186

           231,054        (50,674)    (1,931,299)     1,153,833        8,346         11,128         (95,152)       108,801
       -----------    -----------    -----------    -----------     --------       --------      ----------     ----------

           883,333        650,153        329,695      2,391,957       16,424         14,331         195,076        341,815
       -----------    -----------    -----------    -----------     --------       --------      ----------     ----------

         1,327,964      1,968,466      5,247,415      3,722,787       19,458         25,904         452,693        172,966
          (160,190)      (136,653)      (329,326)      (263,884)      (9,669)        (2,859)        (40,341)       (23,258)
           (20,427)       (10,295)      (112,180)       (78,061)      (7,638)        (4,554)           (372)            --
        (1,113,465)    (3,407,052)       574,090     (2,662,056)          --        290,729         173,395        514,931
           605,350            948      2,806,604        635,837       75,886             --          97,392       (374,496)
            (9,074)            --        (50,161)            --           --             --          (9,996)            --
       -----------    -----------    -----------    -----------     --------       --------      ----------     ----------
           630,158     (1,584,586)     8,136,442      1,354,623       78,037        309,220         672,771        290,143
       -----------    -----------    -----------    -----------     --------       --------      ----------     ----------


                (3)           (20)           (61)          (405)          --             --             (29)           (40)
       -----------    -----------    -----------    -----------     --------       --------      ----------     ----------
         1,513,488       (934,453)     8,466,076      3,746,175       94,461        323,551         867,818        631,918

         7,363,238      8,297,691     15,221,930     11,475,755      347,334         23,783       1,281,417        649,499
       -----------    -----------    -----------    -----------     --------       --------      ----------     ----------
       $ 8,876,726    $ 7,363,238    $23,688,006    $15,221,930     $441,795       $347,334      $2,149,235     $1,281,417
       ===========    ===========    ===========    ===========     ========       ========      ==========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                                                         T. ROWE PRICE                       T. ROWE PRICE
                                                                       LIMITED-TERM BOND                  NEW AMERICA GROWTH
                                                                           PORTFOLIO                           PORTFOLIO
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   46,563         $ 24,366         $   (6,497)       $   (2,370)
     Net realized gain (loss) on investments................          3,436           (5,334)            82,639            12,419
     Realized gain distribution received....................             --               --            219,632            16,769
     Change in unrealized appreciation (depreciation) on
       investments..........................................         11,238            9,023           (110,880)           48,487
                                                                 ----------         --------         ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................         61,237           28,055            184,894            75,305
                                                                 ----------         --------         ----------        ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................        485,864          367,954            305,585            89,824
     Cost of insurance......................................        (20,762)         (16,374)           (23,052)          (16,018)
     Policyowners' surrenders...............................        (15,507)          (4,999)              (104)          (51,485)
     Net transfers from (to) Fixed Account..................       (131,317)         180,383           (292,968)          684,511
     Transfers between Investment Divisions.................        376,930               --          1,434,944                --
     Policyowners' death benefits...........................         (4,859)              --             (3,394)               --
                                                                 ----------         --------         ----------        ----------
       Net contributions and (withdrawals)..................        690,349          526,964          1,421,011           706,832
                                                                 ----------         --------         ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (3)              (2)               (22)               (9)
                                                                 ----------         --------         ----------        ----------
          Increase (decrease) in net assets.................        751,583          555,017          1,605,883           782,128
NET ASSETS:
     Beginning of year......................................        973,573          418,556          1,306,375           524,247
                                                                 ----------         --------         ----------        ----------
     End of year............................................     $1,725,156         $973,573         $2,912,258        $1,306,375
                                                                 ==========         ========         ==========        ==========




Not all Investment Divisions are available under all policies.
(a) For the period January 2006 (Commencement of Investments) through December 2006.
(b) For the period February 2006 (Commencement of Investments) through December 2006.
(c) For the period July 2006 (Commencement of Investments) through December
    2006.
(d) For the period August 2006 (Commencement of Investments) through December 2006.
(e) For the period December 2006 (Commencement of Investments).
(f) For the period January 2007 (Commencement of Investments) through December 2007.
(g) For the period May 2007 (Commencement of Investments) through December 2007.
(h) For the period June 2007 (Commencement of Investments) through December
    2007.
(i) For the period July 2007 (Commencement of Investments) through December
    2007.
(j) For the period October 2007 (Commencement of Investments) through December 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                              VAN ECK                 VAN ECK WIT
             T. ROWE PRICE                   WORLDWIDE                 WORLDWIDE
       PERSONAL STRATEGY BALANCED        ABSOLUTE RETURN--            BOND FUND--
               PORTFOLIO                INITIAL CLASS SHARES     INITIAL CLASS SHARES
     ----------------------------- ----------------------------- --------------------
          2007           2006           2007           2006             2007(J)
     --------------------------------------------------------------------------------



      $    234,324    $   257,714     $    527       $   (495)           $ --
         1,427,317        257,944          620            168              --
         1,242,621        528,714        6,351            525              --

        (1,682,804)       450,126          361          9,814               4
      ------------    -----------     --------       --------            ----

         1,221,458      1,494,498        7,859         10,012               4
      ------------    -----------     --------       --------            ----



         2,448,321      4,413,377       41,155         31,513              --
          (190,657)      (134,071)      (1,966)          (786)             (3)
           (54,215)        (9,649)        (812)        (1,597)             --
       (10,002,331)     2,050,557       16,283        129,649             141
           669,474      3,861,563           --             --              --
                --             --           --             --              --
      ------------    -----------     --------       --------            ----

        (7,129,408)    10,181,777       54,660        158,779             138
      ------------    -----------     --------       --------            ----




                --             --           --             --              --
      ------------    -----------     --------       --------            ----
        (5,907,950)    11,676,275       62,519        168,791             142

        19,466,432      7,790,157      243,892         75,101              --
      ------------    -----------     --------       --------            ----
      $ 13,558,482    $19,466,432     $306,411       $243,892            $142
      ============    ===========     ========       ========            ====





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:

--------------------------------------------------------------------------------

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("CSVUL Separate Account-I") was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds Corporate Sponsored Variable Universal Life policies (CSVUL) ("Series 1 policies"), CorpExec VUL II policies (CESVUL2) ("Series 2 policies"), CorpExec VUL III policies (CESVUL3) ("Series 3 policies"), CorpExec VUL IV policies (CESVUL4) ("Series 3 policies"), and CorpExec VUL V policies (CESVUL5) ("Series 3 policies"). The policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly-owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of CSVUL Separate Account-I, which are in the accumulation phase, are invested in the shares of the MainStay VP Series Fund, Inc., AIM Variable Insurance Funds, The Alger American Fund, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios, Inc., American Funds Insurance Series, Davis Variable Account Fund, Inc., Delaware VIP Trust, Dreyfus Investment Portfolios, DWS Investments VIT Funds, DWS Variable Series I, DWS Variable Series II, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Freedom Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Lincoln Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and Van Eck Worldwide Insurance Trust (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM") is a wholly-owned subsidiary of NYLIM Holdings and provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, and Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

     The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond
MainStay VP Capital Appreciation
MainStay VP Cash Management
MainStay VP Common Stock
MainStay VP Convertible
MainStay VP Floating Rate
MainStay VP Government
MainStay VP High Yield Corporate Bond
MainStay VP ICAP Select Equity(1,2)
MainStay VP International Equity
MainStay VP Large Cap Growth
MainStay VP Mid Cap Core
MainStay VP Mid Cap Growth
MainStay VP Mid Cap Value
MainStay VP S&P 500 Index
MainStay VP Small Cap Growth
MainStay VP Total Return
MainStay VP Value
AIM V.I. Global Real Estate Fund--Series I Shares
AIM V.I. International Growth Fund--Series I Shares
Alger American Leveraged AllCap--Class O Shares
Alger American Small Capitalization--Class O Shares
AllianceBernstein VPS International Value Portfolio--Class A Shares AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class A Shares American Century(R) VP Value--Class II
American Funds Asset Allocation Fund--Class 2 Shares
American Funds Global Small Capitalization--Class 2 Shares
American Funds Growth Fund--Class 2 Shares
American Funds Growth-Income Fund--Class 2 Shares
American Funds International Fund--Class 2 Shares
CVS Calvert Social Balanced Portfolio
Davis Value Portfolio
Delaware VIP International Value Equity Series--Standard Class
Dreyfus IP Technology Growth--Initial Shares
Dreyfus VIF Developing Leaders--Initial Shares
DWS Dreman Small Mid Cap Value VIP--Class A Shares
DWS Global Opportunities VIP--Class A Shares
DWS Small Cap Index VIP--Class A Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Freedom 2010 Portfolio--Initial Shares
Fidelity(R) VIP Freedom 2020 Portfolio--Initial Shares
Fidelity(R) VIP Freedom 2030 Portfolio--Initial Shares
Fidelity(R) VIP Growth--Initial Class
Fidelity(R) VIP Index 500--Initial Class
Fidelity(R) VIP Investment Grade Bond--Initial Class
Fidelity(R) VIP Mid-Cap--Initial Class
Fidelity(R) VIP Overseas--Initial Class
Fidelity(R) VIP Value Leaders--Initial Class
Fidelity(R) VIP Value Strategies--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Forty--Institutional Shares

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------

Janus Aspen Series Mid Cap Growth--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
Lazard Retirement International Equity Portfolio
Lord Abbett Series Fund--Mid-Cap Value Portfolio
LVIP Baron Growth Opportunities Fund--Service Class Shares (formerly known as Baron Capital Assets--Insurance Shares)
MFS(R) Investors Trust Series--Initial Class
MFS(R) New Discovery Series--Initial Class
MFS(R) Utilities Series--Initial Class
Morgan Stanley UIF Emerging Markets Debt--Class I
Morgan Stanley UIF Emerging Markets Equity--Class I
Morgan Stanley UIF U.S. Real Estate--Class I
Neuberger Berman AMT Partners Portfolio--Class I
Oppenheimer Capital Appreciation Fund/VA Non-Service Shares
PIMCO Low Duration--Administrative Class Shares
PIMCO Real Return--Administrative Class Shares
PIMCO Total Return--Administrative Class Shares
PIMCO U.S. Government--Administrative Class Shares
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Index 500 Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price New America Growth Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
Van Eck Worldwide Absolute Return--Initial Class Shares
Van Eck WIT Worldwide Bond Fund--Initial Class Shares

Not all Investment Divisions are available on all policies. No new investments may be added to the MainStay VP ICAP Select Equity, MainStay VP Large Cap Growth, MainStay VP Total Return, Alger American Leveraged AllCap--Class O Shares, Alger American Small Capitalization--Class O Shares, CVS Calvert Social Balanced Portfolio, Dreyfus VIF Developing Leaders--Initial Shares, MFS(R) Investors Trust Series--Initial Class and MFS(R) New Discovery Series--Initial Class.

     All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

     At the close of the financial reporting period, there have been no investments in the following investment divisions: AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class A Shares, DWS Global Opportunities VIP--Class A Shares, Fidelity(R) VIP Value Leaders--Initial Class, Neuberger Berman AMT Partners Portfolio--Class I, and Oppenheimer Capital Appreciation Fund/VA Non-Service Shares.

     Initial premium payments received are allocated to NYLIAC's General Account until 20 days (10 days in New York) after the policy delivery date. Thereafter, premium payments are allocated to the Investment Divisions of CSVUL Separate Account-I in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of CSVUL Separate Account-I and the Fixed Account of NYLIAC.

     No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures around fair value measurements. The application of this Statement could change current practices in determining fair value. The guidance in SFAS No. 157 will be applied prospectively with certain exceptions. This statement is effective January 1, 2008, at which time the Company plans to adopt this guidance. The Company is currently evaluating the impact of SFAS No. 157 on the Company's consolidate financial statements.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

-------

(1) Formerly MainStay VP Basic Value--Initial Class

(2) The MainStay VP Income & Growth--Initial Class portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on August 17, 2007.

NOTE 2--Investments (in 000's):

--------------------------------------------------------------------------------

At December 31, 2007, the investments of CSVUL Separate Account-I are as follows:





                                              MAINSTAY VP                         MAINSTAY VP
                            MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                              BOND--        APPRECIATION--         CASH             STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......          122                725           134,531             4,642

Identified cost........       $1,653            $18,507          $134,527           $90,277







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                             LARGE CAP          MID CAP           MID CAP           MID CAP
                             GROWTH--           CORE--           GROWTH--           VALUE--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......          10               4,856               696             5,171

Identified cost........        $104             $63,573           $10,684           $58,704



Investment activity for the year ended December 31, 2007, was as follows:





                                              MAINSTAY VP                         MAINSTAY VP
                            MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                              BOND--        APPRECIATION--         CASH             STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $  705            $13,111          $128,322           $10,424

Proceeds from sales....        1,300             18,562            49,411               984







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                             LARGE CAP          MID CAP           MID CAP           MID CAP
                             GROWTH--           CORE--           GROWTH--           VALUE--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............         $--             $17,056           $5,682            $6,673

Proceeds from sales....          74               8,849            5,138               578



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                              MAINSTAY VP
                          MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP        FLOATING         MAINSTAY VP        CORPORATE        ICAP SELECT       INCOME AND       INTERNATIONAL
       CONVERTIBLE--        RATE--         GOVERNMENT--         BOND--           EQUITY--          GROWTH--          EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


             45                52                123              1,503              14                --               4,064

           $544              $514             $1,343            $15,888            $153               $--             $62,355






                                                                                                                           ALGER
        MAINSTAY VP       MAINSTAY VP                                             AIM V.I.            AIM V.I.           AMERICAN
          S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP        GLOBAL REAL        INTERNATIONAL        LEVERAGED
          INDEX--          GROWTH--       TOTAL RETURN--        VALUE--         ESTATE FUND--       GROWTH FUND--        ALLCAP--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERIES I SHARES     SERIES I SHARES    CLASS O SHARES
      ------------------------------------------------------------------------------------------------------------------------------


            6,059              425                668             9,545                55                 135                 1

         $164,660           $4,919            $13,077          $153,598            $1,592              $4,478               $32








                                                              MAINSTAY VP
                          MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP        FLOATING         MAINSTAY VP        CORPORATE        ICAP SELECT       INCOME AND       INTERNATIONAL
       CONVERTIBLE--        RATE--         GOVERNMENT--         BOND--           EQUITY--          GROWTH--          EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


           $205              $422              $944             $12,857            $ 27             $    4            $16,958

             56               245                61               3,180             215              1,021             35,015






                                                                                                                           ALGER
        MAINSTAY VP       MAINSTAY VP                                             AIM V.I.            AIM V.I.           AMERICAN
          S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP        GLOBAL REAL        INTERNATIONAL        LEVERAGED
          INDEX--          GROWTH--       TOTAL RETURN--        VALUE--         ESTATE FUND--       GROWTH FUND--        ALLCAP--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERIES I SHARES     SERIES I SHARES    CLASS O SHARES
      ------------------------------------------------------------------------------------------------------------------------------


          $35,255           $2,365            $11,589           $25,770            $ 5,986             $4,480              $ --

           12,894            1,951              1,463             7,007             10,189                 36               120

--------------------------------------------------------------------------------







                                ALGER
                              AMERICAN           ALLIANCEBERNSTEIN          AMERICAN         AMERICAN FUNDS
                                SMALL            VPS INTERNATIONAL        CENTURY(R) VP     ASSET ALLOCATION
                          CAPITALIZATION--       VALUE PORTFOLIO--           VALUE--             FUND--
                           CLASS O SHARES         CLASS A SHARES            CLASS II         CLASS 2 SHARES
                          ----------------------------------------------------------------------------------


Number of shares.......            69                    26                     169                 10

Identified cost........        $2,052                  $659                  $1,412               $178







                            DREYFUS IP         DREYFUS VIF         DREYFUS VIF        DWS DREMAN
                            TECHNOLOGY         DEVELOPING           EMERGING         SMALL MID CAP
                             GROWTH--           LEADERS--           LEADERS--         VALUE VIP--
                          INITIAL SHARES     INITIAL SHARES      INITIAL SHARES     CLASS A SHARES
                          ------------------------------------------------------------------------


Number of shares.......          62                  1                  --                  61

Identified cost........        $577                $22                 $--              $1,222








                                ALGER
                              AMERICAN           ALLIANCEBERNSTEIN          AMERICAN         AMERICAN FUNDS
                                SMALL            VPS INTERNATIONAL        CENTURY(R) VP     ASSET ALLOCATION
                          CAPITALIZATION--       VALUE PORTFOLIO--           VALUE--             FUND--
                           CLASS O SHARES         CLASS A SHARES            CLASS II         CLASS 2 SHARES
                          ----------------------------------------------------------------------------------


Purchases..............        $1,708                  $678                  $1,042               $180

Proceeds from sales....         1,811                    18                     164                  2







                            DREYFUS IP         DREYFUS VIF         DREYFUS VIF        DWS DREMAN
                            TECHNOLOGY         DEVELOPING           EMERGING         SMALL MID CAP
                             GROWTH--           LEADERS--           LEADERS--         VALUE VIP--
                          INITIAL SHARES     INITIAL SHARES      INITIAL SHARES     CLASS A SHARES
                          ------------------------------------------------------------------------


Purchases..............        $284                $ 3                $161              $1,227

Proceeds from sales....          61                 13                 182                   4



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







      AMERICAN FUNDS                           AMERICAN          AMERICAN
       GLOBAL SMALL         AMERICAN             FUNDS             FUNDS          CVS CALVERT
        CAPITALIZA-           FUNDS          GROWTH-INCOME     INTERNATIONAL        SOCIAL
          TION--          GROWTH FUND--         FUND--            FUND--           BALANCED          DAVIS VALUE
      CLASS 2 SHARES     CLASS 2 SHARES     CLASS 2 SHARES    CLASS 2 SHARES       PORTFOLIO          PORTFOLIO
      ------------------------------------------------------------------------------------------------------------


             17                  20                 1                 67                8                 134

           $433              $1,386               $35             $1,616              $16              $1,966

        DELAWARE VIP
        INTERNATIONAL
        VALUE EQUITY
          SERIES--
       STANDARD CLASS
      ----------------


              27

            $526





                            FIDELITY(R)       FIDELITY(R)       FIDELITY(R)       FIDELITY(R)
             DWS                VIP               VIP               VIP               VIP          FIDELITY(R) VIP
       SMALL CAP INDEX        CONTRA-           EQUITY-        FREEDOM 2010      FREEDOM 2020       FREEDOM 2030
            VIP--            FUND(R)--         INCOME--         PORTFOLIO--       PORTFOLIO--        PORTFOLIO--
       CLASS A SHARES      INITIAL CLASS     INITIAL CLASS    INITIAL SHARES    INITIAL SHARES     INITIAL SHARES
      ------------------------------------------------------------------------------------------------------------


               977                770              388               31                75                 49

           $15,568            $24,245           $9,998             $365              $958               $640

       FIDELITY(R) VIP
          GROWTH--
        INITIAL CLASS
      ----------------


               90

           $3,212








      AMERICAN FUNDS                           AMERICAN          AMERICAN
       GLOBAL SMALL         AMERICAN             FUNDS             FUNDS          CVS CALVERT
        CAPITALIZA-           FUNDS          GROWTH-INCOME     INTERNATIONAL        SOCIAL
          TION--          GROWTH FUND--         FUND--            FUND--           BALANCED          DAVIS VALUE
      CLASS 2 SHARES     CLASS 2 SHARES     CLASS 2 SHARES    CLASS 2 SHARES       PORTFOLIO          PORTFOLIO
      ------------------------------------------------------------------------------------------------------------


           $437              $1,724               $35             $1,915              $1               $1,923

              5                 322                --                302               7                  417

        DELAWARE VIP
        INTERNATIONAL
        VALUE EQUITY
          SERIES--
       STANDARD CLASS
      ----------------


            $531

               4





                            FIDELITY(R)       FIDELITY(R)       FIDELITY(R)       FIDELITY(R)
             DWS                VIP               VIP               VIP               VIP          FIDELITY(R) VIP
       SMALL CAP INDEX        CONTRA-           EQUITY-        FREEDOM 2010      FREEDOM 2020       FREEDOM 2030
            VIP--            FUND(R)--         INCOME--         PORTFOLIO--       PORTFOLIO--        PORTFOLIO--
       CLASS A SHARES      INITIAL CLASS     INITIAL CLASS    INITIAL SHARES    INITIAL SHARES     INITIAL SHARES
      ------------------------------------------------------------------------------------------------------------


           $ 8,781            $12,457           $4,748             $442              $860               $664

            17,875              1,843            1,830              262                79                281

       FIDELITY(R) VIP
          GROWTH--
        INITIAL CLASS
      ----------------


            $990

             304

--------------------------------------------------------------------------------








                                               FIDELITY(R) VIP                          FIDELITY(R)
                           FIDELITY(R) VIP       INVESTMENT        FIDELITY(R) VIP          VIP
                             INDEX 500--        GRADE BOND--          MID-CAP--         OVERSEAS--
                            INITIAL CLASS       INITIAL CLASS       INITIAL CLASS      INITIAL CLASS
                          --------------------------------------------------------------------------


Number of shares.......            203                511                  646                539

Identified cost........        $30,506             $6,413              $21,542            $12,398






                            LVIP BARON
                              GROWTH            MFS(R)            MFS(R)            MFS(R)
                           OPPORTUNITIES       INVESTORS       NEW DISCOVERY       UTILITIES
                           FUND--SERVICE    TRUST SERIES--       SERIES--          SERIES--
                           CLASS SHARES      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......           94                9                1                  37

Identified cost........       $2,948             $142               $8              $1,072









                                               FIDELITY(R) VIP                          FIDELITY(R)
                           FIDELITY(R) VIP       INVESTMENT        FIDELITY(R) VIP          VIP
                             INDEX 500--        GRADE BOND--          MID-CAP--         OVERSEAS--
                            INITIAL CLASS       INITIAL CLASS       INITIAL CLASS      INITIAL CLASS
                          --------------------------------------------------------------------------


Purchases..............        $12,253             $4,236              $7,881             $6,743

Proceeds from sales....          7,759              1,847               4,071              8,174






                            LVIP BARON
                              GROWTH            MFS(R)            MFS(R)            MFS(R)
                           OPPORTUNITIES       INVESTORS       NEW DISCOVERY       UTILITIES
                           FUND--SERVICE    TRUST SERIES--       SERIES--          SERIES--
                           CLASS SHARES      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $2,384              $3                $1               $715

Proceeds from sales....          253               4                 7                212



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------





                                                                JANUS ASPEN       JANUS ASPEN
                            JANUS ASPEN                           SERIES            SERIES             LAZARD
       FIDELITY(R) VIP        SERIES          JANUS ASPEN         MID CAP          WORLDWIDE         RETIREMENT
            VALUE           BALANCED--      SERIES FORTY--       GROWTH--          GROWTH--         INTERNATIONAL
        STRATEGIES--       INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL         EQUITY
       SERVICE CLASS 2        SHARES            SHARES            SHARES            SHARES            PORTFOLIO
      ------------------------------------------------------------------------------------------------------------


              34                  563              183               200               30                 231

            $441              $14,166           $5,591            $6,603             $872              $3,312

         LORD ABBETT
        SERIES FUND--
           MID-CAP
            VALUE
          PORTFOLIO
      ----------------


               718

           $15,675






                         MORGAN STANLEY                            PIMCO                                                  PIMCO
      MORGAN STANLEY      UIF EMERGING      MORGAN STANLEY          LOW              PIMCO             PIMCO              U.S.
       UIF EMERGING          MARKETS         UIF U.S. REAL      DURATION--       REAL RETURN--    TOTAL RETURN--      GOVERNMENT--
      MARKETS DEBT--        EQUITY--           ESTATE--       ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE     ADMINISTRATIVE
          CLASS I            CLASS I            CLASS I        CLASS SHARES      CLASS SHARES      CLASS SHARES       CLASS SHARES
      ------------------------------------------------------------------------------------------------------------------------------


             86                 355                 538              40                387              2,318                4

           $746              $6,446             $14,877            $403             $4,685            $23,399              $40






                                                                JANUS ASPEN       JANUS ASPEN
                            JANUS ASPEN                           SERIES            SERIES             LAZARD
       FIDELITY(R) VIP        SERIES          JANUS ASPEN         MID CAP          WORLDWIDE         RETIREMENT
            VALUE           BALANCED--      SERIES FORTY--       GROWTH--          GROWTH--         INTERNATIONAL
        STRATEGIES--       INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL         EQUITY
       SERVICE CLASS 2        SHARES            SHARES            SHARES            SHARES            PORTFOLIO
      ------------------------------------------------------------------------------------------------------------


            $213              $3,179            $2,271            $3,139             $165              $1,426

              17                 520               597             1,551               74                 330

         LORD ABBETT
        SERIES FUND--
           MID-CAP
            VALUE
          PORTFOLIO
      ----------------


           $7,570

            4,118






                         MORGAN STANLEY                            PIMCO                                                  PIMCO
      MORGAN STANLEY      UIF EMERGING      MORGAN STANLEY          LOW              PIMCO             PIMCO              U.S.
       UIF EMERGING          MARKETS         UIF U.S. REAL      DURATION--       REAL RETURN--    TOTAL RETURN--      GOVERNMENT--
      MARKETS DEBT--        EQUITY--           ESTATE--       ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE     ADMINISTRATIVE
          CLASS I            CLASS I            CLASS I        CLASS SHARES      CLASS SHARES      CLASS SHARES       CLASS SHARES
      ------------------------------------------------------------------------------------------------------------------------------


           $571              $4,225             $12,377            $170             $2,912            $17,068             $ 43

            124                 465               2,746              30                989              8,042              585

--------------------------------------------------------------------------------







                               ROYCE             ROYCE
                             MICRO-CAP         SMALL-CAP       T. ROWE PRICE
                            PORTFOLIO--       PORTFOLIO--        BLUE CHIP       T. ROWE PRICE
                            INVESTMENT        INVESTMENT          GROWTH         EQUITY INCOME
                               CLASS             CLASS           PORTFOLIO         PORTFOLIO
                          --------------------------------------------------------------------


Number of shares.......          275               381               752              1,000

Identified cost........       $3,994            $4,071            $7,890            $24,256









                               ROYCE             ROYCE
                             MICRO-CAP         SMALL-CAP       T. ROWE PRICE
                            PORTFOLIO--       PORTFOLIO--        BLUE CHIP       T. ROWE PRICE
                            INVESTMENT        INVESTMENT          GROWTH         EQUITY INCOME
                               CLASS             CLASS           PORTFOLIO         PORTFOLIO
                          --------------------------------------------------------------------


Purchases..............       $2,385            $2,867            $3,790            $14,396

Proceeds from sales....          550               288             3,158              4,663



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------





                                                                                          T. ROWE           VAN ECK
                              T. ROWE                                                      PRICE           WORLDWIDE
                               PRICE             T. ROWE              T. ROWE            PERSONAL          ABSOLUTE
        T. ROWE PRICE      INTERNATIONAL          PRICE                PRICE             STRATEGY          RETURN--
          INDEX 500            STOCK          LIMITED-TERM          NEW AMERICA          BALANCED        INITIAL CLASS
          PORTFOLIO          PORTFOLIO       BOND PORTFOLIO      GROWTH PORTFOLIO        PORTFOLIO          SHARES
      ----------------------------------------------------------------------------------------------------------------


              40                 121                348                  132                  725              29

            $422              $2,038             $1,704               $2,958              $14,445            $296

        VAN ECK WIT
      WORLDWIDE BOND
          FUND--
       INITIAL CLASS
          SHARES
      --------------


             --

            $--







                                                                                          T. ROWE           VAN ECK
                              T. ROWE                                                      PRICE           WORLDWIDE
                               PRICE             T. ROWE              T. ROWE            PERSONAL          ABSOLUTE
        T. ROWE PRICE      INTERNATIONAL          PRICE                PRICE             STRATEGY          RETURN--
          INDEX 500            STOCK          LIMITED-TERM          NEW AMERICA          BALANCED        INITIAL CLASS
          PORTFOLIO          PORTFOLIO       BOND PORTFOLIO      GROWTH PORTFOLIO        PORTFOLIO          SHARES
      ----------------------------------------------------------------------------------------------------------------


            $102              $1,070             $1,189               $2,302              $ 9,053             $68

              19                 135                450                  668               14,705               7

        VAN ECK WIT
      WORLDWIDE BOND
          FUND--
       INITIAL CLASS
          SHARES
      --------------


            $--

             --

NOTE 3--Expenses and Related Party Transactions:

--------------------------------------------------------------------------------

NYLIAC deducts certain charges from all premiums received for CSVUL, CESVUL2, CESVUL3, CESVUL4 and CESVUL5 policies. On CSVUL policies, a sales expense charge of 2.25% is deducted to compensate NYLIAC for expenses associated with selling the policies. This charge may increase in the future, but will never exceed 4.5%. A state premium tax charge of 2% is deducted. This charge may increase consistent with changes in the applicable tax law. A federal tax charge of 1.25% is also deducted, this charge may also increase consistent with changes in the applicable tax law.

     On CESVUL2 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CESVUL3 and CESVUL4 policies, we deduct 2.00% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges up to the Target Premium and 1.75% and 1.25%, respectively, for premiums in excess of the Target Premium and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 10.75% from any premium paid up to the Target Premium. (2) During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CESVUL5 policies, we deduct 2.00% and 1.25% from each premium paid in years one through seven and 1.50% and 1.00% in years eight and beyond for state tax charges and federal tax charges, respectively. Also deducted is a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 14.00% from any premium paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.00% plus state and federal charges from any additional premiums paid in this Policy Year.
(2) During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (3) During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (4) During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CSVUL, CESVUL2, CESVUL3 and CESVUL4 policies, NYLIAC deducts a monthly contract charge of $7.50, for CSVUL, $5.00 for CESVUL2 and $0 in year one and $5.00 in years two and beyond for all others, to compensate for costs incurred in providing administrative services including: premium collection, record-keeping and claims processing. On CSVUL3 and CSVUL4 policies, the monthly contract charge is deducted in policy years two and subsequent. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying statement of changes in net assets.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------

     On CSVUL policies, NYLIAC also assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by investment division from the policy's cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years 1-5 and declines each year thereafter to a minimum of 6.5% in year nine. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying statement of changes in net assets.

     On CSVUL and CESVUL2 policies, CSVUL Separate Account-I is charged for mortality and expense risks assumed by NYLIAC. For CSVUL policies, these charges are made daily at an annual rate of .70% of the daily variable accumulation value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily variable accumulation value of each Investment Division. For CESVUL2 policies, in all years, it is expected that the charge will be an annual rate of .25% of the average daily variable accumulation value of each Investment Division's assets. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. For CESVUL3 and CESVUL4, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy year one, the mortality and expense charge deducted is .25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is .45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to .25%. For CESVUL5, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy years one through ten, the mortality and expense risk charge deducted is .50%. In Policy Years eleven and beyond, the mortality and expense risk charge deducted is reduced to 0.25%. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:

--------------------------------------------------------------------------------

CSVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):

--------------------------------------------------------------------------------

Transactions in accumulation units for the years ended December 31, 2007 and December 31, 2006 were as follows:




                                                   MAINSTAY VP
                             MAINSTAY VP             CAPITAL             MAINSTAY VP
                               BOND--            APPRECIATION--             CASH
                            INITIAL CLASS         INITIAL CLASS          MANAGEMENT
                         ------------------    ------------------    ------------------
                           2007       2006       2007       2006       2007       2006
                         --------------------------------------------------------------

SERIES I POLICIES
Units issued...........     --          40         --          95      1,714     12,887
Units redeemed.........    (70)       (392)      (790)        (16)    (2,166)       (92)
                           ---        ----       ----      ------    -------    -------
  Net increase
     (decrease)........    (70)       (352)      (790)         79       (452)    12,795
                           ===        ====       ====      ======    =======    =======

SERIES II POLICIES
Units issued...........     --          --         --          --        481      5,004
Units redeemed.........     --          --         --          --       (405)    (6,237)
                           ---        ----       ----      ------    -------    -------
  Net increase
     (decrease)........     --          --         --          --         76     (1,233)
                           ===        ====       ====      ======    =======    =======

SERIES III POLICIES
Units issued...........     44          51        229       1,241     83,797     61,091
Units redeemed.........     (7)        (81)        (5)     (1,036)   (16,009)   (56,372)
                           ---        ----       ----      ------    -------    -------
  Net increase
     (decrease)........     37         (30)       224         205     67,788      4,719
                           ===        ====       ====      ======    =======    =======







                             MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                             HIGH YIELD            ICAP SELECT            INCOME &
                          CORPORATE BOND--          EQUITY--              GROWTH--
                            INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                         ------------------    ------------------    ------------------
                           2007       2006       2007       2006       2007       2006
                         --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      2          29         1         (1)        --         --
Units redeemed.........     (1)       (282)       (1)       (23)        --         --
                           ---        ----       ---        ---        ---         --
  Net increase
     (decrease)........      1        (253)       --        (24)        --         --
                           ===        ====       ===        ===        ===         ==

SERIES II POLICIES
Units issued...........      3           2        --         --         --         --
Units redeemed.........     --          --        --         (4)        --         --
                           ---        ----       ---        ---        ---         --
  Net increase
     (decrease)........      3           2        --         (4)        --         --
                           ===        ====       ===        ===        ===         ==

SERIES III POLICIES
Units issued...........    679         259        --         --         --          4
Units redeemed.........     (7)         (3)      (13)        (4)       (74)        (9)
                           ---        ----       ---        ---        ---         --
  Net increase
     (decrease)........    672         256       (13)        (4)       (74)        (5)
                           ===        ====       ===        ===        ===         ==



Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2006 (Commencement of Investments) through December 2006.
(b) For Series III policies, represents the period February 2006 (Commencement of Investments) through December 2006.
(c) For Series III policies, represents the period July 2006 (Commencement of Investments) through December 2006.
(d) For Series III policies, represents the period August 2006 (Commencement of Investments) through December 2006.
(e) For Series II policies, represents the period October 2006 (Commencement of Investments) through December 2006.
(f) For Series III policies, represents the period December 2006 (Commencement of Investments).
(g) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(h) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(i) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(j) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(k) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(l) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(m) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
        COMMON STOCK--         CONVERTIBLE--        FLOATING RATE--        GOVERNMENT--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006     2007(M)    2006(A)      2007       2006
      ------------------------------------------------------------------------------------


          5         11         --         --         --         --         --          9
         (6)       (12)        --         --         --         --         --        (79)
        ---        ---         --        ---        ---         --         --        ---
         (1)        (1)        --         --         --         --         --        (70)
        ===        ===         ==        ===        ===         ==         ==        ===


          1          1          1          4          8         --         --          1
        (30)       (29)        --         --         --         --         --         (6)
        ---        ---         --        ---        ---         --         --        ---
        (29)       (28)         1          4          8         --         --         (5)
        ===        ===         ==        ===        ===         ==         ==        ===


         51          9         12          8         24         33         74         21
         (1)        --         (4)       (25)       (18)        --         (1)        (1)
        ---        ---         --        ---        ---         --         --        ---
         50          9          8        (17)         6         33         73         20
        ===        ===         ==        ===        ===         ==         ==        ===







          MAINSTAY VP
         INTERNATIONAL          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
           EQUITY--         LARGE CAP GROWTH--      MID CAP CORE--       MID CAP GROWTH--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006     2007(M)      2006
      ------------------------------------------------------------------------------------


            2       84         --         --         --          --         --        --
       (1,392)     (92)        (1)       (32)        --          --         --        --
       ------      ---         --        ---        ---       -----       ----       ---
       (1,390)      (8)        (1)       (32)        --          --         --        --
       ======      ===         ==        ===        ===       =====       ====       ===


            8       13         --         --         --          --         16        --
           (7)     (10)        (6)        --        (11)        (10)        --        --
       ------      ---         --        ---        ---       -----       ----       ---
            1        3         (6)        --        (11)        (10)        16        --
       ======      ===         ==        ===        ===       =====       ====       ===


          307      875         --          2        135       1,162         86       632
          (15)     (11)        (1)        (2)       (61)         (4)      (119)       (3)
       ------      ---         --        ---        ---       -----       ----       ---
          292      864         (1)        --         74       1,158        (33)      629
       ======      ===         ==        ===        ===       =====       ====       ===


--------------------------------------------------------------------------------







                              MAINSTAY VP           MAINSTAY VP            MAINSTAY VP
                            MID CAP VALUE--       S&P 500 INDEX--      SMALL CAP GROWTH--
                             INITIAL CLASS         INITIAL CLASS          INITIAL CLASS
                          ------------------    ------------------    --------------------
                            2007       2006       2007       2006       2007        2006
                          ----------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --       1,710         78        --           --
Units redeemed.........      --         --        (343)      (484)       --           --
                            ---        ---       -----       ----        --          ---
  Net increase
     (decrease)........      --         --       1,367       (406)       --           --
                            ===        ===       =====       ====        ==          ===

SERIES II POLICIES
Units issued...........      --         --           3         14        --           --
Units redeemed.........     (24)       (22)         --         (1)       --           --
                            ---        ---       -----       ----        --          ---
  Net increase
     (decrease)........     (24)       (22)          3         13        --           --
                            ===        ===       =====       ====        ==          ===

SERIES III POLICIES
Units issued...........      23         10         109        368        12          397
Units redeemed.........      --         (9)        (95)       (18)       (6)          (2)
                            ---        ---       -----       ----        --          ---
  Net increase
     (decrease)........      23          1          14        350         6          395
                            ===        ===       =====       ====        ==          ===







                            ALGER AMERICAN        ALGER AMERICAN      ALLIANCEBERNSTEIN VPS
                               LEVERAGED               SMALL              INTERNATIONAL
                               ALLCAP--          CAPITALIZATION--       VALUE PORTFOLIO--
                            CLASS O SHARES        CLASS O SHARES          CLASS A SHARES
                          ------------------    ------------------    ---------------------
                            2007       2006       2007       2006            2007(K)
                          -----------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --                --
Units redeemed.........      --         --         --         --                --
                             --         --        ---        ---                --
  Net increase
     (decrease)........      --         --         --         --                --
                             ==         ==        ===        ===                ==

SERIES II POLICIES
Units issued...........      --         --         --         --                --
Units redeemed.........      --         --         --         --                --
                             --         --        ---        ---                --
  Net increase
     (decrease)........      --         --         --         --                --
                             ==         ==        ===        ===                ==

SERIES III POLICIES
Units issued...........      --          8         21        121                72
Units redeemed.........      (7)        --        (23)        (5)               --
                             --         --        ---        ---                --
  Net increase
     (decrease)........      (7)         8         (2)       116                72
                             ==         ==        ===        ===                ==



Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2006 (Commencement of Investments) through December 2006.
(b) For Series III policies, represents the period February 2006 (Commencement of Investments) through December 2006.
(c) For Series III policies, represents the period July 2006 (Commencement of Investments) through December 2006.
(d) For Series III policies, represents the period August 2006 (Commencement of Investments) through December 2006.
(e) For Series II policies, represents the period October 2006 (Commencement of Investments) through December 2006.
(f) For Series III policies, represents the period December 2006 (Commencement of Investments).
(g) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(h) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(i) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(j) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(k) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(l) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(m) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






                                                         AIM V.I.               AIM V.I.
          MAINSTAY VP           MAINSTAY VP            GLOBAL REAL            INTERNATIONAL
        TOTAL RETURN--            VALUE--             ESTATE FUND--           GROWTH FUND--
         INITIAL CLASS         INITIAL CLASS         SERIES I SHARES         SERIES I SHARES
      ------------------    ------------------    ---------------------    ------------------
        2007       2006       2007       2006       2007     2006(C)(E)      2007     2006(C)
      ---------------------------------------------------------------------------------------


        831         92         77         162         --          --          --         --
        (13)        (7)        (5)         (3)        --          --          --         --
        ---         --        ---        ----       ----         ---         ---         --
        818         85         72         159         --          --          --         --
        ===         ==        ===        ====       ====         ===         ===         ==


         --         --         --          --          2           7          --         --
         --         --        (42)        (45)        (7)         --          --         --
        ---         --        ---        ----       ----         ---         ---         --
         --         --        (42)        (45)        (5)          7          --         --
        ===         ==        ===        ====       ====         ===         ===         ==


         --         --        103         928         58         445         335          3
         --         --        (33)       (171)      (401)         --          (1)        --
        ---         --        ---        ----       ----         ---         ---         --
         --         --         70         757       (343)        445         334          3
        ===         ==        ===        ====       ====         ===         ===         ==







           AMERICAN           AMERICAN FUNDS        AMERICAN FUNDS
          CENTURY(R)         ASSET ALLOCATION        GLOBAL SMALL         AMERICAN FUNDS
          VP VALUE--              FUND--           CAPITALIZATION--        GROWTH FUND--
           CLASS II           CLASS 2 SHARES        CLASS 2 SHARES        CLASS 2 SHARES
      ------------------    ------------------    ------------------    ------------------
        2007       2006     2007(G)      2006     2007(G)      2006       2007     2006(F)
      ------------------------------------------------------------------------------------


         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         --         --         --         --         --         --        ---         --
         --         --         --         --         --         --         --         --
         ==         ==         ==         ==         ==         ==        ===         ==


          4         11         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         --         --         --         --         --         --        ---         --
          4         11         --         --         --         --         --         --
         ==         ==         ==         ==         ==         ==        ===         ==


         58         17         17         --         38         --        130          1
         (1)        (6)        --         --         --         --        (12)        --
         --         --         --         --         --         --        ---         --
         57         11         17         --         38         --        118          1
         ==         ==         ==         ==         ==         ==        ===         ==


--------------------------------------------------------------------------------







                            AMERICAN FUNDS          AMERICAN FUND
                             GROWTH-INCOME          INTERNATIONAL
                                FUND--                 FUNDS--           CVS CALVERT SOCIAL
                            CLASS 2 SHARES          CLASS 2 SHARES       BALANCED PORTFOLIO
                          ------------------    ---------------------    ------------------
                          2007(I)      2006     2007(G)(H)      2006       2007       2006
                          -----------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --           --          --         --         --
Units redeemed.........      --         --           --          --         --         (1)
                             --         --          ---          --         --        ---
  Net increase
     (decrease)........      --         --           --          --         --         (1)
                             ==         ==          ===          ==         ==        ===

SERIES II POLICIES
Units issued...........      --         --           --          --         --         --
Units redeemed.........      --         --           --          --         --         --
                             --         --          ---          --         --        ---
  Net increase
     (decrease)........      --         --           --          --         --         --
                             ==         ==          ===          ==         ==        ===

SERIES III POLICIES
Units issued...........       3         --          139          --         --          8
Units redeemed.........      --         --           (1)         --         (1)       (82)
                             --         --          ---          --         --        ---
  Net increase
     (decrease)........       3         --          138          --         (1)       (74)
                             ==         ==          ===          ==         ==        ===







                              DREYFUS VIF         DWS DREMAN              DWS
                               EMERGING          SMALL MID CAP         SMALL CAP
                               LEADERS--          VALUE VIP--         INDEX VIP--
                            INITIAL SHARES      CLASS A SHARES      CLASS A SHARES
                          ------------------    --------------    ------------------
                            2007     2006(B)        2007(J)         2007       2006
                          ----------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --             --             --         --
Units redeemed.........      --         --             --             --         --
                            ---         --            ---           ----      -----
  Net increase
     (decrease)........      --         --             --             --         --
                            ===         ==            ===           ====      =====

SERIES II POLICIES
Units issued...........      --         --             --              1          1
Units redeemed.........      --         --             --             --         (9)
                            ---         --            ---           ----      -----
  Net increase
     (decrease)........      --         --             --              1         (8)
                            ===         ==            ===           ====      =====

SERIES III POLICIES
Units issued...........      14          2            131             69      1,057
Units redeemed.........     (16)        --             --           (828)        (7)
                            ---         --            ---           ----      -----
  Net increase
     (decrease)........      (2)         2            131           (759)     1,050
                            ===         ==            ===           ====      =====



Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2006 (Commencement of Investments) through December 2006.
(b) For Series III policies, represents the period February 2006 (Commencement of Investments) through December 2006.
(c) For Series III policies, represents the period July 2006 (Commencement of Investments) through December 2006.
(d) For Series III policies, represents the period August 2006 (Commencement of Investments) through December 2006.
(e) For Series II policies, represents the period October 2006 (Commencement of Investments) through December 2006.
(f) For Series III policies, represents the period December 2006 (Commencement of Investments).
(g) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(h) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(i) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(j) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(k) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(l) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(m) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






                               DELAWARE VIP
                               INTERNATIONAL          DREYFUS IP             DREYFUS VIF
                                   VALUE              TECHNOLOGY              DEVELOPING
          DAVIS VALUE         EQUITY SERIES--          GROWTH--               LEADERS--
           PORTFOLIO          STANDARD CLASS        INITIAL SHARES          INITIAL SHARES
      ------------------    ------------------    ------------------    ---------------------
        2007       2006     2007(G)      2006       2007       2006       2007        2006
      ---------------------------------------------------------------------------------------
                                                                                            4

         --         --         --         --         --         --         --              --
         --         --         --         --         --         --         --              --
        ---         --         --         --         --         --         --             ---
         --         --         --         --         --         --         --              --
        ===         ==         ==         ==         ==         ==         ==             ===


          1          5         --         --         --         --         --               4
         --         --         --         --         --         --         --             (26)
        ---         --         --         --         --         --         --             ---
          1          5         --         --         --         --         --             (22)
        ===         ==         ==         ==         ==         ==         ==             ===


        123         16         38         --         23          5         --               3
         (1)        --         --         --         (3)        (2)        (1)             (7)
        ---         --         --         --         --         --         --             ---
        122         16         38         --         20          3         (1)             (4)
        ===         ==         ==         ==         ==         ==         ==             ===







                                                    FIDELITY(R) VIP       FIDELITY(R) VIP
        FIDELITY(R) VIP       FIDELITY(R) VIP        FREEDOM 2010          FREEDOM 2020
        CONTRAFUND(R)--       EQUITY-INCOME--         PORTFOLIO--           PORTFOLIO--
         INITIAL CLASS         INITIAL CLASS        INITIAL SHARES        INITIAL SHARES
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006     2007(L)      2006       2007       2006
      ------------------------------------------------------------------------------------


          1         --         --          19        --         --         --         --
         (1)       (17)        --        (180)       --         --         --         --
        ---        ---        ---        ----       ---         --         --         --
         --        (17)        --        (161)       --         --         --         --
        ===        ===        ===        ====       ===         ==         ==         ==


         18         14          1          --         3         --          2         --
         (1)       (71)        --          (4)       --         --         --         --
        ---        ---        ---        ----       ---         --         --         --
         17        (57)         1          (4)        3         --          2         --
        ===        ===        ===        ====       ===         ==         ==         ==


        335        554        185         214        23         --         60          8
        (17)       (17)       (41)        (11)      (11)        (6)        (1)        --
        ---        ---        ---        ----       ---         --         --         --
        318        537        144         203        12         (6)        59          8
        ===        ===        ===        ====       ===         ==         ==         ==


--------------------------------------------------------------------------------







                            FIDELITY(R) VIP
                             FREEDOM 2030          FIDELITY(R) VIP        FIDELITY(R) VIP
                              PORTFOLIO--             GROWTH--              INDEX 500--
                            INITIAL SHARES          INITIAL CLASS          INITIAL CLASS
                          ------------------    --------------------    ------------------
                            2007     2006(D)      2007        2006        2007       2006
                          ----------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --           --          --        --
Units redeemed.........      --         --         --           --          --        --
                            ---         --         --         ----        ----       ---
  Net increase
     (decrease)........      --         --         --           --          --        --
                            ===         ==         ==         ====        ====       ===

SERIES II POLICIES
Units issued...........      --         --         10            4           3        20
Units redeemed.........      --         --         --          (29)        (77)       (1)
                            ---         --         --         ----        ----       ---
  Net increase
     (decrease)........      --         --         10          (25)        (74)       19
                            ===         ==         ==         ====        ====       ===

SERIES III POLICIES
Units issued...........      48         21         44           59         520       704
Units redeemed.........     (17)        --         (5)        (174)       (177)      (36)
                            ---         --         --         ----        ----       ---
  Net increase
     (decrease)........      31         21         39         (115)        343       668
                            ===         ==         ==         ====        ====       ===






                              JANUS ASPEN                                   JANUS ASPEN
                                SERIES               JANUS ASPEN              SERIES
                              BALANCED--           SERIES FORTY--        MID CAP GROWTH--
                             INSTITUTIONAL          INSTITUTIONAL          INSTITUTIONAL
                                SHARES                 SHARES                 SHARES
                          ------------------    --------------------    ------------------
                            2007       2006       2007        2006        2007       2006
                          ----------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --          18         --          --         --         --
Units redeemed.........     (14)       (201)        --          --         --         --
                            ---        ----        ---         ---        ---        ---
  Net increase
     (decrease)........     (14)       (183)        --          --         --         --
                            ===        ====        ===         ===        ===        ===

SERIES II POLICIES
Units issued...........      16          24         --          --         --         --
Units redeemed.........      (2)         (2)        --          --         --         --
                            ---        ----        ---         ---        ---        ---
  Net increase
     (decrease)........      14          22         --          --         --         --
                            ===        ====        ===         ===        ===        ===

SERIES III POLICIES
Units issued...........     190          54        130         337        112        101
Units redeemed.........     (11)        (12)        (4)         (3)       (17)        (7)
                            ---        ----        ---         ---        ---        ---
  Net increase
     (decrease)........     179          42        126         334         95         94
                            ===        ====        ===         ===        ===        ===



Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2006 (Commencement of Investments) through December 2006.
(b) For Series III policies, represents the period February 2006 (Commencement of Investments) through December 2006.
(c) For Series III policies, represents the period July 2006 (Commencement of Investments) through December 2006.
(d) For Series III policies, represents the period August 2006 (Commencement of Investments) through December 2006.
(e) For Series II policies, represents the period October 2006 (Commencement of Investments) through December 2006.
(f) For Series III policies, represents the period December 2006 (Commencement of Investments).
(g) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(h) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(i) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(j) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(k) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(l) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(m) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







        FIDELITY(R) VIP
          INVESTMENT          FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
         GRADE BOND--            MID-CAP--            OVERSEAS--        VALUE STRATEGIES--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS        SERVICE CLASS 2
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


         --         --         --         --          --        --         --         --
         --         --         --         --          --        --         --         --
        ---        ---        ---        ---        ----       ---         --         --
         --         --         --         --          --        --         --         --
        ===        ===        ===        ===        ====       ===         ==         ==


         24         38          4         22          10        --         --         --
         (2)        (2)       (14)        (3)         --       (11)        --         --
        ---        ---        ---        ---        ----       ---         --         --
         22         36        (10)        19          10       (11)        --         --
        ===        ===        ===        ===        ====       ===         ==         ==


        185        112        207        408         165       637         12          8
        (14)        (4)       (80)       (14)       (337)      (14)        (1)        (1)
        ---        ---        ---        ---        ----       ---         --         --
        171        108        127        394        (172)      623         11          7
        ===        ===        ===        ===        ====       ===         ==         ==






          JANUS ASPEN                                                    LVIP BARON GROWTH
            SERIES                LAZARD              LORD ABBETT          OPPORTUNITIES
      WORLDWIDE GROWTH--        RETIREMENT           SERIES FUND--            FUND--
         INSTITUTIONAL         INTERNATIONAL         MID-CAP VALUE         SERVICE CLASS
            SHARES           EQUITY PORTFOLIO          PORTFOLIO              SHARES
      ------------------    ------------------    ------------------    ------------------
        2007       2006     2007(H)      2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


          2          5         --         --          --         --        --         --
         (3)        (9)        --         --          --         --        --         --
         --        ---         --        ---        ----       ----       ---         --
         (1)        (4)        --         --          --         --        --         --
         ==        ===         ==        ===        ====       ====       ===         ==


         --          3         --         --           1          2         6          7
         --        (12)        --         --          --        (61)       --         --
         --        ---         --        ---        ----       ----       ---         --
         --         (9)        --         --           1        (59)        6          7
         ==        ===         ==        ===        ====       ====       ===         ==


          8         11         42        173         217        302       157         55
         (1)        (6)        (5)        (3)       (118)      (100)       (1)        --
         --        ---         --        ---        ----       ----       ---         --
          7          5         37        170          99        202       156         55
         ==        ===         ==        ===        ====       ====       ===         ==


--------------------------------------------------------------------------------








                                MFS(R)                MFS(R)                MFS(R)
                            INVESTORS TRUST        NEW DISCOVERY           UTILITIES
                               SERIES--              SERIES--              SERIES--
                             INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007       2006
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --         --         --
Units redeemed.........      --         --         --         --         --         --
                             --         --         --        ---         --         --
  Net increase
     (decrease)........      --         --         --         --         --         --
                             ==         ==         ==        ===         ==         ==

SERIES II POLICIES
Units issued...........      --         (1)        --         --          2         --
Units redeemed.........      --         --         --         --         --         (1)
                             --         --         --        ---         --         --
  Net increase
     (decrease)........      --         (1)        --         --          2         (1)
                             ==         ==         ==        ===         ==         ==

SERIES III POLICIES
Units issued...........      --         --          1         15         26         40
Units redeemed.........      --         --         (1)       (71)        (2)        --
                             --         --         --        ---         --         --
  Net increase
     (decrease)........      --         --         --        (56)        24         40
                             ==         ==         ==        ===         ==         ==








                                 PIMCO                 PIMCO                 PIMCO
                             REAL RETURN--        TOTAL RETURN--       U.S. GOVERNMENT--
                            ADMINISTRATIVE        ADMINISTRATIVE        ADMINISTRATIVE
                             CLASS SHARES          CLASS SHARES          CLASS SHARES
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007     2006(C)
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --          --        --         --         --
Units redeemed.........      --         --          --        --         --         --
                            ---        ---       -----       ---        ---         --
  Net increase
     (decrease)........      --         --          --        --         --         --
                            ===        ===       =====       ===        ===         ==

SERIES II POLICIES
Units issued...........       4          1          --         1         --         --
Units redeemed.........      (4)        (5)         (7)      (15)        --         --
                            ---        ---       -----       ---        ---         --
  Net increase
     (decrease)........      --         (4)         (7)      (14)        --         --
                            ===        ===       =====       ===        ===         ==

SERIES III POLICIES
Units issued...........     177        134       1,041       532          3         54
Units redeemed.........     (15)        (3)       (307)      (17)       (53)        --
                            ---        ---       -----       ---        ---         --
  Net increase
     (decrease)........     162        131         734       515        (50)        54
                            ===        ===       =====       ===        ===         ==



Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2006 (Commencement of Investments) through December 2006.
(b) For Series III policies, represents the period February 2006 (Commencement of Investments) through December 2006.
(c) For Series III policies, represents the period July 2006 (Commencement of Investments) through December 2006.
(d) For Series III policies, represents the period August 2006 (Commencement of Investments) through December 2006.
(e) For Series II policies, represents the period October 2006 (Commencement of Investments) through December 2006.
(f) For Series III policies, represents the period December 2006 (Commencement of Investments).
(g) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(h) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(i) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(j) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(k) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(l) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(m) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








        MORGAN STANLEY        MORGAN STANLEY        MORGAN STANLEY             PIMCO
         UIF EMERGING          UIF EMERGING            UIF U.S.           LOW DURATION--
        MARKETS DEBT--       MARKETS EQUITY--        REAL ESTATE--        ADMINISTRATIVE
            CLASS I               CLASS I               CLASS I            CLASS SHARES
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         --         --        ---         --        ---        ---         --        ---
         --         --         --         --         --         --         --         --
         ==         ==        ===         ==        ===        ===         ==        ===


          1          3         20         --          7          2         --         --
         --         --         --         (2)        --        (18)        --        (23)
         --         --        ---         --        ---        ---         --        ---
          1          3         20         (2)         7        (16)        --        (23)
         ==         ==        ===         ==        ===        ===         ==        ===


         29         13        117         70        389        104         13         20
         (1)        --         (3)        (2)        (4)       (31)        (1)        (1)
         --         --        ---         --        ---        ---         --        ---
         28         13        114         68        385         73         12         19
         ==         ==        ===         ==        ===        ===         ==        ===







             ROYCE                 ROYCE
           MICRO-CAP             SMALL-CAP
          PORTFOLIO--           PORTFOLIO--          T. ROWE PRICE         T. ROWE PRICE
          INVESTMENT            INVESTMENT         BLUE CHIP GROWTH        EQUITY INCOME
             CLASS                 CLASS               PORTFOLIO             PORTFOLIO
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


         --         --         --         --          --         --         5           9
         --         --         --         --          --         --        (6)         (3)
        ---         --        ---        ---        ----       ----       ---        ----
         --         --         --         --          --         --        (1)          6
        ===         ==        ===        ===        ====       ====       ===        ====


          1         14         --         --          --          4        29          21
         (6)        --         --         --         (11)       (14)       (1)       (115)
        ---         --        ---        ---        ----       ----       ---        ----
         (5)        14         --         --         (11)       (10)       28         (94)
        ===         ==        ===        ===        ====       ====       ===        ====


        107         72        204        115         161        161       622         308
         (5)        (8)        (5)        (1)       (110)      (288)      (89)       (101)
        ---         --        ---        ---        ----       ----       ---        ----
        102         64        199        114          51       (127)      533         207
        ===         ==        ===        ===        ====       ====       ===        ====


--------------------------------------------------------------------------------








                                                   T. ROWE PRICE         T. ROWE PRICE
                             T. ROWE PRICE         INTERNATIONAL         LIMITED-TERM
                               INDEX 500               STOCK                 BOND
                               PORTFOLIO             PORTFOLIO             PORTFOLIO
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007       2006
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --         --         --
Units redeemed.........      --         --         --         --         --         --
                             --         --         --        ---        ---         --
  Net increase
     (decrease)........      --         --         --         --         --         --
                             ==         ==         ==        ===        ===         ==

SERIES II POLICIES
Units issued...........      --         --          3          9          1          2
Units redeemed.........      --         --         --         (6)        --         (2)
                             --         --         --        ---        ---         --
  Net increase
     (decrease)........      --         --          3          3          1         --
                             ==         ==         ==        ===        ===         ==

SERIES III POLICIES
Units issued...........       7         27         41         57         77         52
Units redeemed.........      (1)        (1)        (3)       (28)       (16)        (2)
                             --         --         --        ---        ---         --
  Net increase
     (decrease)........       6         26         38         29         61         50
                             ==         ==         ==        ===        ===         ==




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2006 (Commencement of Investments) through December 2006.
(b) For Series III policies, represents the period February 2006 (Commencement of Investments) through December 2006.
(c) For Series III policies, represents the period July 2006 (Commencement of Investments) through December 2006.
(d) For Series III policies, represents the period August 2006 (Commencement of Investments) through December 2006.
(e) For Series II policies, represents the period October 2006 (Commencement of Investments) through December 2006.
(f) For Series III policies, represents the period December 2006 (Commencement of Investments).
(g) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(h) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(i) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(j) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(k) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(l) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(m) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                                   T. Rowe Price              Van Eck               Van Eck WIT
           T. Rowe Price         Personal Strategy      Worldwide Absolute           Worldwide
        New America Growth           Balanced                Return--               Bond Fund--
             Portfolio               Portfolio         Initial Class Shares    Initial Class Shares
       --------------------    --------------------    --------------------    --------------------
         2007        2006        2007        2006        2007        2006             2007(M)
       --------------------------------------------------------------------------------------------


           --         --           --          --         --          --                --
           --         --           --          --         --          --                --
          ---         --         ----         ---         --          --                --
           --         --           --          --         --          --                --
          ===         ==         ====         ===         ==          ==                ==


           --         17           --          --         --          --                --
           (6)        --           --          --         --          --                --
          ---         --         ----         ---         --          --                --
           (6)        17           --          --         --          --                --
          ===         ==         ====         ===         ==          ==                ==


          135         52          236         839          4          15                --
          (20)        (7)        (764)        (12)        --          --                --
          ---         --         ----         ---         --          --                --
          115         45         (528)        827          4          15                --
          ===         ==         ====         ===         ==          ==                ==


NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2007, 2006, 2005, 2004, and 2003:





                                                        MAINSTAY VP
                                                          BOND--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   19    $1,080    $6,193    $4,973    $3,967
Units Outstanding..................        1        71       423       345       284
Variable Accumulation Unit Value...   $16.06    $15.19    $14.63    $14.41    $13.95
Total Return.......................     5.8%      3.8%      1.5%      3.4%      3.8%
Investment Income Ratio............     2.1%      0.3%      3.5%      3.8%      4.2%

SERIES II POLICIES(b)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES III POLICIES(c)
Net Assets.........................   $1,689    $1,177    $1,441    $1,163    $   --
Units Outstanding..................      144       107       137       113        --
Variable Accumulation Unit Value...   $11.69    $10.98    $10.50    $10.27    $   --
Total Return.......................     6.5%      4.5%      2.2%      2.7%        --
Investment Income Ratio............     3.8%      1.1%      2.8%      6.0%        --






                                                        MAINSTAY VP
                                                      COMMON STOCK--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $    596  $    587   $   527   $ 3,826   $30,953
Units Outstanding..................        40        41        42       329     2,932
Variable Accumulation Unit Value...  $  15.02  $  14.38   $ 12.43   $ 11.63   $ 10.56
Total Return.......................      4.4%     15.7%      6.9%     10.1%     25.5%
Investment Income Ratio............      1.2%      0.6%      0.2%      0.2%      1.1%

SERIES II POLICIES(b)
Net Assets.........................  $108,001  $103,462   $89,437   $83,745   $   228
Units Outstanding..................     6,155     6,184     6,212     6,248        19
Variable Accumulation Unit Value...  $  17.55  $  16.73   $ 14.40   $ 13.40   $ 12.12
Total Return.......................      4.9%     16.2%      7.4%     10.6%     26.1%
Investment Income Ratio............      1.3%      0.6%      1.0%      9.1%      1.2%

SERIES III POLICIES(c)
Net Assets.........................  $    878  $    157   $    22   $     8   $    --
Units Outstanding..................        61        11         2         1        --
Variable Accumulation Unit Value...  $  14.29  $  13.59   $ 11.67   $ 10.83   $    --
Total Return.......................      5.1%     16.5%      7.7%      8.4%        --
Investment Income Ratio............      1.3%      1.1%      1.0%     14.2%        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                      MAINSTAY VP
                CAPITAL APPRECIATION--                                     MAINSTAY VP
                     INITIAL CLASS                                       CASH MANAGEMENT
------------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $   273   $ 8,194   $ 7,135   $1,234    $21,393  $ 16,231   $16,157   $   151   $   119   $  166
            24       814       735      137      2,453    12,468    12,920       125       101      141
       $ 11.24   $ 10.07   $  9.71   $ 9.02    $  8.72  $   1.30   $  1.25   $  1.20   $  1.18   $ 1.18
         11.6%      3.7%      7.7%     3.4%      26.1%      4.1%      3.9%      2.2%      0.1%       --
            --      0.4%        --       --       0.2%      4.7%      4.8%      2.9%      0.8%     0.7%


       $    --   $    --   $    --   $   --    $    --  $    620   $   511   $ 1,778   $ 1,591   $8,361
            --        --        --       --         --       544       468     1,701     1,563    8,265
       $ 11.21   $    --   $    --   $   --    $ 11.21  $   1.14   $  1.09   $  1.05   $  1.02   $ 1.01
            --        --        --       --      17.2%      4.6%      4.3%      2.7%      0.6%     0.4%
            --        --        --       --         --      4.7%      4.5%      3.0%      2.1%     0.7%


       $19,469   $14,688   $11,758   $7,441    $    --  $118,086   $39,142   $32,538   $13,693   $   --
         1,474     1,250     1,045      717         --   103,882    36,094    31,375    13,601       --
       $ 13.21   $ 11.75   $ 11.25   $10.38    $    --  $   1.14   $  1.08   $  1.04   $  1.01   $   --
         12.4%      4.4%      8.4%     3.8%         --      4.8%      4.6%      3.0%      0.7%       --
          0.2%      0.4%        --     1.5%         --      4.6%      4.7%      1.1%      0.6%       --






                         MAINSTAY VP                        MAINSTAY VP                        MAINSTAY VP
                        CONVERTIBLE--                     FLOATING RATE--                     GOVERNMENT--
                        INITIAL CLASS                      INITIAL CLASS                      INITIAL CLASS
      ------------------------------------------------  ------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $    1    $    1    $    1    $   --    $   --    $   --    $   --    $   32    $   31    $1,020    $  898    $  767
           --        --        --        --        --        --        --         2         2        72        64        56
       $14.05    $12.32    $11.23    $10.63    $10.09    $   --    $   --    $15.57    $14.69    $14.22    $13.99    $13.63
        14.1%      9.6%      5.7%      5.4%      7.6%        --        --      5.9%      3.3%      1.7%      2.6%      1.2%
         2.4%      2.5%        --      2.5%     25.8%        --        --      4.9%        --      3.1%      4.2%      4.7%


       $  379    $  313    $  226    $  229    $  178    $   79    $   --    $   --    $   --    $   56    $   49    $   53
           22        21        17        18        15         8        --        --        --         5         5         5
       $17.01    $14.85    $13.48    $12.68    $11.98    $ 9.98    $   --    $11.14    $11.14    $10.96    $10.74    $10.42
        14.6%     10.1%      6.3%      5.8%     21.9%     (0.2%)       --        --      1.6%      2.1%      3.1%      1.6%
         2.4%      2.7%      1.5%      5.9%     20.5%     26.2%        --        --        --      3.3%      9.7%      5.3%


       $  242    $  116    $  292    $   --    $   --    $  420    $  344    $1,326    $  433    $  197    $   57    $   --
           17         9        26        --        --        39        33       112        39        19         6        --
       $14.38    $12.52    $11.34    $10.42    $   --    $10.82    $10.55    $11.79    $11.05    $10.62    $10.37    $   --
        14.9%     10.4%      8.9%      4.2%        --      2.6%      5.5%      6.7%      4.1%      2.4%      3.7%        --
         2.8%      0.9%      1.4%        --        --      6.4%      6.2%      5.9%      1.4%      3.4%     16.1%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                HIGH YIELD CORPORATE BOND--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   164   $  157    $4,349    $3,917    $3,188
Units Outstanding..................         9        8       261       241       219
Variable Accumulation Unit Value...   $ 18.80   $18.51    $16.64    $16.27    $14.54
Total Return.......................      1.6%    11.2%      2.2%     11.9%     35.4%
Investment Income Ratio............      6.4%     0.1%      6.0%      7.1%      7.5%

SERIES II POLICIES(b)
Net Assets.........................   $   250   $  194    $  131    $   58    $   68
Units Outstanding..................        14       11         9         4         5
Variable Accumulation Unit Value...   $ 17.26   $16.91    $15.13    $14.73    $13.10
Total Return.......................      2.1%    11.8%      2.7%     12.4%     36.0%
Investment Income Ratio............      6.0%     2.5%      7.7%     13.5%      7.8%

SERIES III POLICIES(c)
Net Assets.........................   $14,732   $5,915    $2,391    $  391    $   --
Units Outstanding..................     1,140      468       212        36        --
Variable Accumulation Unit Value...   $ 12.92   $12.63    $11.27    $10.95    $   --
Total Return.......................      2.3%    12.0%      2.9%      9.5%        --
Investment Income Ratio............      7.8%     2.7%      6.2%     24.4%        --







                                                        MAINSTAY VP
                                                  INTERNATIONAL EQUITY--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $43,580   $67,923   $52,190   $49,629   $16,086
Units Outstanding..................     2,228     3,618     3,626     3,697     1,396
Variable Accumulation Unit Value...   $ 19.56   $ 18.77   $ 14.40   $ 13.42   $ 11.52
Total Return.......................      4.2%     30.4%      7.2%     16.5%     29.1%
Investment Income Ratio............      0.6%      0.3%      1.7%      1.8%      1.9%

SERIES II POLICIES(b)
Net Assets.........................   $ 1,463   $ 1,377   $ 1,004   $   846   $   310
Units Outstanding..................        67        66        63        57        24
Variable Accumulation Unit Value...   $ 21.98   $ 21.00   $ 16.03   $ 14.88   $ 12.71
Total Return.......................      4.7%     31.0%      7.7%     17.1%     29.7%
Investment Income Ratio............      0.7%      0.4%      1.5%      4.2%      5.3%

SERIES III POLICIES(c)
Net Assets.........................   $29,202   $23,036   $ 6,744   $ 3,331   $    --
Units Outstanding..................     1,696     1,404       540       288        --
Variable Accumulation Unit Value...   $ 17.22   $ 16.41   $ 12.50   $ 11.57   $    --
Total Return.......................      4.9%     31.3%      8.0%     15.7%        --
Investment Income Ratio............      0.7%      0.5%      1.8%      3.0%        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
                    ICAP SELECT EQUITY--                                INCOME & GROWTH--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $  177    $  176    $  430    $  396    $  353      $--     $    1    $    1    $   --    $   --
           12        12        36        34        34       --         --        --        --        --
       $15.13    $14.26    $12.04    $11.49    $10.39      $--     $12.06    $10.39    $   --    $   --
         6.1%     18.5%      4.7%     10.6%     27.1%       --      16.1%      3.9%        --        --
         0.4%      0.2%      1.0%      1.0%      0.8%       --       0.7%      3.0%        --        --


       $   --    $   --    $   56    $   47    $   36      $--     $   --    $    5    $    4    $    4
           --        --         4         3         3       --         --        --        --        --
       $   --    $16.30    $14.98    $14.24    $12.82      $--     $12.46    $12.48    $11.95    $10.63
           --      8.8%      5.2%     11.1%     27.6%       --      (0.1%)     4.4%     12.4%     28.4%
           --        --      1.0%      2.9%      0.8%       --         --      1.2%      4.8%      1.9%


       $   24    $    5    $  218    $   20    $   --      $--     $   22    $  932    $   49    $   --
            2        15        19         2        --       --         74        79         4        --
       $14.47    $13.54    $11.35    $10.76    $   --      $--     $13.80    $11.81    $11.28    $   --
         6.9%     19.3%      5.4%      7.6%        --       --      16.9%      4.7%     12.8%        --
         0.4%      0.3%      1.8%      1.5%        --       --       0.6%      3.0%      4.2%        --







                         MAINSTAY VP                                       MAINSTAY VP
                     LARGE CAP GROWTH--                                  MID CAP CORE--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $  111    $   97    $  281    $  254    $  252    $    --   $    --   $    --   $    --   $   --
           14        15        47        44        42         --        --        --        --       --
       $ 7.70    $ 6.39    $ 6.00    $ 5.79    $ 5.97    $    --   $    --   $    --   $    --   $   --
        20.5%      6.5%      3.6%     (3.0%)    27.2%         --        --        --        --       --
           --      0.1%        --      0.2%      0.2%         --        --        --        --       --


       $   --    $   67    $   63    $   48    $  158    $48,265   $46,294   $40,564   $35,255   $   45
           --         6         6         5        16      2,165     2,176     2,186     2,196        3
       $   --    $10.94    $10.22    $ 9.82    $10.08    $ 22.29   $ 21.28   $ 18.56   $ 16.06   $13.17
        (0.2%)     7.0%      4.1%     (2.6%)    27.7%       4.8%     14.7%     15.6%     21.9%    35.2%
           --      0.1%        --      0.2%      0.2%       0.4%        --      0.6%      3.2%     0.6%


       $   33    $   28    $   31    $   14    $   --    $23,854   $21,564   $ 2,931   $ 2,792   $   --
            2         3         3         1        --      1,446     1,372       214       237       --
       $13.32    $10.98    $10.24    $ 9.81    $   --    $ 16.50   $ 15.71   $ 13.67   $ 11.80   $   --
        21.3%      7.2%      4.3%     (1.9%)       --       5.0%     15.0%     15.9%     18.0%       --
         0.0%      0.1%        --      0.9%        --       0.4%        --      0.5%      0.5%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                   MAINSTAY VP                             MAINSTAY VP
                                                MID CAP GROWTH--                         MID CAP VALUE--
                                                  INITIAL CLASS                           INITIAL CLASS
                                     --------------------------------------  --------------------------------------
                                       2007      2006      2005      2004      2007      2006      2005      2004
                                     ------------------------------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $    --   $    --   $    --   $    --
Units Outstanding..................        --       --        --        --         --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $    --   $    --   $    --   $    --
Total Return.......................        --       --        --        --         --        --        --        --
Investment Income Ratio............        --       --        --        --         --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $   150   $   --    $   --    $   --    $63,752   $64,974   $57,377   $54,668
Units Outstanding..................        16       --        --        --      4,769     4,793     4,815     4,837
Variable Accumulation Unit Value...   $  9.44   $   --    $   --    $   --    $ 13.37   $ 13.56   $ 11.92   $ 11.30
Total Return.......................     (5.6%)      --        --        --      (1.4%)    13.8%      5.4%     13.0%
Investment Income Ratio............        --       --        --        --       1.0%      0.1%      0.8%      5.3%


SERIES III POLICIES(c)
Net Assets.........................   $10,832   $9,851    $  466    $  144    $   507   $   221   $   182   $    12
Units Outstanding..................       630      663        34        12         40        17        16         1
Variable Accumulation Unit Value...   $ 17.20   $14.85    $13.60    $11.61    $ 12.63   $ 12.78   $ 11.21   $ 10.60
Total Return.......................     15.8%     9.2%     17.1%     16.1%      (1.1%)    14.0%      5.7%      6.0%
Investment Income Ratio............        --       --        --        --       1.1%      0.1%      2.0%      9.6%







                                                        MAINSTAY VP
                                                      TOTAL RETURN--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $12,280   $2,941    $1,891    $1,361    $1,256
Units Outstanding..................     1,099      281       196       150       146
Variable Accumulation Unit Value...   $ 11.17   $10.47    $ 9.63    $ 9.10    $ 8.62
Total Return.......................      6.8%     8.7%      5.8%      5.6%     18.8%
Investment Income Ratio............      3.1%     0.9%      1.8%      1.8%      1.9%

SERIES II POLICIES(b)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES III POLICIES(c)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                         MAINSTAY VP                                  MAINSTAY VP
                       S&P 500 INDEX--                            SMALL CAP GROWTH--
                        INITIAL CLASS                                INITIAL CLASS
      ------------------------------------------------  --------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------


      $157,310  $131,923  $119,908  $118,599   $93,168   $   --    $   --    $   --    $   --
        11,052     9,685    10,091    10,385     8,951       --        --        --        --
      $  14.23  $  13.62  $  11.88  $  11.42   $ 10.41   $   --    $   --    $   --    $   --
          4.5%     14.6%      4.1%      9.7%     27.3%       --        --        --        --
          1.7%      0.5%      1.2%      1.8%      1.4%       --        --        --        --



      $    608  $    534  $    319  $    297   $   255   $   --    $   --    $   --    $   --
            42        39        26        26        24       --        --        --        --
      $  14.53  $  13.85  $  12.02  $  11.50   $ 10.44   $   --    $   --    $   --    $   --
          5.0%     15.1%      4.5%     10.2%     27.9%       --        --        --        --
          1.7%      0.7%      1.2%      4.5%      4.3%       --        --        --        --



      $ 23,852  $ 22,492  $ 15,506  $ 12,742   $    --   $4,522    $4,597    $   34    $    6
         1,730     1,716     1,366     1,176        --      404       398         3         1
      $  13.79  $  13.10  $  11.35  $  10.83   $    --   $11.19    $11.56    $10.87    $10.45
          5.2%     15.4%      4.8%      8.3%        --    (3.2%)     6.3%      4.1%      4.5%
          1.7%      0.7%      1.2%      4.9%        --       --        --        --        --






                                                             AIM V.I.            AIM V.I.
                      MAINSTAY VP                           GLOBAL REAL        INTERNATIONAL
                        VALUE--                            ESTATE FUND--       GROWTH FUND--
                     INITIAL CLASS                        SERIES I SHARES     SERIES I SHARES
------------------------------------------------------  ------------------  ------------------
        2007      2006      2005      2004      2003      2007      2006      2007      2006
      ----------------------------------------------------------------------------------------


      $  4,536  $  3,500  $  1,143  $  2,868   $    2    $   --    $   --    $   --    $   --
           331       259       100       265       --        --        --        --        --
      $  13.69  $  13.49  $  11.43  $  10.83   $ 9.80    $   --    $   --    $   --    $   --
          1.5%     18.1%      5.5%     10.5%    26.5%        --        --        --        --
          1.8%      0.6%      0.6%      1.9%     2.4%        --        --        --        --



      $159,779  $157,522  $133,533  $126,588   $   59    $   16    $   75    $   --    $   --
         8,610     8,652     8,697     8,738        5         2         7        --        --
      $  18.56  $  18.21  $  15.35  $  14.49   $13.05    $10.42    $11.06    $   --    $   --
          1.9%     18.6%      6.0%     11.0%    27.1%     (5.8%)    10.6%        --        --
          1.6%      0.4%      1.2%      7.4%     1.6%      1.0%      8.0%        --        --



      $ 13,288  $ 12,123  $  2,161  $    620   $   --    $1,197    $5,505    $4,552    $   30
         1,030       960       203        62       --       102       445       337         3
      $  12.91  $  12.63  $  10.62  $  10.00   $   --    $11.70    $12.38    $13.50    $11.77
          2.2%     18.9%      6.2%        --       --     (5.5%)    23.8%     14.7%     16.7%
          1.6%      0.5%      1.5%        --       --      2.3%      4.0%        --      2.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                 ALGER AMERICAN
                                               LEVERAGED ALLCAP--
                                                 CLASS O SHARES
                                     --------------------------------------
                                       2007      2006      2005      2004
                                     --------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --
Investment Income Ratio............       --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --
Investment Income Ratio............       --        --        --        --


SERIES III POLICIES(c)
Net Assets.........................   $   51    $  144    $   27    $   13
Units Outstanding..................        3        10         2         1
Variable Accumulation Unit Value...   $18.99    $14.22    $11.92    $10.42
Total Return.......................    33.5%     19.3%     14.4%      4.2%
Investment Income Ratio............       --        --        --        --






                                       AMERICAN FUNDS      AMERICAN FUNDS                          AMERICAN FUNDS
                                      ASSET ALLOCATION      GLOBAL SMALL       AMERICAN FUNDS       GROWTH-INCOME
                                           FUND--         CAPITALIZATION--      GROWTH FUND--          FUND--
                                       CLASS 2 SHARES      CLASS 2 SHARES      CLASS 2 SHARES      CLASS 2 SHARES
                                     ------------------  ------------------  ------------------  ------------------
                                       2007      2006      2007      2006      2007      2006      2007      2006
                                     ------------------------------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --      $--     $   --      $--     $   --    $   --    $   --      $--
Units Outstanding..................       --       --         --       --         --        --        --       --
Variable Accumulation Unit Value...   $   --      $--     $   --      $--     $   --    $   --    $   --      $--
Total Return.......................       --       --         --       --         --        --        --       --
Investment Income Ratio............       --       --         --       --         --        --        --
                                          --

SERIES II POLICIES(b)
Net Assets.........................   $   --      $--     $   --      $--     $   --    $   --    $   --      $--
Units Outstanding..................       --       --         --       --         --        --        --       --
Variable Accumulation Unit Value...   $   --      $--     $   --      $--     $   --    $   --    $   --      $--
Total Return.......................       --       --         --       --         --        --        --       --
Investment Income Ratio............       --       --         --       --         --        --        --
                                          --

SERIES III POLICIES(c)
Net Assets.........................   $  178      $--     $  471      $--     $1,334    $    5    $   33      $--
Units Outstanding..................       17       --         38       --        119         1         3       --
Variable Accumulation Unit Value...   $10.71      $--     $12.39      $--     $11.19    $ 9.96    $ 9.84      $--
Total Return.......................     7.1%       --      23.9%       --      12.3%     (0.4%)    (1.6%)      --
Investment Income Ratio............     2.3%       --       2.9%       --       1.4%        --      2.8%       --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                        ALLIANCEBERNSTEIN
                       ALGER AMERICAN                   VPS INTERNATIONAL          AMERICAN CENTURY(R) VP
                   SMALL CAPITALIZATION--               VALUE PORTFOLIO--                  VALUE--
                       CLASS O SHARES                     CLASS A SHARES                  CLASS II
      ------------------------------------------------  -----------------  --------------------------------------
        2007      2006      2005      2004      2003           2007          2007      2006      2005      2004
      -----------------------------------------------------------------------------------------------------------


       $   28    $   24    $   19    $  230    $  199         $   --        $   --    $   --    $   --    $   --
            2         2         2        25        25             --            --        --        --        --
       $14.89    $12.79    $10.73    $ 9.24    $ 7.99         $   --        $   --    $   --    $   --    $   --
        16.4%     19.2%     16.1%     15.8%     41.4%             --            --        --        --        --
           --        --        --        --        --             --            --        --        --        --



       $   --    $   --    $   --    $  115    $   72         $   --        $  380    $  349    $  173    $  112
           --        --        --         8         6             --            30        26        15        10
       $   --    $   --    $   --    $14.26    $12.27         $   --        $12.77    $13.52    $11.44    $10.94
           --        --        --     16.3%     22.7%             --         (5.5%)    18.2%      4.6%      9.4%
           --        --        --        --        --             --          1.4%      1.1%      0.7%        --



       $2,255    $1,950    $  189    $   59    $   --         $  664        $  882    $  227    $   70    $   --
          129       131        15         6        --             72            75        18         7        --
       $17.43    $14.86    $12.38    $10.59    $   --         $ 9.26        $11.68    $12.34    $10.41    $   --
        17.2%     20.1%     16.9%      5.9%        --          (7.4%)        (5.3%)    18.5%      4.1%        --
           --        --        --        --        --             --          1.4%      0.6%      0.5%        --






        AMERICAN FUNDS
         INTERNATIONAL                       CVS CALVERT
            FUND--                         SOCIAL BALANCED                           DAVIS VALUE
        CLASS 2 SHARES                        PORTFOLIO                               PORTFOLIO
      ------------------  ------------------------------------------------  ----------------------------
        2007      2006      2007      2006      2005      2004      2003      2007      2006      2005
      --------------------------------------------------------------------------------------------------

       $   --      $--     $   --    $   --    $    7    $    7    $   27    $   --    $   --    $   --
           --       --         --        --         1         1         2        --        --        --
       $   --      $--     $   --    $12.64    $12.42    $11.84    $11.01    $   --    $   --    $   --
           --       --         --      1.8%      4.9%      7.5%     18.5%        --        --        --
           --       --         --        --      0.0%      1.2%      2.1%        --        --        --


       $   --      $--     $   --    $   --    $   --    $   --    $   --    $  151    $  143    $   82
           --       --         --        --        --        --        --        14        13         8
       $11.64      $--     $   --    $   --    $   --    $   --    $   --    $10.97    $11.31    $ 9.86
           --       --         --        --        --        --        --     (3.0%)    14.7%     (1.4%)
         0.3%       --         --        --        --        --        --      3.1%      0.6%     43.1%


       $1,647      $--     $   16    $   22    $  865    $  402    $   --    $1,783    $  315    $  118
          138       --          1         2        76        37        --       150        28        12
       $11.89      $--     $12.72    $12.38    $11.38    $10.77    $   --    $11.86    $11.34    $ 9.86
        18.9%       --       2.8%      8.8%      5.7%      7.7%        --      4.6%     15.0%     (1.4%)
         2.2%       --       2.3%      0.3%      1.5%      6.4%        --      1.4%      1.1%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                        DELAWARE VIP
                                        INTERNATIONAL
                                            VALUE                           DREYFUS IP
                                       EQUITY SERIES--                  TECHNOLOGY GROWTH--
                                       STANDARD CLASS                     INITIAL SHARES
                                     ------------------  ------------------------------------------------
                                       2007      2006      2007      2006      2005      2004      2003
                                     --------------------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --      $--     $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --       --         --        --        --        --        --
Variable Accumulation Unit Value...   $   --      $--     $   --    $   --    $   --    $   --    $   --
Total Return.......................       --       --         --        --        --        --        --
Investment Income Ratio............       --       --         --        --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $   --      $--     $   --    $   --    $   --    $   --    $    1
Units Outstanding..................       --       --         --        --        --        --        --
Variable Accumulation Unit Value...   $   --      $--     $ 9.86    $ 9.86    $   --    $ 9.79    $ 9.90
Total Return.......................       --       --         --      0.7%        --     (1.1%)    (1.0%)
Investment Income Ratio............       --       --         --        --        --        --        --


SERIES III POLICIES(c)
Net Assets.........................   $  403      $--     $  671    $  376    $  336    $  133    $   --
Units Outstanding..................       38       --         56        36        33        14        --
Variable Accumulation Unit Value...   $10.59      $--     $12.05    $10.50    $10.07    $ 9.70    $   --
Total Return.......................     5.9%       --      14.7%      4.3%      3.8%     (3.0%)       --
Investment Income Ratio............     2.0%       --         --        --        --        --        --







                                                      FIDELITY(R) VIP
                                                      CONTRAFUND(R)--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   306   $   263   $  543    $  469    $  412
Units Outstanding..................        13        13       30        30        31
Variable Accumulation Unit Value...   $ 23.22   $ 19.88   $17.92    $15.44    $13.46
Total Return.......................     16.8%     10.9%    16.1%     14.7%     27.6%
Investment Income Ratio............      1.0%      1.5%     0.3%      0.3%      0.5%

SERIES II POLICIES(b)
Net Assets.........................   $ 1,790   $ 1,227   $1,994    $1,573    $  839
Units Outstanding..................        86        69      126       116        71
Variable Accumulation Unit Value...   $ 20.73   $ 17.67   $15.86    $13.59    $11.80
Total Return.......................     17.3%     11.4%    16.6%     15.2%     28.1%
Investment Income Ratio............      1.1%      1.2%     0.3%      0.7%      0.2%

SERIES III POLICIES(c)
Net Assets.........................   $19,399   $11,897   $3,687    $  514    $   --
Units Outstanding..................     1,140       822      285        46        --
Variable Accumulation Unit Value...   $ 17.02   $ 14.47   $12.95    $11.08    $   --
Total Return.......................     17.6%     11.7%    16.9%     10.8%        --
Investment Income Ratio............      1.1%      1.5%     0.1%        --        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






                                                                                  DWS
                                                            DREYFUS VIF      DREMAN SMALL
                         DREYFUS VIF                         EMERGING           MID CAP                       DWS
                    DEVELOPING LEADERS--                     LEADERS--        VALUE VIP--            SMALL CAP INDEX VIP--
                       INITIAL SHARES                     INITIAL SHARES    CLASS A SHARES              CLASS A SHARES
      ------------------------------------------------  ------------------  --------------  --------------------------------------
        2007      2006      2005      2004      2003      2007      2006         2007         2007      2006      2005      2004
      ----------------------------------------------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $   --    $   --    $   --       $   --       $    --   $    --   $   --    $   --
            --       --        --        --        --        --        --           --            --        --       --        --
       $    --   $   --    $   --    $   --    $   --    $   --    $   --       $   --       $    --   $    --   $   --    $   --
            --       --        --        --        --        --        --           --            --        --       --        --
            --       --        --        --        --        --        --           --            --        --       --        --


       $    --   $   --    $  256    $  178    $  198    $   --    $   --       $   --       $   113   $   102   $  188    $   73
            --       --        22        16        20        --        --           --             8         7       15         6
       $ 10.90   $10.90    $11.66    $11.05    $ 9.95    $   --    $   --       $   --       $ 14.53   $ 14.85   $12.67    $12.18
            --    (6.5%)     5.5%     11.1%     31.4%        --        --           --         (2.1%)    17.2%     4.0%     17.5%
            --     0.6%        --      0.3%        --        --        --           --          0.8%      0.6%     0.7%      0.2%


       $    19   $   35    $   75    $   22    $   --    $   --    $   18       $1,220       $14,260   $24,980   $8,970    $5,823
             2        3         7         2        --        --         2          131         1,057     1,816      766       519
       $ 10.05   $11.30    $10.89    $10.29    $   --    $11.02    $10.81       $ 9.29       $ 13.49   $ 13.75   $11.70    $11.23
        (11.1%)    3.7%      5.8%      2.9%        --      1.9%      8.1%        (7.1%)        (1.9%)    17.5%     4.3%     12.3%
          0.7%     0.5%        --      0.5%        --        --        --           --          0.9%      0.4%     0.5%      0.1%

         DWS
        SMALL
         CAP
        INDEX
        VIP--
       CLASS A
       SHARES
      --------
        2003
      --------


       $   --
           --
       $   --
           --
           --


       $    1
           --
       $10.37
         3.7%
           --


       $   --
           --
       $   --
           --
           --




                                                                                                                     FIDELI-
                                                                                                                      TY(R)
                                                                                                                       VIP
                                                                                                                     FREEDOM
                                                                                                                      2030
                                                               FIDELITY(R) VIP               FIDELITY(R) VIP         PORTFO-
                       FIDELITY(R) VIP                          FREEDOM 2010                  FREEDOM 2020            LIO--
                       EQUITY-INCOME--                           PORTFOLIO--                   PORTFOLIO--           INITIAL
                        INITIAL CLASS                          INITIAL SHARES                INITIAL SHARES          SHARES
      ------------------------------------------------  ----------------------------  ----------------------------  --------
        2007      2006      2005      2004      2003      2007      2006      2005      2007      2006      2005      2007
      ----------------------------------------------------------------------------------------------------------------------


       $   59    $   60    $2,172    $1,873    $1,518    $   --    $   --    $   --    $   --    $   --    $   --    $   --
            4         4       165       149       134        --        --        --        --        --        --        --
       $15.87    $15.74    $13.18    $12.54    $11.32    $   --    $   --    $   --    $   --    $   --    $   --    $   --
         0.8%     19.4%      5.1%     10.8%     29.4%        --        --        --        --        --        --        --
         1.8%      2.5%      1.6%      1.6%      1.4%        --        --        --        --        --        --        --



       $   11    $   --    $   58    $   49    $   38    $   31    $   --    $   --    $   18    $   --    $   --    $   --
            1        --         4         3         3         3        --        --         2        --        --        --
       $17.21    $16.97    $15.69    $14.86    $13.35    $10.25    $   --    $   --    $10.98    $   --    $   --    $   --
         1.4%      8.2%      5.6%     11.3%     30.0%      2.5%        --        --      9.8%        --        --        --
           --      2.5%      1.4%      3.8%      1.9%     14.8%        --        --      2.5%        --        --        --



       $9,198    $8,274    $3,577    $1,737    $   --    $  340    $  180    $  221    $  931    $  177    $   83    $  644
          658       514       311       160        --        28        16        22        75        16         8        52
       $13.98    $13.77    $11.46    $10.82    $   --    $11.96    $11.01    $10.02    $12.33    $11.19    $ 9.99    $12.29
         1.5%     20.2%      5.9%      8.2%        --      8.7%      9.8%      0.2%     10.2%     12.0%     (0.1%)    11.4%
         2.0%      3.5%      0.8%        --        --      2.3%      1.8%        --      3.8%      1.8%        --      1.8%

       FIDELI-
        TY(R)
         VIP
       FREEDOM
        2030
       PORTFO-
        LIO--
       INITIAL
       SHARES
      --------
        2006
      --------

       $   --
           --
       $   --
           --
           --



       $   --
           --
       $   --
           --
           --


       $  230
           21
       $11.04
        10.4%
         4.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                      FIDELITY(R) VIP
                                                         GROWTH--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $  244    $   71    $  339    $  270    $  208
Units Outstanding..................       16         6        31        26        21
Variable Accumulation Unit Value...   $14.79    $11.67    $10.95    $10.38    $10.07
Total Return.......................    26.6%      6.6%      5.5%      3.1%     32.5%
Investment Income Ratio............     0.8%      0.6%      0.4%      0.7%      0.1%

SERIES III POLICIES(c)
Net Assets.........................   $3,823    $2,568    $3,613    $1,636    $   --
Units Outstanding..................      268       229       344       165        --
Variable Accumulation Unit Value...   $14.23    $11.21    $10.49    $ 9.92    $   --
Total Return.......................    27.0%      6.9%      5.8%     (0.8%)       --
Investment Income Ratio............     0.8%      0.6%      0.3%        --        --







                                                      FIDELITY(R) VIP
                                                         MID-CAP--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $    --   $   --    $   --    $   --
Units Outstanding..................        --        --       --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $   --    $   --    $   --
Total Return.......................        --        --       --        --        --
Investment Income Ratio............        --        --       --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $ 1,152   $ 1,196   $  739    $  584    $  276
Units Outstanding..................        51        61       42        39        23
Variable Accumulation Unit Value...   $ 22.77   $ 19.74   $17.56    $14.88    $11.95
Total Return.......................     15.3%     12.4%    18.0%     24.6%     38.3%
Investment Income Ratio............      0.9%      0.3%       --        --      0.1%

SERIES III POLICIES(c)
Net Assets.........................   $22,201   $17,242   $9,912    $4,230    $   --
Units Outstanding..................     1,242     1,115      721       365        --
Variable Accumulation Unit Value...   $ 17.87   $ 15.46   $13.72    $11.59    $   --
Total Return.......................     15.6%     12.7%    18.3%     15.9%        --
Investment Income Ratio............      0.9%      0.3%       --        --        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                       FIDELITY(R) VIP                                   FIDELITY(R) VIP
                         INDEX 500--                                 INVESTMENT GRADE BOND--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $    --   $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --    $   --
            --        --        --       --        --        --        --        --        --        --
       $    --   $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --    $   --
            --        --        --       --        --        --        --        --        --        --
            --        --        --       --        --        --        --        --        --        --


       $   336   $ 1,519   $ 1,050   $  816    $  394    $2,001    $1,653    $1,150    $  926    $  616
            20        94        75       61        33       153       131        95        78        54
       $ 16.91   $ 16.08   $ 13.93   $13.32    $12.08    $13.11    $12.59    $12.10    $11.87    $11.39
          5.2%     15.4%      4.6%    10.3%     28.1%      4.1%      4.1%      1.9%      4.2%      4.9%
          3.1%      1.3%      1.5%     2.8%      0.4%      4.1%      3.4%      3.5%     11.0%      2.4%


       $32,904   $26,736   $15,576   $5,552    $   --    $4,516    $2,444    $1,191    $  115    $   --
         2,392     2,049     1,381      516        --       392       221       113        11        --
       $ 13.75   $ 13.04   $ 11.27   $10.75    $   --    $11.52    $11.04    $10.58    $10.35    $   --
          5.4%     15.7%      4.8%     7.5%        --      4.3%      4.3%      2.2%      3.5%        --
          3.5%      1.3%      0.7%       --        --      3.7%      2.8%      0.9%        --        --







                       FIDELITY(R) VIP                              FIDELITY(R) VIP
                         OVERSEAS--                               VALUE STRATEGIES--
                        INITIAL CLASS                               SERVICE CLASS 2
      ------------------------------------------------  --------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------


       $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --    $   --
            --        --       --        --        --        --        --        --        --
       $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --    $   --
            --        --       --        --        --        --        --        --        --
            --        --       --        --        --        --        --        --        --



       $   156   $    --   $  165    $   --    $   10    $   --    $   --    $   --    $   --
            10        --       11        --         1        --        --        --        --
       $ 15.59   $ 15.82   $14.53    $14.40    $13.23    $   --    $   --    $   --    $   --
         (1.5%)     8.9%     0.9%      8.9%     43.0%        --        --        --        --
          7.7%      1.4%       --      3.2%      0.4%        --        --        --        --



       $13,500   $14,042   $4,129    $  705    $   --    $  432    $  255    $  129    $   27
           783       955      332        67        --        29        18        11         2
       $ 17.25   $ 14.70   $12.45    $10.46    $   --    $14.89    $14.12    $12.17    $11.88
         17.3%     18.1%    19.0%      4.6%        --      5.4%     16.0%      2.4%     18.8%
          3.0%      0.4%     0.2%        --        --      0.7%      0.3%        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        JANUS ASPEN
                                                     SERIES BALANCED--
                                                   INSTITUTIONAL SHARES
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $10,243   $9,579    $11,800   $11,571   $10,667
Units Outstanding..................       503      517        700       736       731
Variable Accumulation Unit Value...   $ 20.35   $18.54    $ 16.86   $ 15.73   $ 14.59
Total Return.......................      9.8%     9.9%       7.2%      7.8%     13.3%
Investment Income Ratio............      2.6%     2.1%       2.3%      2.3%      2.2%

SERIES II POLICIES(b)
Net Assets.........................   $ 1,994   $1,623    $ 1,201   $   998   $   594
Units Outstanding..................       133      119         97        87        56
Variable Accumulation Unit Value...   $ 15.04   $13.64    $ 12.35   $ 11.47   $ 10.60
Total Return.......................     10.3%    10.4%       7.7%      8.3%     13.8%
Investment Income Ratio............      2.6%     2.3%       2.4%      7.8%      2.4%

SERIES III POLICIES(c)
Net Assets.........................   $ 4,650   $1,928    $ 1,262   $   797   $    --
Units Outstanding..................       331      152        110        75        --
Variable Accumulation Unit Value...   $ 14.03   $12.69    $ 11.47   $ 10.62   $    --
Total Return.......................     10.5%    10.7%       7.9%      6.2%        --
Investment Income Ratio............      2.7%     2.2%       1.7%      3.3%        --







                                                LAZARD
                                       RETIREMENT INTERNATIONAL
                                                EQUITY
                                               PORTFOLIO
                                     ----------------------------
                                       2007      2006      2005
                                     ----------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $   --    $   --
Units Outstanding..................       --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --
Total Return.......................       --        --        --
Investment Income Ratio............       --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $   --    $   --    $   --
Units Outstanding..................       --        --        --
Variable Accumulation Unit Value...   $10.55    $   --    $   --
Total Return.......................     5.5%        --        --
Investment Income Ratio............     2.1%        --        --


SERIES III POLICIES(c)
Net Assets.........................   $3,086    $2,291    $   26
Units Outstanding..................      209       172         2
Variable Accumulation Unit Value...   $14.76    $13.32    $10.87
Total Return.......................    10.8%     22.5%      8.7%
Investment Income Ratio............     2.7%      1.4%      1.0%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









               JANUS ASPEN                        JANUS ASPEN                                  JANUS ASPEN
             SERIES FORTY--                 SERIES MID CAP GROWTH--                     SERIES WORLDWIDE GROWTH--
          INSTITUTIONAL SHARES               INSTITUTIONAL SHARES                         INSTITUTIONAL SHARES
      ----------------------------  --------------------------------------  ------------------------------------------------
        2007      2006      2005      2007      2006      2005      2004      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $  296    $  276    $  285    $  523    $  437
           --        --        --        --        --        --        --        20        21        25        48        42
       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $14.55    $13.37    $11.39    $10.83    $10.41
           --        --        --        --        --        --        --      8.9%     17.4%      5.1%      4.0%     23.1%
           --        --        --        --        --        --        --      0.8%      1.7%      1.3%      1.1%      1.1%


       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   96    $   63    $   30
           --        --        --        --        --        --        --        --        --         9         6         3
       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $10.53    $10.53    $10.79    $10.21    $ 9.77
           --        --        --        --        --        --        --        --     (2.4%)     5.6%      4.5%     23.7%
           --        --        --        --        --        --        --        --      2.2%      1.5%      3.1%      1.4%


       $7,521    $4,077    $  307    $7,998    $5,191    $3,388    $  638    $  749    $  599    $  457    $  128    $   --
          490       364        30       458       363       269        57        56        49        44        13        --
       $15.33    $11.19    $10.24    $17.44    $14.29    $12.58    $11.20    $13.36    $12.18    $10.31    $ 9.74    $   --
        37.0%      9.3%      2.4%     22.0%     13.6%     12.3%     12.0%      9.6%     18.2%      5.9%     (2.6%)       --
         0.4%      0.5%      0.6%      0.2%        --        --        --      0.8%      2.0%      1.4%      1.4%        --





                         LORD ABBETT
                        SERIES FUND--                         LVIP BARON GROWTH                  MFS(R) INVESTORS
                        MID-CAP VALUE                       OPPORTUNITIES FUND--                  TRUST SERIES--
                          PORTFOLIO                         SERVICE CLASS SHARES                   INITIAL CLASS
      ------------------------------------------------  ----------------------------  --------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------------------------------------


       $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
            --        --       --        --        --        --        --        --        --        --        --        --
       $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
            --        --       --        --        --        --        --        --        --        --        --        --
            --        --       --        --        --        --        --        --        --        --        --        --



       $   188   $   166   $1,100    $1,026    $  345    $  144    $   71    $   --    $  210    $  194    $  176    $  169
            10         9       68        69        29        13         7        --        12        12        13        13
       $ 18.10   $ 18.03   $16.11    $14.92    $12.06    $10.86    $10.53    $   --    $17.09    $15.54    $13.79    $12.88
          0.3%     12.0%     8.0%     23.7%     24.4%      3.1%      5.3%        --     10.0%     12.7%      7.0%     11.1%
          0.5%      0.1%     0.5%      1.2%      1.5%        --        --        --      0.8%      0.5%      0.5%      1.7%



       $13,379   $11,906   $8,068    $5,014    $   --    $2,685    $  788    $  128    $   --    $   --    $   --    $   --
           945       846      644       433        --       224        68        13        --        --        --        --
       $ 14.15   $ 14.07   $12.53    $11.58    $   --    $11.99    $11.59    $10.04    $   --    $   --    $   --    $   --
          0.6%     12.2%     8.2%     15.8%        --      3.4%     15.5%      0.4%        --        --        --        --
          0.5%      0.6%     0.5%      1.1%        --        --        --        --        --        --        --        --

       MFS(R)
       INVES-
        TORS
        TRUST
      SERIES--
       INITIAL
        CLASS
      --------
        2003
      --------

       $   --
           --
       $   --
           --
           --


       $  109
            9
       $11.60
        21.8%
         0.5%


       $   --
           --
       $   --
           --
           --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                     MFS(R)
                                             NEW DISCOVERY SERIES--
                                                  INITIAL CLASS
                                     --------------------------------------
                                       2007      2006      2005      2004
                                     --------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --
Investment Income Ratio............       --        --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --
Investment Income Ratio............       --        --        --        --

SERIES III POLICIES(c)
Net Assets.........................   $    9    $   15    $  596    $  315
Units Outstanding..................        1         1        57        32
Variable Accumulation Unit Value...   $12.14    $11.84    $10.46    $ 9.94
Total Return.......................     2.5%     13.2%      5.2%     (0.6%)
Investment Income Ratio............       --        --        --        --







                                                      MORGAN STANLEY
                                               UIF EMERGING MARKETS EQUITY--
                                                          CLASS I
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   80    $   56    $   40    $   29    $   31
Units Outstanding..................        2         2         2         2         3
Variable Accumulation Unit Value...   $32.35    $23.19    $17.03    $12.81    $10.48
Total Return.......................    39.5%     36.2%     32.9%     22.3%     48.6%
Investment Income Ratio............     0.5%      0.8%      0.6%      0.7%        --

SERIES II POLICIES(b)
Net Assets.........................   $  572    $   78    $   86    $   --    $   --
Units Outstanding..................       25         5         7        --        --
Variable Accumulation Unit Value...   $23.32    $16.65    $12.17    $   --    $   --
Total Return.......................    40.1%     36.8%     21.7%        --        --
Investment Income Ratio............     0.1%      0.7%      0.5%        --        --

SERIES III POLICIES(c)
Net Assets.........................   $7,958    $3,353    $1,428    $  481    $   --
Units Outstanding..................      278       164        96        43        --
Variable Accumulation Unit Value...   $28.72    $20.45    $14.91    $11.14    $   --
Total Return.......................    40.5%     37.1%     33.9%     11.4%        --
Investment Income Ratio............     0.4%      0.8%      0.3%        --        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                           MFS(R)                                 MORGAN STANLEY UIF
                     UTILITIES SERIES--                         EMERGING MARKETS DEBT--
                        INITIAL CLASS                                   CLASS I
      ------------------------------------------------  --------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------


       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --



       $   28    $   --    $    8    $   --    $  224    $  132    $  116    $   64    $   --
            2        --         1        --        20        10         9         6        --
       $17.45    $13.64    $12.92    $11.75    $11.14    $13.31    $12.52    $11.33    $   --
        27.9%      5.6%     10.0%      5.5%     35.6%      6.3%     10.5%     13.3%        --
         1.3%      4.3%        --      8.2%      2.3%      7.3%      8.1%      6.2%        --



       $1,258    $  621    $   15    $   --    $   --    $  600    $  193    $   16    $   --
           65        41         1        --        --        42        14         1        --
       $19.28    $15.08    $11.49    $   --    $   --    $14.35    $13.47    $12.15    $10.82
        27.9%     31.3%     14.9%        --        --      6.5%     10.8%     12.3%      8.2%
         0.8%      0.4%        --        --        --      7.3%     10.4%      6.6%     85.3%







                     MORGAN STANLEY UIF                                  PIMCO
                     U.S. REAL ESTATE--                             LOW DURATION--
                           CLASS I                            ADMINISTRATIVE CLASS SHARES
      ------------------------------------------------  --------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
            --       --        --        --        --        --        --        --        --
       $    --   $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
            --       --        --        --        --        --        --        --        --
            --       --        --        --        --        --        --        --        --



       $   466   $  378    $  594    $  952    $  658    $   --    $   --    $  228    $  152
            21       14        30        56        53        --        --        23        15
       $ 22.41   $27.09    $19.67    $16.85    $12.38    $10.12    $10.12    $10.08    $10.00
        (17.3%)   37.7%     16.8%     36.1%     37.2%        --      0.5%      0.8%        --
          0.9%     0.7%      1.0%      4.6%        --        --      3.9%      2.9%      5.5%



       $11,399   $5,238    $2,628    $  809    $   --    $  415    $  264    $   58    $   48
           622      237       164        59        --        37        25         6         5
       $ 18.32   $22.10    $16.01    $13.67    $   --    $11.31    $10.54    $10.11    $10.00
        (17.1%)   38.0%     17.1%     36.7%        --      7.4%      4.3%      1.0%        --
          1.2%     1.1%      0.9%      1.9%        --      4.8%      4.1%      1.8%      1.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                      PIMCO
                                                  REAL RETURN--
                                           ADMINISTRATIVE CLASS SHARES
                                     --------------------------------------
                                       2007      2006      2005      2004
                                     --------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --
Investment Income Ratio............       --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $  103    $   90    $  137    $   78
Units Outstanding..................        9         9        13         8
Variable Accumulation Unit Value...   $11.50    $10.42    $10.37    $10.18
Total Return.......................    10.4%      0.5%      1.8%      1.8%
Investment Income Ratio............     4.7%      4.2%      2.9%      4.5%


SERIES III POLICIES(c)
Net Assets.........................   $4,776    $2,622    $1,237    $   24
Units Outstanding..................      412       250       119         2
Variable Accumulation Unit Value...   $11.59    $10.48    $10.40    $10.19
Total Return.......................    10.7%      0.7%      2.1%      1.9%
Investment Income Ratio............     4.6%      4.2%      3.1%      1.7%







                                                 ROYCE                          T. ROWE PRICE
                                         SMALL-CAP PORTFOLIO--                BLUE CHIP GROWTH
                                           INVESTMENT CLASS                       PORTFOLIO
                                     ----------------------------  --------------------------------------
                                       2007      2006      2005      2007      2006      2005      2004
                                     --------------------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $   --    $   --    $   --    $   --    $  141    $  241    $  201
Units Outstanding..................       --        --        --      ----        11        21        19
Variable Accumulation Unit Value...   $10.50    $10.50    $   --    $12.64    $12.31    $11.25    $10.65
Total Return.......................       --      5.0%        --      2.7%      9.4%      5.7%      6.5%
Investment Income Ratio............       --        --        --        --      0.2%      0.1%      6.8%


SERIES III POLICIES(c)
Net Assets.........................   $3,797    $1,546    $  187    $8,877    $7,222    $8,056    $4,500
Units Outstanding..................      331       132        18       618       567       694       411
Variable Accumulation Unit Value...   $11.47    $11.72    $10.15    $14.36    $12.73    $11.61    $10.96
Total Return.......................    (2.1%)    15.4%      1.5%     12.7%      9.7%      5.9%      9.6%
Investment Income Ratio............     0.1%      0.1%        --      0.5%      0.3%      0.1%      2.3%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                     PIMCO
                       PIMCO                   U.S. GOVERNMENT--                   ROYCE
                  TOTAL RETURN--                ADMINISTRATIVE             MICRO-CAP PORTFOLIO--
            ADMINISTRATIVE CLASS SHARES          CLASS SHARES                INVESTMENT CLASS
      --------------------------------------  ------------------  --------------------------------------
        2007      2006      2005      2004      2007      2006      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
            --        --       --        --        --        --        --        --        --        --
       $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
            --        --       --        --        --        --        --        --        --        --
            --        --       --        --        --        --        --        --        --        --



       $    --   $    69   $  217    $   --    $   --    $   --    $  338    $  405    $  156    $   84
            --         7       21        --        --        --        22        27        13         8
       $ 10.65   $ 10.56   $10.19    $   --    $   --    $   --    $15.37    $14.82    $12.25    $11.01
          0.9%      3.6%     1.9%        --        --        --      3.7%     20.9%     11.3%     10.1%
          4.7%      4.4%     3.7%        --        --        --      1.3%      0.3%      0.7%        --



       $24,413   $14,366   $8,384    $3,027    $   43    $  579    $3,369    $1,722    $  642    $  211
         2,039     1,305      790       292         4        54       218       116        52        19
       $ 11.97   $ 11.01   $10.60    $10.35    $11.91    $10.64    $15.49    $14.90    $12.29    $11.01
          8.8%      3.8%     2.5%      3.5%     11.9%        --      4.0%     21.2%     11.6%     10.1%
          4.7%      4.3%     3.2%      2.1%        --      4.0%      1.7%      0.3%      0.6%        --







                        T. ROWE PRICE                           T. ROWE PRICE
                        EQUITY INCOME                             INDEX 500
                          PORTFOLIO                               PORTFOLIO
      ------------------------------------------------  ----------------------------
        2007      2006      2005      2004      2003      2007      2006      2005
      ------------------------------------------------------------------------------


       $   658   $   659   $  460    $  412    $  286    $   --    $   --    $   --
            37        38       32        29        23        --        --        --
       $ 17.64   $ 17.20   $14.56    $14.11    $12.36    $   --    $   --    $   --
          2.5%     18.1%     3.2%     14.1%     24.6%        --        --        --
          1.7%      1.7%     1.5%      1.6%      1.6%        --        --        --


       $ 2,152   $ 1,681   $2,588    $2,044    $1,668    $   --    $   --    $   --
           141       113      207       170       159        --        --        --
       $ 15.26   $ 14.81   $12.48    $12.04    $10.50    $   --    $   --    $   --
          3.0%     18.7%     3.7%     14.6%     25.2%        --        --        --
          1.8%      1.6%     1.6%      4.5%      1.9%        --        --        --


       $20,879   $12,882   $8,428    $3,620    $   --    $  442    $  347    $   24
         1,467       934      727       325        --        34        28         2
       $ 14.23   $ 13.78   $11.59    $11.15    $   --    $12.82    $12.20    $10.57
          3.3%     19.0%     3.9%     11.5%        --      5.1%     15.4%      5.7%
          1.8%      1.6%     1.4%      2.6%        --      1.7%      2.4%      2.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                  T. ROWE PRICE
                                               INTERNATIONAL STOCK
                                                    PORTFOLIO
                                     --------------------------------------
                                       2007      2006      2005      2004
                                     --------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --
Investment Income Ratio............       --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $  477    $  377    $  275    $  117
Units Outstanding..................       27        24        21        10
Variable Accumulation Unit Value...   $17.47    $15.50    $13.04    $11.27
Total Return.......................    12.8%     18.8%     15.7%     12.7%
Investment Income Ratio............     1.6%      1.4%      1.8%      9.9%


SERIES III POLICIES(c)
Net Assets.........................   $1,672    $  905    $  375    $  251
Units Outstanding..................       96        58        29        22
Variable Accumulation Unit Value...   $17.45    $15.44    $12.96    $11.17
Total Return.......................    13.0%     19.1%     16.0%     11.7%
Investment Income Ratio............     1.7%      0.9%      1.3%      2.7%







                                                  T. ROWE PRICE
                                           PERSONAL STRATEGY BALANCED
                                                    PORTFOLIO
                                     --------------------------------------
                                       2007      2006      2005      2004
                                     --------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $    --   $   --    $   --
Units Outstanding..................        --        --       --        --
Variable Accumulation Unit Value...   $    --   $    --   $   --    $   --
Total Return.......................        --        --       --        --
Investment Income Ratio............        --        --       --        --


SERIES II POLICIES(b)
Net Assets.........................   $    --   $    --   $   --    $   --
Units Outstanding..................        --        --       --        --
Variable Accumulation Unit Value...   $    --   $    --   $   --    $   --
Total Return.......................        --        --       --        --
Investment Income Ratio............        --        --       --        --


SERIES III POLICIES(c)
Net Assets.........................   $13,558   $19,466   $7,790    $5,185
Units Outstanding..................       969     1,497      670       475
Variable Accumulation Unit Value...   $ 13.99   $ 13.00   $11.62    $10.92
Total Return.......................      7.6%     11.9%     6.4%      9.2%
Investment Income Ratio............      2.1%      2.3%     1.6%      2.2%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                        T. ROWE PRICE                                T. ROWE PRICE
                      LIMITED-TERM BOND                           NEW AMERICA GROWTH
                          PORTFOLIO                                    PORTFOLIO
      ------------------------------------------------  --------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------


       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --



       $  121    $  101    $   93    $  200    $  134    $  247    $  295    $   75    $   --
           10         9         9        19        13        18        24         7        --
       $11.80    $11.22    $10.80    $10.64    $10.55    $13.85    $12.22    $10.64    $   --
         5.2%      3.8%      1.5%      0.9%      4.0%     13.3%     14.9%      6.4%        --
         4.3%      4.0%      3.5%      9.2%      3.6%        --      0.1%        --        --



       $1,604    $  873    $  325    $   63    $   --    $2,665    $1,011    $  449    $   49
          143        82        32         6        --       202        87        42         5
       $11.23    $10.65    $10.23    $10.05    $   --    $13.17    $11.58    $10.79    $10.32
         5.5%      4.1%      1.8%      0.5%        --     13.8%      7.3%      4.5%      3.2%
         4.2%      3.8%      3.0%      4.6%        --        --      0.1%        --      0.3%








                      VAN ECK                      VAN ECK WIT
            WORLDWIDE ABSOLUTE RETURN--       WORLDWIDE BOND FUND--
               INITIAL CLASS SHARES            INITIAL CLASS SHARES
      --------------------------------------  ---------------------
        2007      2006      2005      2004             2007
      -------------------------------------------------------------


       $   --    $   --     $  --    $   --           $   --
           --        --        --        --               --
       $   --    $   --     $  --    $   --           $   --
           --        --        --        --               --
           --        --        --        --               --



       $   --    $   --     $  --    $   --           $   --
           --        --        --        --               --
       $   --    $   --     $  --    $   --           $   --
           --        --        --        --               --
           --        --        --        --               --



       $  306    $  244     $  75    $    9           $   --
           27        23         8         1               --
       $11.23    $10.79     $9.93    $ 9.91           $10.26
         4.1%      8.7%      0.2%     (0.9%)              --
         0.6%        --        --        --               --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Corporate Sponsored Variable Universal Life Separate Account-I
Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Corporate Sponsored Variable Universal Life Separate Account-I as of December 31, 2007, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2007 by correspondence with the funds, provide a reasonable basis for our opinion.

(PRICEWATERHOUSE COMPANY LLP)
PricewaterhouseCoopers LLP
New York, New York
February 14, 2008


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